UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-7076

                           Wilshire Mutual Funds, Inc.
                      ------------------------------------
               (Exact name of registrant as specified in charter)

                                  c/o PFPC Inc.
                         400 Bellevue Parkway, 3rd Floor
                              Wilmington, DE 19809
                      ------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Lisa King, Esq.
                                  c/o PFPC Inc.
                         400 Bellevue Parkway, 3rd Floor
                              Wilmington, DE 19809
                      ------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-1763
                                                           ---------------------

                   Date of fiscal year end: December 31, 2003
                                            ------------------------------------
                     Date of reporting period: June 30, 2003
                                              ----------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                 [LOGO OMITTED]
                                    WILSHIRE
                               MUTUAL FUNDS, INC.

                               SEMI-ANNUAL REPORT
                                   (Unaudited)


                         LARGE COMPANY GROWTH PORTFOLIO

                          LARGE COMPANY VALUE PORTFOLIO

                         SMALL COMPANY GROWTH PORTFOLIO

                          SMALL COMPANY VALUE PORTFOLIO

                          WILSHIRE 5000 INDEX PORTFOLIO







                                  JUNE 30, 2003

                                 --------------

                                www.wilfunds.com

                           WILSHIRE MUTUAL FUNDS, INC.

      Shareholder Letter ...........................................   1
      Large Company Growth Portfolio:
           Commentary ..............................................   2
      Large Company Value Portfolio:
           Commentary ..............................................   3
      Small Company Growth Portfolio:
           Commentary ..............................................   4
      Small Company Value Portfolio:
           Commentary ..............................................   5
      Wilshire 5000 Index Portfolio:
           Commentary ..............................................   6

      Statements of Investments:
           Large Company Growth Portfolio ..........................   7
           Large Company Value Portfolio ...........................  15
           Small Company Growth Portfolio ..........................  21
           Small Company Value Portfolio ...........................  26
           Wilshire 5000 Index Portfolio ...........................  31

      Statements of Assets and Liabilities .........................  70
      Statements of Operations .....................................  72
      Statements of Changes in Net Assets ..........................  73

      Financial Highlights:
           Large Company Growth Portfolio ..........................  77
           Large Company Value Portfolio ...........................  79
           Small Company Growth Portfolio ..........................  81
           Small Company Value Portfolio ...........................  83
           Wilshire 5000 Index Portfolio ...........................  85

      Notes to Financial Statements ................................  89


                       -----------------------------------

THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO AND WILSHIRE 5000 INDEX PORTFOLIO. ITS USE IN CONNECTION WITH ANY OFFERING OF A PORTFOLIO'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE PORTFOLIO'S CURRENT PROSPECTUS.

    Wilshire Mutual Funds, Inc. are distributed by PFPC Distributors, Inc.

Dear Wilshire Mutual Fund Shareholder,

We are pleased to present this Semi-Annual report to all shareholders of the Wilshire Mutual Funds, Inc. (the "Company"). This report covers the six-month period ended June 30, 2003, for all share classes of the Large Company Growth, Large Company Value, Small Company Growth, Small Company Value and Wilshire 5000 Index Portfolios.

MARKET ENVIRONMENT AND FUND PERFORMANCE OVERVIEW

Uncertainty cast a shadow over the markets during January and February. Geo-political issues such as the Iraqi conflict, continuing tensions in the Middle East, the SARS epidemic, rising oil prices, and disappointing unemployment numbers created a difficult investment environment. It was not until March that the domestic markets began to trade higher.

The second quarter of the year was a boon to investors that remained committed to the equity markets, despite recent short-term volatility. Major indexes experienced their best quarter since 1998. The Wilshire 5000 Index soared to double-digit returns during the second quarter, raising year-to-date results for the index to close to a rise of almost 13%.

During the period, investors moderately preferred value stocks as the pursuit of the perceived security that accompanies consistent earnings continued. Small capitalization stocks handily outperformed their large-cap counterparts, however, all styles of domestic stocks posted double-digit gains over the period. For the period, airline stocks bounced back after several consecutive difficult quarters. Home builders also posted impressive gains followed closely by HMOs, technology stocks, and brokerage firms.

Examining the performance of the individual funds, Wilshire is pleased to share the results with our shareholders. The Wilshire Large Company Growth Fund posted a return of 12% and the Wilshire Small Company Growth Fund was up 13% for the six-month period. The Wilshire Large Company Value Fund posted a return of 11% and the Wilshire Small Company Value Fund similarly managed a return of 11%. The Wilshire 5000 Index Portfolio gained 12%.

There is no way to predict the short-term future of the market. In order to ensure participation in any stock market rally, diversification is a critical component. Wilshire Associates Incorporated structures the Wilshire fund family to allow for convenient diversification within one fund family. It is our hope that you will take full advantage of our diverse product offerings.

As we close our letter to you, our valued shareholders, we want to inform you of an upcoming change to the names of funds. Effective August 1, Wilshire Associates has announced that the name of the Company will change to the Wilshire Mutual Funds, Inc. The ongoing management and responsibility for the funds will be unaffected by this change.

We encourage all shareholders to visit www.wilfunds.com. Access to commentary by fund management, daily net asset values, and quarterly performance reports for the Portfolios is available on the site. Additionally, prospectuses and account applications are available, as well.

Thank you for your continued confidence in the Wilshire's mutual funds and we look forward to continuing to serve you in the future.

Sincerely,


/S/ MICHAEL P. O'KEEFFE                        /S/ THOMAS M. GOODRUM, JR.,
Michael P. O'Keeffe, CFA                       Thomas M. Goodrum, Jr., CFA
Chairman of the Board                          President

DIVERSIFICATION OF FUNDS DOES NOT INSURE AGAINST LOSS.

     LARGE COMPANY GROWTH PORTFOLIO                      [GRAPHIC OMITTED] TREES
     COMMENTARY


                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         SIX MONTHS ENDED 6/30/03..............................   12.08%**
         ONE YEAR ENDED 6/30/03................................    3.15%
         FIVE YEARS ENDED 6/30/03..............................   (0.93)%
         TEN YEARS ENDED 6/30/03...............................   10.92%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         SIX MONTHS ENDED 6/30/03..............................   12.26%**
         ONE YEAR ENDED 6/30/03................................    3.45%
         FIVE YEARS ENDED 6/30/03..............................   (0.65)%
         INCEPTION (7/15/96) THROUGH 6/30/03...................    9.50%

The Large Company Growth Portfolio's (the "Portfolio") Investment Class Shares returned 12.08% while Institutional Class Shares returned 12.26% during the first six months of 2003 (the "period"). Equity investors were rewarded for their patience as the U.S. stock market bounced back after several periods of negative absolute returns. The Wilshire Large Company Growth Fund posted gains similar to those of the broad domestic equity market.

The Portfolio performance was driven by holdings in the Consumer Cyclicals, Consumer Staples and Financial sectors. Technology bellwether Intel led the Portfolio's move upward by posting a 34% return over the period. Home Depot and Wal-Mart were two strong performers within the Portfolio for the first two quarters, highlighting the Portfolio's positive exposure to Consumer Cyclical stocks. The Portfolio capitalized on the second quarter U.S. stock market rally holding stocks that enjoyed impressive performance after several periods of negative absolute returns. Amazon.com, the well-known retailer, gained 92% during the period, boosting Portfolio returns.

The Portfolio did experience pressure from Technology stocks over the period. The Portfolio held an underweighted exposure to technology stocks relative to its benchmark index, a strategy that worked well over the past three years hurt the Portfolio during the first six months of 2003.

The Portfolio is sub-advised by Grantham, Mayo, Van Otterloo & Co., LLC, Putnam Advisory Company, LLC, and Los Angeles Capital Management & Equity Research, Inc. The Portfolio is advised by Wilshire Associates.


* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING CERTAIN PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE SIX MONTHS ENDED 6/30/03, FEES TOTALING 0.23% OF AVERAGE NET ASSETS WERE WAIVED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

** NOT ANNUALIZED.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     LARGE COMPANY VALUE PORTFOLIO                       [GRAPHIC OMITTED] TREES
     COMMENTARY


                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         SIX MONTHS ENDED 6/30/03.................................  11.35%**
         ONE YEAR ENDED 6/30/03...................................  (3.93)%
         FIVE YEARS ENDED 6/30/03.................................  (0.01)%
         TEN YEARS ENDED 6/30/03..................................   8.56%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         SIX MONTHS ENDED 6/30/03.................................  11.47%**
         ONE YEAR ENDED 6/30/03...................................  (3.70)%
         FIVE YEARS ENDED 6/30/03.................................   0.23%
         INCEPTION (7/15/96) THROUGH 6/30/03......................   7.84%

The U.S. stock market showed its resilience during the second quarter that caused the first half of 2003's results to be markedly positive. For the six months ended June 30, 2003 (the "period"), the Large Company Value Portfolio (the "Portfolio") produced double-digit positive performance in concert with the rising tide of the U.S stock market. The Portfolio's Investment Class Shares rose 11.35% while the Institutional Class Shares experienced similar gains, finishing up 11.47%.

The  Portfolio  was paced by its holdings in Consumer  Cyclicals,  Communication
Services, and Healthcare. An overweight position relative to the index to Consumer Cyclicals was a particular boon to performance. Financials were also a source of strength for the Portfolio as names such as JP Morgan, Bank of America, and Washington Mutual all posted impressive gains during the period.

The Portfolio is sub-advised by Alliance Capital Management, L.P., and Los Angeles Capital Management & Equity Research, Inc. The Portfolio is advised by Wilshire Associates.


* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING CERTAIN PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE SIX MONTHS ENDED 6/30/03, FEES TOTALING 0.24% OF AVERAGE NET ASSETS WERE WAIVED.WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

** NOT ANNUALIZED.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     SMALL COMPANY GROWTH PORTFOLIO                      [GRAPHIC OMITTED] TREES
     COMMENTARY


                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         SIX MONTHS ENDED 6/30/03..................................  12.81%**
         ONE YEAR ENDED 6/30/03....................................  (0.23)%
         FIVE YEARS ENDED 6/30/03..................................   0.09%
         TEN YEARS ENDED 6/30/03...................................   6.58%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         SIX MONTHS ENDED 6/30/03..................................  12.83%**
         ONE YEAR ENDED 6/30/03....................................  (0.30)%
         FIVE YEARS ENDED 6/30/03..................................   0.28%
         INCEPTION (7/15/96) THROUGH 6/30/03.......................   4.24%

In the six months ended June 30, 2003, (the "period") the Small Company Growth Portfolio's (the "Portfolio") Investment Class Shares returned 12.81% while the Institutional Class Shares returned 12.83%. The returns were welcome news to small growth style investors that have suffered over the past three years with the burst of the internet bubble. Small-cap stocks that had come under severe pressure during the previous periods rallied as investors favored those stocks that were trading significantly lower than the levels that they achieved during the internet boom. In general, small growth stocks outpaced all other investment styles during the first six months of the year.

The consumer staples and financial sectors were positive contributors to performance. The fund was hurt by its exposure to consumer cyclicals, health care, and technology. The Portfolio held several stocks that rose dramatically during the first half of the year. Doral Financial Corporation was up 57% while Coventry Health Care rose 59%.

The Portfolio is sub-advised by Los Angeles Capital Management & Equity Research, Inc. and is advised by Wilshire Associates.


* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE SIX MONTHS ENDED 6/30/03, FEES AND EXPENSES TOTALING 0.60% OF AVERAGE NET ASSETS WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

** NOT ANNUALIZED.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     SMALL COMPANY VALUE PORTFOLIO                       [GRAPHIC OMITTED] TREES
     COMMENTARY


                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         SIX MONTHS ENDED 6/30/03.................................  11.44%**
         ONE YEAR ENDED 6/30/03...................................  (3.49)%
         FIVE YEARS ENDED 6/30/03.................................   1.87%
         TEN YEARS ENDED 6/30/03..................................   7.67%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         SIX MONTHS ENDED 6/30/03.................................  11.57%**
         ONE YEAR ENDED 6/30/03...................................  (3.27)%
         FIVE YEARS ENDED 6/30/03.................................   2.11%
         INCEPTION (7/15/96) THROUGH 6/30/03......................   8.02%

In the six months ended June 30, 2003, (the "period") the Small Company Value Portfolio's (the "Portfolio") Investment Class Shares returned 11.44% while the Institutional Class Shares returned 11.57%. Small value style investors applauded the gains of the style during the first six months of the year, particularly in the second quarter where the Portfolio picked up 20% in both classes. Bargain-hunters scooped up stocks in the small-value style that had previously been under pressure, pulling those stocks higher on renewed buying interest.

Stocks in the financial and utility sectors posted positive gains for the fund during the period. Consumer cyclical stocks and stocks of technology companies were two areas of particular weakness for the Portfolio.

The Portfolio is sub-advised by Los Angeles Capital Management & Equity Research, Inc. and is advised by Wilshire Associates.


* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE SIX MONTHS ENDED 6/30/03, FEES AND EXPENSES TOTALING 0.60% OF AVERAGE NET ASSETS WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

** NOT ANNUALIZED.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     WILSHIRE 5000 INDEX PORTFOLIO                       [GRAPHIC OMITTED] TREES
     COMMENTARY


                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         SIX MONTHS ENDED 6/30/03................................. 11.97%**
         ONE YEAR ENDED 6/30/03...................................  0.22%
         INCEPTION (2/1/99) THROUGH 6/30/03....................... (4.34)%
                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         SIX MONTHS ENDED 6/30/03................................. 12.25%**
         ONE YEAR ENDED 6/30/03...................................  0.67%
         INCEPTION (2/1/99) THROUGH 6/30/03....................... (4.06)%
                             QUALIFIED CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         SIX MONTHS ENDED 6/30/03................................. 11.99%**
         ONE YEAR ENDED 6/30/03...................................  0.21%
         INCEPTION (5/10/00) THROUGH 6/30/03...................... (9.03)%
                            HORACE MANN CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         SIX MONTHS ENDED 6/30/03................................. 11.99%**
         ONE YEAR ENDED 6/30/03...................................  0.30%
         INCEPTION (12/10/99) THROUGH 6/30/03..................... (5.36)%

For the six-month period ended June 30, 2003, all classes of the Wilshire 5000 Index Portfolio (the "Portfolio") performed in line with the return of the Wilshire 5000 Index. The Index rose in concert with the entire U.S. stock market and posted a gain of 12.9% for the first six months of 2003. The positive absolute performance was tracked by the Portfolio's Investment Class Shares, which picked up 11.97%. The Institutional Class Shares rose 12.25%. The Horace Mann Class Shares gained 11.99% while Qualified Class Shares also rose 11.99%. The returns of the Wilshire 5000 Index were positive mainly due to the impressive performance of U.S equities in the second quarter.

The Portfolio's top ten holdings have remained somewhat stable since reporting at December of 2002. The most heavily weighted holdings posted noteworthy returns that, in aggregate, helped the Portfolio's performance. General Electric Corporation (+20%), Citigroup (+23%), Intel (+34%) and Cisco Systems (+28%) each contributed positively to the Portfolio's overall return and totaled 7% of the Portfolio's holdings.

The Portfolio is sub-advised by Los Angeles Capital Management & Equity Research, Inc. and is advised by Wilshire Associates.

* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE SIX MONTHS ENDED 6/30/03, THERE WERE NO WAIVERS OR REIMBURSEMENTS. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

** NOT ANNUALIZED.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY GROWTH PORTFOLIO                                JUNE 30, 2003
     STATEMENT OF INVESTMENTS                                        (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
COMMON STOCKS - 97.3%

         AEROSPACE - 0.3%
  1,300  General Dynamics Corporation .$     94,250
  4,100  L-3 Communications
           Holdings, Inc.* ............     178,309
 14,500  Lockheed Martin Corporation ..     689,765
  4,200  United Technologies
           Corporation ................     297,486
                                       ------------
                                          1,259,810
                                       ------------

         AIR TRANSPORTATION - 0.1%
 26,300  Southwest Airlines Company ...     452,360
                                       ------------

         APPAREL - 0.3%
  9,000  Coach, Inc.* .................     447,660
  6,800  Columbia Sportswear Company* .     349,588
 13,600  Jones Apparel Group, Inc.* ...     397,936
  3,400  Timberland Company, Class A* .     179,724
                                       ------------
                                          1,374,908
                                       ------------

         BANKS - 1.9%
    900  Astoria Financial Corporation       25,137
  1,300  BancorpSouth, Inc. ...........      27,105
  4,900  Bank of America Corporation ..     387,247
 27,746  Bank of New York
           Company, Inc. ..............     797,697
  2,800  Charter One Financial, Inc. ..      87,304
    550  Commerce Bancshares, Inc. ....      21,423
    800  Cullen/Frost Bankers, Inc. ...      25,680
 10,287  Fifth Third Bancorp ..........     589,857
  3,800  First BanCorp ................     104,310
  4,700  Golden West Financial
           Corporation ................     376,047
  2,800  Greater Bay Bancorp ..........      57,512
  1,700  GreenPoint Financial
           Corporation ................      86,598
 50,156  Hudson City Bancorp, Inc. ....   1,282,489
  4,900  KeyCorp ......................     123,823
    700  M&T Bank Corporation .........      58,954
  7,000  Mellon Financial Corporation       194,250
  6,833  New York Community
           Bancorp, Inc. ..............     198,772
    500  North Fork
           Bancorporation, Inc. .......      17,030
  9,300  Popular, Inc. ................     358,887

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BANKS (CONTINUED)
  9,200  ProLogis Trust ...............$    251,160
  3,600  Provident Financial
           Group, Inc. ................      92,268
  2,650  Regions Financial Corporation       89,517
 18,700  State Street Corporation .....     736,780
 15,900  U.S. Bancorp .................     389,550
  4,800  W Holding Company, Inc. ......      81,216
  2,100  Webster Financial Corporation       79,380
 13,100  Wells Fargo & Company ........     660,240
  2,033  Zions Bancorporation .........     102,890
                                       ------------
                                          7,303,123
                                       ------------

         BUSINESS MACHINES - 13.0%
  8,600  Adaptec, Inc.* ...............      66,908
  5,600  Adobe Systems, Inc. ..........     179,592
 14,000  BEA Systems, Inc.* ...........     152,040
 49,400  BMC Software, Inc.* ..........     806,702
592,678  Cisco Systems, Inc.* .........   9,832,528
 49,200  Compuware Corporation* .......     283,884
 36,600  Comverse Technology, Inc.* ...     550,098
157,300  Dell Computer Corporation* ...   5,027,308
 54,000  EMC Corporation* .............     565,380
 27,400  Foundry Networks, Inc.* ......     394,560
 37,900  Gateway, Inc.* ...............     138,335
 92,400  International Business
           Machines Corporation .......   7,623,000
 24,000  Juniper Networks, Inc.* ......     296,880
 12,700  Lexmark International, Inc.* .     898,779
611,548  Microsoft Corporation ........  15,661,744
570,500  Oracle Corporation* ..........   6,857,410
  7,800  Pitney Bowes, Inc. ...........     299,598
  3,000  SanDisk Corporation* .........     121,050
  5,200  Siebel Systems, Inc.* ........      49,608
  5,000  Storage Technology
           Corporation* ...............     128,700
 16,200  Sun Microsystems, Inc.* ......      74,520
 61,400  Xerox Corporation* ...........     650,226
                                       ------------
                                         50,658,850
                                       ------------

         BUSINESS SERVICES - 5.4%
 11,500  Affiliated Computer Services, Inc.,
           Class A* ...................     525,895
 20,828  Automatic Data
           Processing, Inc. ...........     705,236

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY GROWTH PORTFOLIO                                JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BUSINESS SERVICES (CONTINUED)
 46,400  BearingPoint, Inc.* ..........$    447,760
  7,600  Catalina Marketing
           Corporation* ...............     134,140
  9,700  CDW Corporation* .............     444,260
 17,200  Cendant Corporation* .........     315,104
 32,200  Checkfree Corporation* .......     896,448
    243  Cintas Corporation ...........       8,612
 18,800  Citrix Systems, Inc.* ........     382,768
 71,700  Computer Associates
           International, Inc. ........   1,597,476
  1,800  Computer Sciences
           Corporation* ...............      68,616
 18,000  Concord EFS, Inc.* ...........     264,960
  8,700  Convergys Corporation* .......     139,200
  2,800  D&B Corporation* .............     115,080
 31,690  eBay, Inc.* ..................   3,301,464
 19,000  Electronic Data Systems
           Corporation ................     407,550
  5,000  Equifax, Inc. ................     130,000
  2,700  FactSet Research
           Systems, Inc. ..............     118,935
 19,300  Fair Isaac Corporation .......     992,985
 19,300  First Data Corporation .......     799,792
  1,500  Fiserv, Inc.* ................      53,415
  4,650  FTI Consulting, Inc.* ........     116,111
  5,700  Getty Images, Inc., Class A* .     235,410
 10,200  H & R Block, Inc. ............     441,150
  4,000  Imation Corporation ..........     151,280
  3,200  IMS Health, Inc. .............      57,568
 13,200  Ingram Micro, Inc., Class A* .     145,200
 17,950  Intuit, Inc.* ................     799,314
  3,800  Invitrogen Corporation* ......     145,806
 25,300  Macromedia, Inc.* ............     532,312
 10,800  Mercury Interactive
           Corporation* ...............     416,988
  2,400  Monster Worldwide, Inc.* .....      47,352
 13,600  NetScreen Technologies, Inc.*      306,680
  7,000  Network Associates, Inc.* ....      88,760
  4,500  Omnicom Group, Inc. ..........     322,650
 14,024  Paychex, Inc. ................     411,043
 14,900  Performance Food Group
           Company* ...................     551,300
  3,900  Perot Systems Corporation,
           Class A* ...................      44,304

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BUSINESS SERVICES (CONTINUED)
 14,150  Pixar, Inc.* .................$    860,886
    800  Reynolds & Reynolds Company,
           Class A ....................      22,848
  2,100  Robert Half
           International, Inc.* .......      39,774
  2,600  Stericycle, Inc.* ............     100,048
 19,100  Symantec Corporation* ........     837,726
    900  Tech Data Corporation* .......      24,039
  4,800  Total System Services, Inc. ..     107,040
 32,600  Tyco International, Ltd. .....     618,748
 24,300  VeriSign, Inc.* ..............     336,069
  2,700  VERITAS Software Corporation*       77,409
 42,100  Yahoo, Inc.* .................   1,379,196
                                       ------------
                                         21,066,707
                                       ------------

         CHEMICALS - 0.1%
  2,000  du Pont (E.I.) de Nemours &
           Company ....................      83,280
  3,200  Ecolab, Inc. .................      81,920
 12,500  OM Group, Inc.* ..............     184,125
                                       ------------
                                            349,325
                                       ------------

         CONSTRUCTION - 0.2%
  6,000  D.R. Horton, Inc. ............     168,600
 11,213  Masco Corporation ............     267,430
  1,027  NVR, Inc.* ...................     422,097
  3,700  Toll Brothers, Inc.* .........     104,747
                                       ------------
                                            962,874
                                       ------------

         CONSUMER DURABLES - 0.2%
    400  Mohawk Industries, Inc.* .....      22,212
 10,400  Rent-A-Center, Inc.* .........     788,424
  8,600  United Rentals, Inc.* ........     119,454
                                       ------------
                                            930,090
                                       ------------

         CONTAINERS - 0.3%
  1,800  Ball Corporation .............      81,918
 15,700  Owens-Illinois, Inc.* ........     216,189
 20,000  Sealed Air Corporation* ......     953,200
                                       ------------
                                          1,251,307
                                       ------------

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY GROWTH PORTFOLIO                                JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         COSMETICS - 2.4%
  3,800  Alberto-Culver Company,
           Class B ....................$    194,180
  2,500  Clorox Company ...............     106,625
 21,750  Colgate-Palmolive Company ....   1,260,412
  3,700  Dial Corporation .............      71,965
 15,000  Gillette Company .............     477,900
 79,300  Procter & Gamble Company .....   7,071,974
                                       ------------
                                          9,183,056
                                       ------------

         DOMESTIC OIL - 0.2%
 22,400  Chesapeake Energy Corporation      226,240
  7,300  Patterson-UTI Energy, Inc.* ..     236,520
  7,400  XTO Energy, Inc. .............     148,814
                                       ------------
                                            611,574
                                       ------------

         DRUGS & MEDICINE - 27.0%
109,486  Abbott Laboratories ..........   4,791,107
  8,600  Accredo Health, Inc.* ........     187,480
 26,600  AdvancePCS* ..................   1,016,918
  3,200  Allergan, Inc. ...............     246,720
 12,000  American Pharmaceutical
           Partners, Inc.* ............     406,800
 16,900  AmerisourceBergen Corporation    1,172,015
152,968  Amgen, Inc.* .................  10,245,797
 14,100  Amylin Pharmaceuticals, Inc.*      308,649
  2,700  Andrx Corporation* ...........      53,730
  5,100  Anthem, Inc.* ................     393,465
  2,000  Barr Laboratories, Inc.* .....     131,000
 13,000  Baxter International, Inc. ...     338,000
  4,500  Becton, Dickinson & Company ..     174,825
  6,600  Biogen, Inc.* ................     250,800
  5,700  Biomet, Inc. .................     163,362
 41,550  Boston Scientific
           Corporation* ...............   2,538,705
113,350  Bristol-Myers Squibb Company .   3,077,452
 37,223  Cardinal Health, Inc. ........   2,393,439
 33,500  Caremark Rx, Inc.* ...........     860,280
  8,900  Celgene Corporation* .........     270,560
  5,800  Chiron Corporation* ..........     253,576
 13,700  Covance, Inc.* ...............     247,970
 12,800  Coventry Health Care, Inc.* ..     590,848
 19,700  Edwards Lifesciences
           Corporation* ...............     633,158
  8,300  Express Scripts,
           Inc., Class A* .............     566,143

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         DRUGS & MEDICINE (CONTINUED)
 23,200  First Health Group
           Corporation* ...............$    640,320
 55,200  Forest Laboratories, Inc.* ...   3,022,200
 16,100  Genentech, Inc.* .............   1,161,132
  7,300  Genzyme Corporation* .........     305,140
 23,300  Gilead Sciences, Inc.* .......   1,295,014
 10,000  HCA, Inc. ....................     320,400
  3,900  Health Management Associates,
           Inc., Class A ..............      71,955
 17,900  Health Net, Inc.* ............     589,805
 15,800  Henry Schein, Inc.* ..........     826,972
 15,400  ICN Pharmaceuticals, Inc. ....     258,104
 13,600  IDEC Pharmaceuticals
           Corporation* ...............     462,400
  2,000  IDEXX Laboratories, Inc.* ....      67,360
 15,800  IVAX Corporation* ............     282,030
194,778  Johnson & Johnson ............  10,070,023
 18,400  King Pharmaceuticals, Inc.* ..     271,584
 49,250  Lilly (Eli) & Company ........   3,396,772
 16,900  Lincare Holdings, Inc.* ......     532,519
 11,700  McKesson Corporation .........     418,158
  5,000  Medicines Company* ...........      99,600
  2,000  Medicis Pharmaceutical
           Corporation, Class A .......     113,400
 11,700  MedImmune, Inc.* .............     425,529
 59,634  Medtronic, Inc. ..............   2,860,643
171,050  Merck & Company, Inc. ........  10,357,077
 10,800  Mid Atlantic Medical
           Services, Inc.* ............     564,840
 16,200  Mylan Laboratories, Inc. .....     563,274
 11,300  Orthodontic Centers of
           America, Inc.* .............      90,513
  1,900  Oxford Health Plans, Inc.* ...      79,857
586,971  Pfizer, Inc. .................  20,045,060
  5,200  Pharmaceutical Product
           Development, Inc.* .........     149,396
  7,900  Pharmaceutical
           Resources, Inc.* ...........     384,414
  1,900  Quest Diagnostics, Inc.* .....     121,220
  1,800  Renal Care Group, Inc.* ......      63,378
  3,000  ResMed, Inc.* ................     117,600
142,058  Schering-Plough Corporation ..   2,642,279
 32,950  St. Jude Medical, Inc.* ......   1,894,625


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY GROWTH PORTFOLIO                                JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         DRUGS & MEDICINE (CONTINUED)
 16,200  STERIS Corporation* ..........$    374,058
 16,800  Stryker Corporation ..........   1,165,416
  5,200  Tenet Healthcare Corporation*       60,580
  7,000  Triad Hospitals, Inc.* .......     173,740
 42,400  UnitedHealth Group, Inc. .....   2,130,600
  2,400  Universal Health Services, Inc.,
           Class B* ...................      95,088
 13,600  Watson Pharmaceuticals, Inc.*      549,032
 24,400  WellPoint Health
           Networks, Inc.* ............   2,056,920
 49,100  Wyeth ........................   2,236,505
 12,900  Zimmer Holdings, Inc.* .......     581,145
                                       ------------
                                        105,300,476
                                       ------------

         ELECTRONICS - 6.5%
  7,600  Altera Corporation* ..........     124,640
  1,328  American Power Conversion
           Corporation* ...............      20,704
  8,300  Amkor Technology, Inc.* ......     109,062
 21,500  Analog Devices, Inc.* ........     748,630
  3,500  Applera Corporation - Applied
           Biosystems Group ...........      66,605
 59,756  Applied Materials, Inc.* .....     947,730
 18,000  Arrow Electronics, Inc.* .....     274,320
 11,300  Cadence Design Systems, Inc.*      136,278
 40,600  CIENA Corporation* ...........     210,714
  9,500  Cree, Inc.* ..................     154,660
 15,100  Cypress Semiconductor
           Corporation* ...............     181,200
 22,900  Fairchild Semiconductor
           International, Inc.* .......     292,891
 31,150  Guidant Corporation ..........   1,382,748
 26,400  Integrated Device
           Technology, Inc.* ..........     291,720
474,384  Intel Corporation ............   9,859,597
 26,900  Intersil Corporation,
           Class A* ...................     715,809
 20,600  Jabil Circuit, Inc.* .........     455,260
 12,100  KLA-Tencor Corporation* ......     562,529
 12,500  Lam Research Corporation* ....     227,625
 30,900  Linear Technology Corporation      995,289
 20,300  LSI Logic Corporation* .......     143,724
 17,420  Maxim Integrated
           Products, Inc. .............     595,590

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         ELECTRONICS (CONTINUED)
    700  Mettler-Toledo
           International, Inc.* .......$     25,655
 15,687  Microchip Technology, Inc. ...     384,331
 27,500  Micron Technology, Inc.* .....     319,825
 10,600  National Semiconductor
           Corporation* ...............     209,032
  3,200  Novellus Systems, Inc.* ......     117,187
 51,400  PMC-Sierra, Inc.* ............     602,922
  8,550  QLogic Corporation* ..........     413,222
107,600  Sanmina-SCI Corporation* .....     678,956
 13,000  Semtech Corporation* .........     185,120
  4,400  Silicon Laboratories, Inc.* ..     117,216
 44,200  Solectron Corporation* .......     165,308
108,900  Texas Instruments, Inc. ......   1,916,640
 17,800  Varian Medical Systems, Inc.*    1,024,746
  8,550  Waters Corporation* ..........     249,062
 14,200  Western Digital Corporation* .     146,260
 20,300  Xilinx, Inc.* ................     513,793
                                       ------------
                                         25,566,600
                                       ------------

         ENERGY & UTILITIES - 0.9%
 46,100  AES Corporation* .............     292,735
 49,500  Allegheny Energy, Inc.* ......     418,275
 56,200  Calpine Corporation* .........     370,920
 24,400  Edison International* ........     400,892
 27,000  El Paso Corporation ..........     218,160
  6,500  Energen Corporation ..........     216,450
  6,800  Exelon Corporation ...........     406,708
 22,100  NiSource, Inc. ...............     419,900
  8,100  PPL Corporation ..............     348,300
 10,400  TECO Energy, Inc. ............     124,696
  7,100  UGI Corporation ..............     225,070
 12,500  Xcel Energy, Inc. ............     188,000
                                       ------------
                                          3,630,106
                                       ------------

         ENERGY - RAW MATERIALS - 0.9%
  5,200  Apache Corporation ...........     338,312
  7,700  BJ Services Company* .........     287,672
 10,200  Burlington Resources, Inc. ...     551,514
  5,100  Devon Energy Corporation .....     272,340
  6,200  ENSCO International, Inc. ....     166,780
 60,300  Halliburton Company ..........   1,386,900

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY GROWTH PORTFOLIO                                JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         ENERGY - RAW MATERIALS (CONTINUED)
  3,600  Noble Corporation* ...........$    123,480
  7,200  Occidental Petroleum
           Corporation ................     241,560
    200  Smith International, Inc.* ...       7,348
  2,700  Tidewater, Inc. ..............      79,299
    600  Weatherford
           International, Ltd.* .......      25,140
                                       ------------
                                          3,480,345
                                       ------------

         FOOD & AGRICULTURE - 2.8%
 65,500  Coca-Cola Company ............   3,039,855
 67,600  Coca-Cola Enterprises, Inc. ..   1,226,940
  1,500  Heinz (H.J.) Company .........      49,470
  1,700  Hershey Foods Corporation ....     118,422
  2,300  McCormick & Company, Inc. ....      62,560
 11,700  Monsanto Company .............     253,188
103,600  PepsiCo, Inc. ................   4,610,200
  3,400  Sara Lee Corporation .........      63,954
 45,576  Sysco Corporation ............   1,369,103
  1,300  Yum! Brands, Inc.* ...........      38,428
                                       ------------
                                         10,832,120
                                       ------------

         GOLD - 0.1%
 14,800  Newmont Mining Corporation ...     480,408
                                       ------------

         INSURANCE - 1.7%
 17,100  AFLAC, Inc. ..................     525,825
  6,100  Allmerica Financial
           Corporation* ...............     109,739
  8,600  Allstate Corporation .........     306,590
 33,300  American International
           Group, Inc. ................   1,837,494
  2,200  CIGNA Corporation ............     103,268
  3,400  CNA Financial Corporation* ...      83,640
 30,337  Fidelity National
           Financial, Inc. ............     933,166
 23,500  Marsh & McLennan
           Companies, Inc. ............   1,200,145
  4,500  MGIC Investment Corporation ..     209,880
  5,800  Phoenix Companies, Inc. ......      52,374
  9,800  Principal Financial
           Group, Inc. ................     316,050
  4,500  Progressive Corporation ......     328,950
  3,400  Radian Group, Inc. ...........     124,610
  6,800  The PMI Group, Inc. ..........     182,512
 12,200  UnumProvident Corporation ....     163,602
                                       ------------
                                          6,477,845
                                       ------------

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         INTERNATIONAL OIL - 0.5%
  3,600  ChevronTexaco Corporation ....$    259,920
  3,000  Diamond Offshore
           Drilling, Inc. .............      62,970
 22,950  Exxon Mobil Corporation ......     824,134
  4,200  Nabors Industries, Ltd.* .....     166,110
 16,900  Pioneer Natural Resources
           Company* ...................     441,090
  6,200  Pogo Producing Company .......     265,050
    700  Pride International, Inc.* ...      13,174
  1,900  Unocal Corporation ...........      54,511
                                       ------------
                                          2,086,959
                                       ------------

         LIQUOR - 0.5%
 36,000  Anheuser-Busch
           Companies, Inc. ............   1,837,800
  6,500  Constellation Brands, Inc.,
           Class A* ...................     204,100
                                       ------------
                                          2,041,900
                                       ------------

         MEDIA - 2.6%
241,400  AOL Time Warner, Inc.* .......   3,884,126
 24,100  Cablevision Systems New York
           Group, Class A* ............     500,316
  8,800  Clear Channel
           Communications, Inc.* ......     373,032
 34,500  Comcast Corporation, Class A*      994,635
  9,400  Cox Communications, Inc.,
           Class A* ...................     299,860
 18,000  EchoStar Communications
           Corporation, Class A* ......     623,160
  2,200  Entercom Communications
           Corporation* ...............     107,822
 21,500  Entravision Communications
           Corporation, Class A* ......     244,025
 16,400  Fox Entertainment Group, Inc.,
           Class A* ...................     471,992
 11,700  Hispanic Broadcasting
           Corporation* ...............     297,765
  4,500  McGraw-Hill Companies, Inc. ..     279,000
  5,100  New York Times Company,
           Class A ....................     232,050
  3,600  Radio One, Inc., Class D* ....      63,972
  1,300  Scripps (E.W.) Company,
           Class A ....................     115,336

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY GROWTH PORTFOLIO                                JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         MEDIA (CONTINUED)
 11,300  Tribune Company ..............$    545,790
  2,000  Univision Communications, Inc.,
           Class A* ...................      60,800
  7,700  Viacom, Inc., Class B* .......     336,182
    600  Washington Post Company,
           Class B ....................     439,740
  7,500  Westwood One, Inc.* ..........     254,475
                                       ------------
                                         10,124,078
                                       ------------

         MISCELLANEOUS - 0.1%
 16,800  Service Corporation
           International* .............      65,016
  7,200  Weight Watchers
           International, Inc.* .......     327,528
                                       ------------
                                            392,544
                                       ------------

         MISCELLANEOUS FINANCE - 7.7%
 29,500  American Express Company .....   1,233,395
 66,100  AmeriCredit Corporation* .....     565,155
 62,300  Capital One Financial
           Corporation ................   3,063,914
 28,300  Citigroup, Inc. ..............   1,211,240
  8,000  Countrywide Financial
           Corporation ................     556,560
 20,400  Doral Financial Corporation ..     910,860
157,500  Fannie Mae ...................  10,621,800
 83,300  Freddie Mac ..................   4,229,141
 14,400  Janus Capital Group, Inc. ....     236,160
  1,300  Legg Mason, Inc. .............      84,435
  4,000  Lehman Brothers
           Holdings, Inc. .............     265,920
151,650  MBNA Corporation .............   3,160,386
 26,900  Moody's Corporation ..........   1,417,899
  4,300  Morgan Stanley ...............     183,825
  3,700  Nuveen Investments, Class A ..     100,788
 38,400  Providian Financial
           Corporation* ...............     355,584
 36,500  Schwab (Charles) Corporation .     368,285
 10,900  SEI Investments Company ......     348,800
 12,600  SLM Corporation ..............     493,542
  3,529  T. Rowe Price Group, Inc. ....     133,220
  9,400  Washington Mutual, Inc. ......     388,220
                                       ------------
                                         29,929,129
                                       ------------

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         MOTOR VEHICLES - 0.2%
  3,300  ArvinMeritor, Inc. ...........$     66,594
 18,628  Harley-Davidson, Inc. ........     742,512
                                       ------------
                                            809,106
                                       ------------

         NON-DURABLES & ENTERTAINMENT - 1.2%
 14,250  Activision, Inc.* ............     184,110
 12,900  Applebee's
           International, Inc. ........     405,447
  1,200  Brinker International, Inc.* .      43,224
  4,200  CBRL Group, Inc. .............     163,212
 14,150  Electronic Arts, Inc.* .......   1,046,959
 21,000  GTECH Holdings Corporation* ..     790,650
  3,900  InterActiveCorp* .............     154,323
  7,600  International
           Game Technology* ...........     777,708
  8,700  Mattel, Inc. .................     164,604
  8,400  Outback Steakhouse, Inc. .....     327,600
 23,000  Starbucks Corporation* .......     563,960
                                       ------------
                                          4,621,797
                                       ------------

         NON-FERROUS METALS - 0.3%
  4,700  Alcoa, Inc. ..................     119,850
  6,400  Engelhard Corporation ........     158,528
 31,400  Freeport-McMoRan Copper &
           Gold, Inc., Class B ........     769,300
                                       ------------
                                          1,047,678
                                       ------------

         OPTICAL & PHOTO - 0.2%
 97,300  Corning, Inc.* ...............     719,047
  7,600  Eastman Kodak Company ........     207,860
  5,100  Oakley, Inc.* ................      60,027
                                       ------------
                                            986,934
                                       ------------

         PAPER & FOREST PRODUCTS - 0.1%
  7,750  Kimberly-Clark Corporation ...     404,085
                                       ------------

         PRODUCER GOODS - 4.5%
 12,200  3M Company ...................   1,573,556
  2,100  American Standard
           Companies, Inc.* ...........     155,253
  5,672  Avery Dennison Corporation ...     284,734

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY GROWTH PORTFOLIO                                JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         PRODUCER GOODS (CONTINUED)
  2,900  Danaher Corporation ..........$    197,345
  5,100  Fastenal Company .............     173,094
  4,800  Fisher Scientific
           International, Inc.* .......     167,520
472,700  General Electric Company .....  13,557,036
 21,000  Honeywell International, Inc.      563,850
  2,800  Illinois Tool Works, Inc. ....     184,380
  3,000  Johnson Controls, Inc. .......     256,800
  3,500  Zebra Technologies Corporation,
           Class A* ...................     263,165
                                       ------------
                                         17,376,733
                                       ------------

         REAL PROPERTY - 0.1%
  3,200  General Growth
           Properties, Inc. ...........     199,808
  6,300  Simon Property Group, Inc. ...     245,889
                                       ------------
                                            445,697
                                       ------------

         RETAIL - 8.9%
 15,200  Abercrombie & Fitch Company,
           Class A* ...................     431,832
  7,700  Advance Auto Parts, Inc.* ....     468,930
    900  Albertson's, Inc. ............      17,280
 27,100  Amazon.com, Inc.* ............     988,879
 16,100  American Eagle
           Outfitters, Inc.* ..........     291,732
 15,864  AutoZone, Inc.* ..............   1,205,188
 23,350  Bed Bath & Beyond, Inc.* .....     906,213
 18,900  Best Buy Company, Inc.* ......     830,088
 25,300  BJ's Wholesale Club, Inc.* ...     381,018
  4,400  Blockbuster, Inc., Class A ...      74,140
  5,900  Claire's Stores, Inc. ........     149,624
  8,100  Costco Wholesale Corporation*      296,460
 10,900  CVS Corporation ..............     305,527
 63,100  Dollar Tree Stores, Inc.* ....   2,002,163
  3,800  Family Dollar Stores, Inc. ...     144,970
 64,800  Gap, Inc. ....................   1,215,648
149,982  Home Depot, Inc. .............   4,967,404
 11,328  Kohl's Corporation* ..........     582,033
 51,400  Kroger Company* ..............     857,352
  9,964  Limited Brands ...............     154,442
 64,678  Lowe's Companies, Inc. .......   2,777,920
  5,600  Michaels Stores, Inc. ........     213,136

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         RETAIL (CONTINUED)
  8,600  MSC Industrial Direct Co., Inc.,
           Class A* ...................$    153,940
  6,946  PETsMART, Inc.* ..............     115,790
  1,800  Pier 1 Imports, Inc. .........      36,720
 56,700  Rite Aid Corporation* ........     252,315
 17,100  Ross Stores, Inc. ............     730,854
 37,640  Safeway, Inc.* ...............     770,114
  2,400  Sears, Roebuck & Company .....      80,736
 48,650  Staples, Inc.* ...............     892,727
 30,100  Target Corporation ...........   1,138,984
  2,200  Tiffany & Company ............      71,896
 13,800  TJX Companies, Inc. ..........     259,992
171,650  Wal-Mart Stores, Inc. ........   9,212,456
 33,750  Walgreen Company .............   1,015,875
  6,200  Whole Foods Market, Inc.* ....     294,686
 11,700  Williams-Sonoma, Inc.* .......     341,640
                                       ------------
                                         34,630,704
                                       ------------

         SCHOOLS - 1.1%
 43,556  Apollo Group, Inc., Class A* .   2,690,019
 11,900  Career Education Corporation*      814,198
  4,600  Corinthian Colleges, Inc.* ...     223,422
 10,200  University of Phoenix Online*      517,140
                                       ------------
                                          4,244,779
                                       ------------

         STEEL - 0.0%**
  3,400  United States Steel
           Corporation ................      55,658
                                       ------------

         TELECOMMUNICATIONS - 2.7%
123,700  AT&T Wireless Services, Inc.*    1,015,577
 21,300  Avaya, Inc.* .................     137,598
  9,500  BellSouth Corporation ........     252,985
 44,100  Citizens Communications
           Company* ...................     568,449
 32,600  Level 3 Communications, Inc.*      216,464
 50,100  Liberty Media Corporation,
           Class A* ...................     579,156
 59,300  Motorola, Inc. ...............     559,199
 81,400  Nextel Communications, Inc.,
           Class A* ...................   1,471,712

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY GROWTH PORTFOLIO                                JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         TELECOMMUNICATIONS (CONTINUED)
 22,900  Nextel Partners, Inc.,
           Class A* ...................$    167,170
 96,150  QUALCOMM, Inc. ...............   3,437,363
 78,500  Qwest Communications
           International, Inc.* .......     375,230
 11,900  SBC Communications, Inc. .....     304,045
 45,900  Sprint Corporation ...........     660,960
 63,200  Tellabs, Inc.* ...............     415,224
  2,900  United States Cellular
           Corporation* ...............      73,805
  5,300  UTStarcom, Inc.* .............     188,521
                                       ------------
                                         10,423,458
                                       ------------

         TOBACCO - 1.2%
 98,500  Altria Group, Inc. ...........   4,475,840
  3,300  UST, Inc. ....................     115,599
                                       ------------
                                          4,591,439
                                       ------------

         TRAVEL & RECREATION - 0.3%
 16,100  Callaway Golf Company ........     212,842
  3,700  Expedia, Inc.* ...............     283,716
  4,000  Harrah's Entertainment, Inc.*      160,960
    900  Hilton Hotels Corporation ....      11,511
 13,700  Sabre Holdings Corporation ...     337,705
                                       ------------
                                          1,006,734
                                       ------------

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         TRUCKING & FREIGHT - 0.8%
 16,600  C.H. Robinson Worldwide, Inc. $    590,296
 12,700  Expeditors International of
           Washington, Inc. ...........     439,928
    700  J.B. Hunt Transport
           Services, Inc.* ............      26,425
 31,100  United Parcel Service, Inc.,
           Class B ....................   1,981,070
                                       ------------
                                          3,037,719
                                       ------------
         TOTAL COMMON STOCKS
           (Cost $326,085,422) ........ 379,429,015
                                       ------------
EXCHANGE TRADED FUNDS - 1.0%
 22,600  iShares Russell 1000 Growth
           Index Fund .................     927,730
 21,100  Nasdaq-100 Index
           Tracking Stock .............     630,468
 25,700  SPDR Trust Series 1 ..........   2,506,778
                                       ------------
         TOTAL EXCHANGE TRADED FUNDS
           (Cost $4,045,853) ..........   4,064,976
                                       ------------

TOTAL INVESTMENTS
   (Cost $330,131,275) ......... 98.3%  383,493,991
OTHER ASSETS AND LIABILITIES
   (Net) .......................  1.7%    6,681,050
                                ------ -----------
NET ASSETS .....................100.0% $390,175,041
                                ====== ============

* Non-income producing security.
** Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY VALUE PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS                                        (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
COMMON STOCKS - 99.6%

         AEROSPACE - 1.0%
  7,300  Boeing Company ...............$    250,536
    685  General Dynamics Corporation .      49,662
    285  Northrop Grumman Corporation .      24,593
  5,000  Raytheon Company .............     164,200
  2,600  Rockwell Collins, Inc. .......      64,038
  1,400  United Technologies
           Corporation ................      99,162
                                       ------------
                                            652,191
                                       ------------

         AIR TRANSPORTATION - 0.0%**
  1,400  Southwest Airlines Company ...      24,080
                                       ------------

         APPAREL - 0.6%
  1,900  Jones Apparel Group, Inc.* ...      55,594
  1,300  Liz Claiborne, Inc. ..........      45,825
  3,800  Nike, Inc., Class B ..........     203,262
  2,600  V.F. Corporation .............      88,530
                                       ------------
                                            393,211
                                       ------------

         BANKS - 15.7%
 10,100  AmSouth Bancorporation .......     220,584
  7,400  Astoria Financial Corporation      206,682
 31,054  Bank of America Corporation ..   2,454,198
  3,300  Bank of New York
           Company, Inc. ..............      94,875
 11,400  Bank One Corporation .........     423,852
  1,000  BB&T Corporation .............      34,300
  1,081  Charter One Financial, Inc. ..      33,706
  2,400  Commerce Bancorp, Inc. .......      89,040
  9,500  Fifth Third Bancorp ..........     544,730
 22,818  FleetBoston Financial
           Corporation ................     677,923
  3,000  Golden West Financial
           Corporation ................     240,030
  9,600  Huntington Bancshares, Inc. ..     187,392
 29,096  J. P. Morgan Chase & Company .     994,501
 17,900  KeyCorp ......................     452,333
  4,800  Mellon Financial Corporation .     133,200
 22,300  National City Corporation ....     729,433
  5,800  Northern Trust Corporation ...     242,382
    700  People's Bank ................      20,293
  4,900  PNC Financial Services Group .     239,169
  1,000  Popular, Inc. ................      38,590
  6,300  Regions Financial Corporation      212,814

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BANKS (CONTINUED)
  6,600  SouthTrust Corporation .......$    179,520
  8,800  SunTrust Banks, Inc. .........     522,192
  9,900  U.S. Bancorp .................     242,550
  4,450  Union Planters Corporation ...     138,083
  3,100  UnionBanCal Corporation ......     128,247
 14,100  Wachovia Corporation .........     563,436
  8,300  Wells Fargo & Company ........     418,320
                                       ------------
                                         10,462,375
                                       ------------

         BUSINESS MACHINES - 3.2%
    600  Adobe Systems, Inc. ..........      19,242
  3,100  Apple Computer, Inc.* ........      59,272
  1,500  Diebold, Inc. ................      64,875
 40,000  Hewlett-Packard Company ......     852,000
 11,800  International Business
           Machines Corporation .......     973,500
  1,800  Juniper Networks, Inc.* ......      22,266
  1,001  NCR Corporation* .............      25,646
  2,200  Pitney Bowes, Inc. ...........      84,502
  2,600  Sun Microsystems, Inc.* ......      11,960
  2,500  Unisys Corporation* ..........      30,700
                                       ------------
                                          2,143,963
                                       ------------

         BUSINESS SERVICES - 1.8%
  5,800  AutoNation, Inc.* ............      91,176
  4,900  Cendant Corporation* .........      89,768
  2,300  Computer Associates
           International, Inc. ........      51,244
  1,300  Computer Sciences
           Corporation* ...............      49,556
  3,400  Deluxe Corporation ...........     152,320
    400  eBay, Inc.* ..................      41,672
  2,500  FedEx Corporation ............     155,075
    700  Intuit, Inc.* ................      31,171
    566  Manpower, Inc. ...............      20,993
  1,600  Paychex, Inc. ................      46,896
    900  Pixar, Inc.* .................      54,756
  1,300  SunGard Data Systems, Inc.* ..      33,683
  3,900  Tech Data Corporation* .......     104,169
  8,500  Tyco International, Ltd. .....     161,330
  2,500  Waste Management, Inc. .......      60,225
  2,500  Yahoo, Inc.* .................      81,900
                                       ------------
                                          1,225,934
                                       ------------

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY VALUE PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         CHEMICALS - 2.8%
  3,700  Cabot Corporation ............$    106,190
  8,600  Dow Chemical Company .........     266,256
 18,200  du Pont (E.I.) de Nemours
           & Company ..................     757,848
  4,600  Eastman Chemical Company .....     145,682
  3,000  Lubrizol Corporation .........      92,970
  9,500  Lyondell Chemical Company ....     128,535
  2,000  OM Group, Inc.* ..............      29,460
  4,500  PPG Industries, Inc. .........     228,330
  2,000  Praxair, Inc. ................     120,200
                                       ------------
                                          1,875,471
                                       ------------

         CONSTRUCTION - 0.9%
  3,000  Martin Marietta
           Materials, Inc. ............     100,830
  2,600  Masco Corporation ............      62,010
    100  Pulte Homes, Inc. ............       6,166
  5,400  Sherwin-Williams Company .....     145,152
  1,400  Stanley Works ................      38,640
  6,700  Vulcan Materials Company .....     248,369
                                       ------------
                                            601,167
                                       ------------

         CONSUMER DURABLES - 0.5%
  4,000  Black & Decker Corporation ...     173,800
  5,500  Leggett & Platt, Inc. ........     112,750
  1,500  United Rentals, Inc.* ........      20,835
    300  Whirlpool Corporation ........      19,110
                                       ------------
                                            326,495
                                       ------------

         CONTAINERS - 0.4%
  3,200  Bemis Company, Inc. ..........     149,760
  4,200  Owens-Illinois, Inc.* ........      57,834
    800  Pactiv Corporation* ..........      15,768
  2,700  Sonoco Products Company ......      64,854
                                       ------------
                                            288,216
                                       ------------

         COSMETICS - 0.6%
  1,700  Alberto-Culver Company,
           Class B ....................      86,870
  1,640  Clorox Company ...............      69,946
    500  International Flavors &
           Fragrances, Inc. ...........      15,965
  2,200  Procter & Gamble Company .....     196,196
                                       ------------
                                            368,977
                                       ------------

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         DOMESTIC OIL - 0.9%
    600  Amerada Hess Corporation .....$     29,508
  3,100  Ashland, Inc. ................      95,108
    300  Kerr-McGee Corporation .......      13,440
 12,000  Marathon Oil Corporation .....     316,200
  2,700  Murphy Oil Corporation .......     142,020
  1,640  National-Oilwell, Inc.* ......      36,080
                                       ------------
                                            632,356
                                       ------------

         DRUGS & MEDICINE - 4.6%
  4,700  Amgen, Inc.* .................     314,806
  1,200  Anthem, Inc.* ................      92,580
    500  Becton, Dickinson & Company ..      19,425
  2,600  Bristol-Myers Squibb Company .      70,590
  2,300  Caremark Rx, Inc.* ...........      59,064
  3,600  Edwards Lifesciences
           Corporation* ...............     115,704
  2,300  Forest Laboratories, Inc.* ...     125,925
  2,000  Gilead Sciences, Inc.* .......     111,160
  3,900  GlaxoSmithKline PLC, ADR* ....     158,106
  9,500  HCA, Inc. ....................     304,380
  1,200  Health Net, Inc.* ............      39,540
 11,400  Humana, Inc.* ................     172,140
  2,100  IDEC Pharmaceuticals
           Corporation* ...............      71,400
  1,600  McKesson Corporation .........      57,184
  7,200  Merck & Company, Inc. ........     435,960
  1,700  Oxford Health Plans, Inc.* ...      71,451
 24,080  Pfizer, Inc. .................     822,332
    800  UnitedHealth Group, Inc. .....      40,200
                                       ------------
                                          3,081,947
                                       ------------

         ELECTRONICS - 2.6%
 47,500  ADC Telecommunications, Inc.*      110,580
  1,000  American Power Conversion
           Corporation* ...............      15,590
  6,000  Arrow Electronics, Inc.* .....      91,440
  7,100  Avnet, Inc.* .................      90,028
  1,100  Fairchild Semiconductor
           International, Inc.* .......      14,069
  4,000  Guidant Corporation ..........     177,560
    500  Harris Corporation ...........      15,025
  1,200  Integrated Device
           Technology, Inc.* ..........      13,260
  1,100  ITT Industries, Inc. .........      72,006

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY VALUE PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         ELECTRONICS (CONTINUED)
  1,100  KLA-Tencor Corporation* ......$     51,139
  4,900  Linear Technology Corporation      157,829
108,400  Lucent Technologies, Inc.* ...     220,052
    600  Maxim Integrated
           Products, Inc. .............      20,514
  2,200  Microchip Technology, Inc. ...      53,900
  5,100  Micron Technology, Inc.* .....      59,313
 60,700  Nortel Networks Corporation* .     163,890
  1,000  QLogic Corporation* ..........      48,330
  3,500  Semtech Corporation* .........      49,840
 49,400  Solectron Corporation* .......     184,756
  3,400  Thomas & Betts Corporation* ..      49,130
  2,300  Xilinx, Inc.* ................      58,213
                                       ------------
                                          1,716,464
                                       ------------

         ENERGY & UTILITIES - 7.5%
 23,700  Allegheny Energy, Inc.* ......     200,265
  5,600  Alliant Energy Corporation ...     106,568
  1,200  Ameren Corporation ...........      52,920
 15,400  American Electric Power
           Company, Inc. ..............     459,382
  7,600  CenterPoint Energy, Inc. .....      61,940
    800  Cinergy Corporation ..........      29,432
  5,200  Consolidated Edison, Inc. ....     225,056
    800  Constellation Energy
           Group, Inc. ................      27,440
    700  Dominion Resources, Inc. .....      44,989
  4,400  DTE Energy Company ...........     170,016
  7,400  Duke Energy Corporation ......     147,630
 29,700  Edison International* ........     487,971
 26,100  El Paso Corporation ..........     210,888
  8,100  Entergy Corporation ..........     427,518
  5,500  Exelon Corporation ...........     328,955
  7,800  FPL Group, Inc. ..............     521,430
  2,972  KeySpan Corporation ..........     105,357
 11,700  NiSource, Inc. ...............     222,300
  4,200  Pepco Holdings, Inc. .........      80,472
  9,300  PG&E Corporation* ............     196,695
  5,400  PPL Corporation ..............     232,200
    900  Public Service Enterprise
           Group, Inc. ................      38,025
  5,500  Puget Energy, Inc. ...........     131,285
  7,200  Sempra Energy ................     205,416

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         ENERGY & UTILITIES (CONTINUED)
  4,900  TECO Energy, Inc. ............$     58,751
  4,900  TXU Corporation ..............     110,005
  5,600  Xcel Energy, Inc. ............      84,224
                                       ------------
                                          4,967,130
                                       ------------

         ENERGY - RAW MATERIALS - 1.1%
  1,100  Baker Hughes, Inc. ...........      36,927
    500  Cooper Cameron Corporation* ..      25,190
  1,407  Devon Energy Corporation .....      75,134
  2,100  ENSCO International, Inc. ....      56,490
  1,700  Halliburton Company ..........      39,100
  8,000  Occidental Petroleum
           Corporation ................     268,400
  2,700  Schlumberger, Ltd. ...........     128,439
  1,400  Smith International, Inc.* ...      51,436
    600  Weatherford
           International, Ltd.* .......      25,140
                                       ------------
                                            706,256
                                       ------------

         FOOD & AGRICULTURE - 2.3%
  9,350  Archer-Daniels-Midland
           Company ....................     120,335
  4,100  Coca-Cola Company ............     190,281
 11,200  ConAgra Foods, Inc. ..........     264,320
  1,500  Hershey Foods Corporation ....     104,490
  1,800  Hormel Foods Corporation .....      42,660
  2,400  Kellogg Company ..............      82,488
  2,500  Kraft Foods, Inc., Class A ...      81,375
  9,600  PepsiAmericas, Inc. ..........     120,576
 10,900  Sara Lee Corporation .........     205,029
  4,780  Sysco Corporation ............     143,591
 14,500  Tyson Foods, Inc., Class A ...     153,990
                                       ------------
                                          1,509,135
                                       ------------

         GOLD - 0.0%**
    900  Newmont Mining Corporation ...      29,214
                                       ------------

         INSURANCE - 6.5%
  2,200  ACE, Ltd. ....................      75,438
  3,200  Aetna, Inc.* .................     192,640
  3,500  Allmerica Financial
           Corporation* ...............      62,965
  9,300  Allstate Corporation .........     331,545
 22,800  American International
           Group, Inc. ................   1,258,104
  2,100  CIGNA Corporation ............      98,574

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY VALUE PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         INSURANCE (CONTINUED)
  2,400  CNA Financial Corporation* ...$     59,040
    675  Fidelity National
           Financial, Inc. ............      20,763
  9,600  Hartford Financial Services
           Group, Inc. ................     483,456
  9,775  Jefferson-Pilot Corporation ..     405,271
  1,700  Loews Corporation ............      80,393
 15,600  MetLife, Inc. ................     441,792
  4,400  Old Republic International
           Corporation ................     150,788
 13,800  Phoenix Companies, Inc. ......     124,614
  2,200  Principal Financial
           Group, Inc. ................      70,950
  1,700  RenaissanceRe Holdings, Ltd. .      77,384
  9,500  Travelers Property Casualty
           Corporation, Class A .......     151,050
  6,500  UnumProvident Corporation ....      87,165
  1,500  XL Capital, Ltd., Class A ....     124,500
                                       ------------
                                          4,296,432
                                       ------------

         INTERNATIONAL OIL - 7.3%
 16,200  ChevronTexaco Corporation ....   1,169,640
  8,100  ConocoPhillips ...............     443,880
 84,000  Exxon Mobil Corporation ......   3,016,440
  3,200  GlobalSantaFe Corporation ....      74,688
    500  Nabors Industries, Ltd.* .....      19,775
  2,400  Pioneer Natural Resources
           Company* ...................      62,640
  3,100  Unocal Corporation ...........      88,939
                                       ------------
                                          4,876,002
                                       ------------

         LIQUOR - 0.4%
  1,400  Brown-Forman Corporation,
           Class B ....................     110,068
  3,500  Coors (Adolph) Company,
           Class B ....................     171,430
                                       ------------
                                            281,498
                                       ------------

         MEDIA - 4.2%
 20,100  AOL Time Warner, Inc.* .......     323,409
  6,400  Cablevision Systems New York
           Group, Class A* ............     132,864
 21,600  Comcast Corporation, Class A*      651,888

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         MEDIA (CONTINUED)
  1,500  Entercom Communications
           Corporation* ...............$     73,515
  2,800  Entravision Communications
           Corporation, Class A* ......      31,780
  1,600  Gannett Company, Inc. ........     122,896
  1,600  Hispanic Broadcasting
           Corporation* ...............      40,720
    500  McGraw-Hill Companies, Inc. ..      31,000
  6,800  R.R. Donnelley & Sons Company      177,752
  3,200  Tribune Company ..............     154,560
 17,300  Viacom, Inc., Class B* .......     755,318
 14,000  Walt Disney Company ..........     276,500
                                       ------------
                                          2,772,202
                                       ------------

         MISCELLANEOUS FINANCE - 10.4%
  9,800  AmeriCredit Corporation* .....      83,790
  2,000  Apartment Investment &
           Management Company,
           Class A ....................      69,200
 41,000  Citigroup, Inc. ..............   1,754,800
  8,100  Doral Financial Corporation ..     361,665
  2,800  Eaton Vance Corporation ......      88,480
  2,100  Fannie Mae ...................     141,624
  3,300  Franklin Resources, Inc. .....     128,931
  3,000  Freddie Mac ..................     152,310
  3,800  Goldman Sachs Group, Inc. ....     318,250
  3,800  Investors Financial Services
           Corporation ................     110,238
  2,500  Janus Capital Group, Inc. ....      41,000
  7,300  John Hancock Financial
           Services, Inc. .............     224,329
  4,200  Lehman Brothers
           Holdings, Inc. .............     279,216
  3,100  Merrill Lynch & Company, Inc.      144,708
 10,500  Moody's Corporation ..........     553,455
 10,500  Morgan Stanley ...............     448,875
  2,400  Neuberger Berman, Inc. .......      95,784
 18,100  Prudential Financial, Inc. ...     609,065
  4,500  SEI Investments Company ......     144,000
 29,050  Washington Mutual, Inc. ......   1,199,765
                                       ------------
                                          6,949,485
                                       ------------

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY VALUE PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         MOTOR VEHICLES - 2.1%
  5,600  Autoliv, Inc. ................$    151,648
  8,800  Dana Corporation .............     101,728
 22,100  Delphi Corporation ...........     190,723
    400  Eaton Corporation ............      31,444
  4,700  General Motors Corporation ...     169,200
 10,600  Genuine Parts Company ........     339,306
  4,200  Lear Corporation* ............     193,284
  2,600  Magna International,
           Inc., Class A ..............     174,902
  1,200  SPX Corporation* .............      52,872
                                       ------------
                                          1,405,107
                                       ------------

         NON-DURABLES & ENTERTAINMENT - 1.2%
  3,750  Activision, Inc.* ............      48,450
  1,500  Electronic Arts, Inc.* .......     110,985
  5,200  Energizer Holdings, Inc.* ....     163,280
  1,400  Fortune Brands, Inc. .........      73,080
    600  International Speedway
           Corporation, Class A .......      23,706
 10,200  McDonald's Corporation .......     225,012
  5,500  Newell Rubbermaid, Inc. ......     154,000
                                       ------------
                                            798,513
                                       ------------

         NON-FERROUS METALS - 0.4%
  8,100  Alcoa, Inc. ..................     206,550
  2,700  Engelhard Corporation ........      66,879
                                       ------------
                                            273,429
                                       ------------

         OPTICAL & PHOTO - 0.5%
 31,700  Corning, Inc.* ...............     234,263
  2,800  Eastman Kodak Company ........      76,580
                                       ------------
                                            310,843
                                       ------------

         PAPER & FOREST PRODUCTS - 1.9%
  5,200  International Paper Company ..     185,796
 11,300  Kimberly-Clark Corporation ...     589,182
  4,400  MeadWestvaco Corporation .....     108,680
 11,900  Smurfit-Stone Container
           Corporation* ...............     155,057
  3,900  Temple-Inland, Inc. ..........     167,349
  1,300  Weyerhaeuser Company .........      70,200
                                       ------------
                                          1,276,264
                                       ------------

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         PRODUCER GOODS - 3.5%
  5,700  3M Company ...................$    735,186
  2,600  Caterpillar, Inc. ............     144,716
  2,100  Cooper Industries,
           Ltd., Class A ..............      86,730
  2,800  Emerson Electric Company .....     143,080
 20,500  General Electric Company .....     587,940
  2,424  Illinois Tool Works, Inc. ....     159,620
  1,600  Parker-Hannifin Corporation ..      67,184
  3,700  Snap-on, Inc. ................     107,411
  6,100  Textron, Inc. ................     238,022
    900  W.W. Grainger, Inc. ..........      42,084
                                       ------------
                                          2,311,973
                                       ------------

         RAILROAD & SHIPPING - 1.9%
 15,300  Burlington Northern Santa
           Fe Corporation .............     435,132
  9,400  CSX Corporation ..............     282,846
 14,700  Norfolk Southern Corporation .     282,240
  4,400  Union Pacific Corporation ....     255,288
                                       ------------
                                          1,255,506
                                       ------------

         REAL PROPERTY - 0.3%
  1,600  Equity Office
           Properties Trust ...........      43,216
  4,100  St. Joe Company ..............     127,920
                                       ------------
                                            171,136
                                       ------------

         RETAIL - 2.4%
  2,600  Albertson's, Inc. ............      49,920
  1,700  BJ's Wholesale Club, Inc.* ...      25,602
  4,100  Dillard's, Inc., Class A .....      55,227
 11,700  Dollar Tree Stores, Inc.* ....     371,241
    800  Family Dollar Stores, Inc. ...      30,520
  7,800  Federated Department
           Stores, Inc.* ..............     287,430
  3,400  Limited Brands ...............      52,700
  2,400  May Department Stores Company       53,424
    500  Nordstrom, Inc. ..............       9,760
  5,100  Office Depot, Inc.* ..........      74,001
  1,300  Ross Stores, Inc. ............      55,562
 15,400  Sears, Roebuck & Company .....     518,056
    500  Tiffany & Company ............      16,340
  1,900  Toys "R" Us, Inc.* ...........      23,028
                                       ------------
                                          1,622,811
                                       ------------

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY VALUE PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         SCHOOLS - 0.3%
  3,000  Apollo Group, Inc., Class A* .$    185,280
                                       ------------

         STEEL - 0.2%
  2,000  Nucor Corporation ............      97,700
  5,100  Worthington Industries, Inc. .      68,340
                                       ------------
                                            166,040
                                       ------------

         TELECOMMUNICATIONS - 7.1%
    500  ALLTEL Corporation ...........      24,110
 21,100  AT&T Corporation .............     406,175
 49,700  AT&T Wireless Services, Inc.*      408,037
  9,200  Avaya, Inc.* .................      59,432
 29,800  BellSouth Corporation ........     793,574
 11,400  Level 3 Communications, Inc.*       75,696
 22,800  Liberty Media Corporation,
           Class A* ...................     263,568
 16,500  Qwest Communications
           International, Inc.* .......      78,870
 36,700  SBC Communications, Inc. .....     937,685
  5,100  Sprint Corporation ...........      73,440
  4,300  Sprint Corporation
           (PCS Group)* ...............      24,725
  2,200  Telephone & Data
           Systems, Inc. ..............     109,340
 25,000  Tellabs, Inc.* ...............     164,250
  2,800  United States Cellular
           Corporation* ...............      71,260
  2,200  UTStarcom, Inc.* .............      78,254
 30,000  Verizon Communications, Inc. .   1,183,500
                                       ------------
                                          4,751,916
                                       ------------

         TIRES & RUBBER - 0.1%
  2,200  Cooper Tire & Rubber Company .      38,698
                                       ------------

         TOBACCO - 1.4%
 15,500  Altria Group, Inc. ...........     704,320
  6,400  UST, Inc. ....................     224,192
                                       ------------
                                            928,512
                                       ------------

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         TRAVEL & RECREATION - 0.2%
  1,600  Brunswick Corporation ........$     40,032
    600  Expedia, Inc.* ...............      46,008
  1,400  Hilton Hotels Corporation ....      17,906
    500  MGM Mirage* ..................      17,090
  2,300  Park Place Entertainment
           Corporation* ...............      20,907
    900  Sabre Holdings Corporation ...      22,185
                                       ------------
                                            164,128
                                       ------------

         TRUCKING & FREIGHT - 0.8%
    800  PACCAR, Inc. .................      53,936
  1,100  Ryder System, Inc. ...........      28,182
  2,900  Swift Transportation
           Company, Inc.* .............      53,998
  5,740  United Parcel Service, Inc.,
           Class B ....................     365,638
                                       ------------
                                            501,754
                                       ------------
         TOTAL COMMON STOCKS
           (Cost $58,905,892) .........  66,342,111
                                       ------------
RIGHTS - 0.0%**
   (Cost $0)
  6,924  Seagate Tax Refund Rights*+ ..           1
                                       ------------

TOTAL INVESTMENTS
   (Cost $58,905,892) .......... 99.6%   66,342,112
OTHER ASSETS AND LIABILITIES
   (Net) .......................  0.4%      263,665
                                ------ ------------
NET ASSETS .....................100.0% $ 66,605,777
                                ====== ============

 *   Non-income producing security.
 **  Amount represents less than 0.1% of net assets.
 +   Fair-valued Securities.
 ADR American Depository Receipt

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY GROWTH PORTFOLIO                                JUNE 30, 2003
     STATEMENT OF INVESTMENTS                                        (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
COMMON STOCKS - 99.9%

         AEROSPACE - 0.3%
  1,000  Teledyne Technologies, Inc.* ...$   13,100
    500  United Defense Industries* .....    12,970
                                         ----------
                                             26,070
                                         ----------

         AIR TRANSPORTATION - 0.2%
    720  SkyWest, Inc. ..................    13,723
                                         ----------

         APPAREL - 2.4%
  1,200  Bebe Stores, Inc.* .............    22,956
  1,100  Columbia Sportswear Company* ...    56,551
    500  K-Swiss, Inc., Class A .........    17,260
  1,000  OshKosh B'Gosh, Inc., Class A ..    27,000
    300  Oxford Industries, Inc. ........    12,456
  2,200  Phillips-Van Heusen
           Corporation ..................    29,986
    500  Timberland Company, Class A* ...    26,430
                                         ----------
                                            192,639
                                         ----------

         BANKS - 5.2%
  1,500  BSB Bancorp, Inc. ..............    37,230
    735  Chemical Financial
           Corporation ..................    21,903
  1,600  First BanCorp ..................    43,920
    500  First Busey Corporation ........    12,120
    590  First Midwest Bancorp, Inc. ....    16,998
  1,450  Greater Bay Bancorp ............    29,783
    300  Hancock Holding Company ........    14,118
  1,060  Hudson United Bancorp ..........    36,199
    700  Mid-State Bancshares ...........    13,825
  2,600  NetBank, Inc. ..................    34,216
    804  Old National Bancorp ...........    18,492
    400  Old Second Bancorp, Inc. .......    17,140
    100  Park National Corporation ......    11,425
    600  Silicon Valley Bancshares* .....    14,286
    700  Trustmark Corporation ..........    17,829
  1,200  W Holding Company, Inc. ........    20,304
    500  WesBanco, Inc. .................    12,150
    590  Westamerica Bancorporation .....    25,417
    500  Whitney Holding Corporation ....    15,985
                                         ----------
                                            413,340
                                         ----------

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BUSINESS MACHINES - 2.4%
    887  Black Box Corporation ..........$   32,109
    800  Intergraph Corporation* ........    17,200
  6,600  LTX Corporation* ...............    56,892
  7,400  Micromuse, Inc.* ...............    59,126
  3,600  Rainbow Technologies, Inc.* ....    30,276
                                         ----------
                                            195,603
                                         ----------

         BUSINESS SERVICES - 16.1%
  1,614  American Management
           Systems, Inc.* ...............    23,048
    900  Anteon International
           Corporation* .................    25,119
  1,500  ARAMARK Corporation, Class B* ..    33,630
  2,200  At Road, Inc.* .................    24,024
    679  BARRA, Inc.* ...................    24,240
    400  Bright Horizons Family
           Solutions, Inc.* .............    13,424
  1,100  Brink's Company ................    16,027
  1,565  Catalina Marketing
           Corporation* .................    27,622
  4,000  Citrix Systems, Inc.* ..........    81,440
  2,300  Cognizant Technology Solutions
           Corporation* .................    56,028
  2,420  Copart, Inc.* ..................    22,869
    940  Corporate Executive Board
           Company* .....................    38,371
  1,700  DeVRY, Inc.* ...................    39,593
  4,900  DoubleClick, Inc.* .............    45,325
  1,670  FactSet Research
           Systems, Inc. ................    73,564
  1,095  Fair Isaac Corporation .........    56,338
  1,275  FTI Consulting, Inc.* ..........    31,837
  2,320  Henry (Jack) & Associates ......    41,273
  1,610  Labor Ready, Inc.* .............    11,544
    300  LandAmerica Financial
           Group, Inc. ..................    14,250
  1,170  Manhattan Associates, Inc.* ....    30,385
  2,208  Mentor Corporation .............    42,791
    934  Mercury Computer
           Systems, Inc.* ...............    16,961
  3,700  Metris Companies, Inc. .........    20,535
  1,386  National Instruments
           Corporation* .................    52,363
  2,300  Oak Technology, Inc.* ..........    14,283
  2,280  Overture Services, Inc.* .......    41,336
  1,040  PEC Solutions, Inc.* ...........    16,744

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY GROWTH PORTFOLIO                                JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BUSINESS SERVICES (CONTINUED)
  1,000  Performance Food Group
           Company* .....................$   37,000
  2,700  Perot Systems Corporation,
           Class A* .....................    30,672
    499  Pre-Paid Legal
           Services, Inc.* ..............    12,240
  1,500  Progress Software
           Corporation* .................    31,095
  1,500  Renaissance Learning, Inc.* ....    32,850
  5,700  Roxio, Inc.* ...................    38,133
    400  SEACOR SMIT, Inc.* .............    14,596
    900  Spartech Corporation ...........    19,089
    572  StarTek, Inc.* .................    15,044
  1,700  Stericycle, Inc.* ..............    65,416
    900  TALX Corporation ...............    20,331
  2,293  Tetra Tech, Inc.* ..............    39,279
                                         ----------
                                          1,290,709
                                         ----------

         CHEMICALS - 1.0%
    920  Cabot Microelectronics
           Corporation* .................    46,433
  1,018  Techne Corporation* ............    30,886
                                         ----------
                                             77,319
                                         ----------

         CONSTRUCTION - 1.9%
    700  Centex Construction
           Products, Inc. ...............    28,063
    550  MDC Holdings, Inc. .............    26,554
  1,080  Simpson Manufacturing
           Company, Inc.* ...............    39,528
  1,600  Walter Industries, Inc. ........    18,800
  1,600  West Corporation* ..............    42,640
                                         ----------
                                            155,585
                                         ----------

         CONSUMER DURABLES - 2.2%
    830  Ethan Allen Interiors, Inc. ....    29,183
    400  Genlyte Group, Inc.* ...........    13,988
  1,300  La-Z-Boy, Inc. .................    29,094
  2,475  Nautilus Group, Inc. ...........    30,690
    700  Rent-A-Center, Inc.* ...........    53,067
    400  Toro Company ...................    15,900
                                         ----------
                                            171,922
                                         ----------

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         COSMETICS - 0.2%
    400  Church & Dwight Company, Inc. ..$   13,092
                                         ----------

         DOMESTIC OIL - 1.7%
  1,300  Cal Dive International, Inc.* ..    28,340
  1,400  Chesapeake Energy Corporation ..    14,140
  2,800  Energy Partners, Ltd.* .........    32,340
    750  Patina Oil & Gas Corporation ...    24,113
    700  Stone Energy Corporation* ......    29,344
    500  Westport Resources
           Corporation* .................    11,375
                                         ----------
                                            139,652
                                         ----------

         DRUGS & MEDICINE - 14.6%
  1,700  Albany Molecular
           Research, Inc.* ..............    25,670
  2,010  Apria Healthcare Group, Inc.* ..    50,009
  1,800  Bone Care
           International, Inc.* .........    25,020
    700  BriteSmile, Inc.* ..............    18,361
  1,160  Charles River Laboratories
           International, Inc.* .........    37,329
    500  Cooper Companies, Inc. .........    17,385
  2,400  Covance, Inc.* .................    43,440
  1,540  Coventry Health Care, Inc.* ....    71,086
  2,900  CryoLife, Inc.* ................    30,015
    900  Diagnostic Products
           Corporation ..................    36,945
  1,000  Digene Corporation* ............    27,230
    800  Dynacq International, Inc.* ....    13,440
  1,500  Eon Labs, Inc.* ................    52,725
    400  ICU Medical, Inc.* .............    12,460
  6,200  Immunomedics, Inc.* ............    39,122
  4,300  Intuitive Surgical, Inc.* ......    32,594
    600  Landauer, Inc. .................    25,098
  1,000  LifePoint Hospitals, Inc.* .....    20,940
    700  Medicis Pharmaceutical
           Corporation, Class A .........    39,690
  1,490  Mid Atlantic Medical
           Services, Inc.* ..............    77,927
  2,000  Myriad Genetics, Inc.* .........    27,220
  2,700  NBTY, Inc.* ....................    56,862
  1,305  Orthodontic Centers of
           America, Inc.* ...............    10,453
    400  Pediatrix Medical
           Group, Inc.* .................    14,260

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY GROWTH PORTFOLIO                                JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         DRUGS & MEDICINE (CONTINUED)
  1,600  Penwest Pharmaceuticals
           Company* .....................$   38,992
  1,400  Pharmaceutical Product
           Development, Inc.* ...........    40,222
    400  PolyMedica Corporation .........    18,316
  1,650  Priority Healthcare Corporation,
           Class B* .....................    30,607
  2,500  Protein Design Labs, Inc.* .....    34,950
  1,375  Renal Care Group, Inc.* ........    48,414
  1,448  ResMed, Inc.* ..................    56,762
  4,400  Salix Pharmaceuticals Ltd.* ....    46,156
  1,400  SonoSite, Inc.* ................    27,930
  4,700  VIVUS, Inc.* ...................    24,158
                                         ----------
                                          1,171,788
                                         ----------

         ELECTRONICS - 9.8%
  6,900  ADE Corporation* ...............    59,202
  1,100  Amphenol Corporation,
           Class A* .....................    51,502
  1,300  Anixter International, Inc.* ...    30,459
    952  C & D Technologies, Inc. .......    13,671
    700  Engineered Support
           Systems, Inc. ................    29,295
  1,700  Integrated Circuit
           Systems, Inc.* ...............    53,431
  5,300  Lattice Semiconductor
           Corporation* .................    43,619
  1,400  OmniVision
           Technologies, Inc.* ..........    43,680
    910  Power Integrations, Inc.* ......    22,131
  7,700  Power-One, Inc.* ...............    55,055
  1,000  Siliconix, Inc.* ...............    36,100
  2,288  Tekelec* .......................    25,854
  6,300  Tweeter Home Entertainment
           Group, Inc.* .................    54,684
  1,400  Varian, Inc.* ..................    48,538
  1,300  Veeco Instruments, Inc.* .......    22,139
  2,400  VISX, Inc.* ....................    41,640
  7,800  Western Wireless Corporation,
           Class A* .....................    89,934
 10,600  Xicor, Inc.* ...................    66,462
                                         ----------
                                            787,396
                                         ----------

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         ENERGY & UTILITIES - 1.8%
    400  AGL Resources, Inc. ............$   10,176
  2,800  Atmos Energy Corporation .......    69,440
  1,230  Philadelphia Suburban
           Corporation ..................    29,987
  4,000  SEMCO Energy, Inc. .............    23,280
    300  UGI Corporation ................     9,510
                                         ----------
                                            142,393
                                         ----------

         ENERGY - RAW MATERIALS - 2.2%
    700  FMC Technologies, Inc.* ........    14,735
  2,300  Grant Prideco, Inc.* ...........    27,025
  5,500  Newpark Resources, Inc.* .......    30,140
    700  Penn Virginia Corporation ......    30,100
  6,740  Plains Exploration & Production
           Company* .....................    72,859
                                         ----------
                                            174,859
                                         ----------

         FOOD & AGRICULTURE - 1.9%
    400  Coca-Cola Bottling Company
           Consolidated .................    21,840
  2,000  Del Monte Foods Company* .......    17,680
  1,900  Delta & Pine Land Company ......    41,762
    100  Farmer Brothers Company ........    33,929
  1,050  Flowers Foods, Inc. ............    20,748
    800  Monsanto Company ...............    17,312
                                         ----------
                                            153,271
                                         ----------

         INSURANCE - 1.5%
    700  First American Financial
           Corporation ..................    18,445
    600  Hilb, Rogal & Hamilton
           Company ......................    20,424
  4,600  Presidential Life Corporation ..    64,906
    500  Reinsurance Group of
           America, Inc. ................    16,050
                                         ----------
                                            119,825
                                         ----------

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY GROWTH PORTFOLIO                                JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         MEDIA - 1.2%
    300  Courier Corporation ............$   15,450
    800  Lee Enterprises, Inc. ..........    30,024
    350  Scholastic Corporation* ........    10,423
  1,000  Wiley (John) & Sons, Inc.,
           Class A ......................    26,200
  1,400  XM Satellite Radio Holdings, Inc.,
           Class A* .....................    15,470
                                         ----------
                                             97,567
                                         ----------

         MISCELLANEOUS - 2.2%
    900  AMN Healthcare
           Services, Inc.* ..............    11,430
  2,800  Extreme Networks, Inc.* ........    14,840
    600  Odyssey Healthcare, Inc.* ......    22,200
  2,400  Photon Dynamics, Inc.* .........    66,312
 11,200  Silicon Image, Inc.* ...........    62,496
                                         ----------
                                            177,278
                                         ----------

         MISCELLANEOUS FINANCE - 5.1%
    330  Affiliated Managers
           Group, Inc.* .................    20,113
  3,500  Ameritrade Holding
           Corporation* .................    25,935
    700  Cathay Bancorp, Inc. ...........    31,206
  2,250  Doral Financial Corporation ....   100,463
    600  Downey Financial Corporation ...    24,780
  1,300  Independence Community Bank
           Corporation ..................    36,686
    625  International Bancshares
           Corporation ..................    22,225
  1,270  LaBranche & Company, Inc. ......    26,276
    700  Learning-Tree
           International, Inc.* .........    10,941
    800  LendingTree, Inc.* .............    19,584
    400  LNR Property Corporation .......    14,960
    900  New Century Financial
           Corporation ..................    39,285
  1,900  Staten Island Bancorp, Inc. ....    37,012
                                         ----------
                                            409,466
                                         ----------

         MOTOR VEHICLES - 2.6%
  1,000  American Axle & Manufacturing
           Holdings, Inc.* ..............    23,900
  1,200  Donaldson Company, Inc. ........    53,340
    700  Monaco Coach Corporation* ......    10,731

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         MOTOR VEHICLES (CONTINUED)
  1,010  O'Reilly Automotive, Inc.* .....$   33,724
    600  Oshkosh Truck Corporation ......    35,592
    700  Polaris Industries, Inc. .......    42,980
    200  Strattec Security
           Corporation* .................    10,640
                                         ----------
                                            210,907
                                         ----------

         NON-DURABLES & ENTERTAINMENT - 4.9%
  1,422  Applebee's International, Inc. .    44,694
    600  CEC Entertainment, Inc.* .......    22,158
  1,500  Fossil, Inc.* ..................    35,340
  1,400  GTECH Holdings Corporation* ....    52,710
    930  Krispy Kreme Doughnuts, Inc.* ..    38,297
  1,000  Lancaster Colony Corporation ...    38,660
    900  P.F. Chang's China
           Bistro, Inc.* ................    44,289
  1,200  Ruby Tuesday, Inc. .............    29,676
    300  Russ Berrie and Company, Inc. ..    10,953
    450  SCP Pool Corporation* ..........    15,480
  1,600  Sonic Corporation* .............    40,688
  1,200  Tupperware Corporation .........    17,232
                                         ----------
                                            390,177
                                         ----------

         OPTICAL & PHOTO - 1.7%
  2,800  Oakley, Inc.* ..................    32,956
  3,200  Photronics, Inc.* ..............    55,840
  5,500  Zygo Corporation* ..............    44,000
                                         ----------
                                            132,796
                                         ----------

         PAPER & FOREST PRODUCTS - 0.2%
    450  Rayonier, Inc. .................    14,850
                                         ----------

         PRODUCER GOODS - 4.6%
  1,100  AMETEK, Inc. ...................    40,315
  1,655  Blyth, Inc. ....................    45,016
    200  Curtiss-Wright Corporation .....    12,640
  1,460  Fisher Scientific
           International, Inc.* .........    50,954
  1,400  Graco, Inc. ....................    44,800
    800  Hydril Company* ................    21,800
  1,100  Matthews International Corporation,
           Class A ......................    27,236

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY GROWTH PORTFOLIO                                JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         PRODUCER GOODS (CONTINUED)
    900  Oceaneering International,
           Inc.* ........................$   22,995
  1,300  Roper Industries, Inc. .........    48,360
    687  Zebra Technologies Corporation,
           Class A* .....................    51,656
                                         ----------
                                            365,772
                                         ----------

         RAILROAD & SHIPPING - 0.2%
    600  Florida East Coast Industries, Inc.,
           Class A ......................    15,330
                                         ----------

         RETAIL - 3.9%
  1,650  American Eagle
           Outfitters, Inc.* ............    29,898
  1,400  Borders Group, Inc.* ...........    24,654
  2,000  Chico's FAS, Inc.* .............    42,100
  1,250  Hot Topic, Inc.* ...............    33,637
  1,330  Linens 'n Things, Inc.* ........    31,401
  1,000  Neiman Marcus Group, Inc.,
           Class A* .....................    36,600
  1,819  Pacific Sunwear of
           California, Inc.* ............    43,820
  1,000  Too, Inc.* .....................    20,250
    600  United Stationers, Inc.* .......    21,702
  1,190  Yankee Candle Company, Inc.* ...    27,632
                                         ----------
                                            311,694
                                         ----------

         SCHOOLS - 2.3%
  1,900  Corinthian Colleges, Inc.* .....    92,283
    860  Education Management
           Corporation* .................    45,735
  1,700  ITT Educational
           Services, Inc.* ..............    49,725
                                         ----------
                                            187,743
                                         ----------

         STEEL - 0.1%
    600  Maverick Tube Corporation* .....    11,490
                                         ----------

         TELECOMMUNICATIONS - 1.7%
    900  ADTRAN, Inc.* ..................    45,918
  1,610  Advanced Fibre
           Communications, Inc.* ........    26,195
    500  Commonwealth Telephone
           Enterprises, Inc.* ...........    21,985

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         TELECOMMUNICATIONS (CONTINUED)
  2,100  Price Communications
           Corporation* .................$   27,111
    500  Surewest Communications ........    15,125
                                         ----------
                                            136,334
                                         ----------

         TIRES & RUBBER - 0.4%
    800  Carlisle Companies, Inc. .......    33,728
                                         ----------

         TOBACCO - 1.7%
  7,700  Vector Group, Ltd. .............   134,750
                                         ----------

         TRAVEL & RECREATION - 1.0%
    600  Regal Entertainment Group,
           Class A ......................    14,148
  1,900  Speedway Motorsports, Inc. .....    50,920
    600  Station Casinos, Inc.* .........    15,150
                                         ----------
                                             80,218
                                         ----------

         TRUCKING & FREIGHT - 0.7%
    600  Forward Air Corporation* .......    15,222
    700  Landstar System, Inc.* .........    43,995
                                         ----------
                                             59,217
                                         ----------
         TOTAL COMMON STOCKS
           (Cost $6,740,003) ............ 8,008,503
                                         ----------
PREFERRED STOCK - 0.0%**
  (Cost $119)

         PHARMACEUTICALS - 0.0%**
      8  Dynacq International, Inc.* ....       134
                                         ----------

TOTAL INVESTMENTS
   (Cost $6,740,122) ........... 99.9%    8,008,637
OTHER ASSETS AND LIABILITIES
   (Net) .......................  0.1%        9,972
                                ------   ----------
NET ASSETS .....................100.0%   $8,018,609
                                ======   ==========

*  Non-income producing security.
** Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY VALUE PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS                                        (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
COMMON STOCKS - 99.7%

         AIR TRANSPORTATION - 0.5%
  4,800  Airborne, Inc. ...............$    100,320
                                       ------------

         APPAREL - 2.7%
  3,000  K-Swiss, Inc., Class A .......     103,560
  2,900  Kellwood Company .............      91,727
  2,500  Oxford Industries, Inc. ......     103,800
  2,600  Phillips-Van Heusen
           Corporation ................      35,438
  3,000  Polo Ralph Lauren
           Corporation* ...............      77,370
  8,400  Stride Rite Corporation ......      82,824
  4,300  Wolverine World Wide, Inc. ...      82,818
                                       ------------
                                            577,537
                                       ------------

         BANKS - 4.7%
  5,700  BSB Bancorp, Inc. ............     141,474
  2,600  First Sentinel Bancorp, Inc. .      41,522
  4,200  GBC Bancorp ..................     161,280
  1,900  Hudson River Bancorp, Inc. ...      53,048
  1,900  Mid-State Bancshares .........      37,525
 12,600  NetBank, Inc. ................     165,816
  1,100  Port Financial Corporation ...      59,268
  5,200  South Financial Group, Inc. ..     121,316
  1,700  St. Francis Capital
           Corporation ................      49,419
  2,500  Susquehanna Bancshares, Inc. .      58,375
  4,000  WesBanco, Inc. ...............      97,200
                                       ------------
                                            986,243
                                       ------------

         BUSINESS MACHINES - 1.8%
  9,900  IKON Office Solutions, Inc. ..      88,110
  3,500  JDA Software Group, Inc.* ....      39,165
 22,200  Maxtor Corporation* ..........     166,722
  3,100  Storage Technology
           Corporation* ...............      79,794
                                       ------------
                                            373,791
                                       ------------

         BUSINESS SERVICES - 8.4%
  6,200  ABM Industries, Inc. .........      95,480
 11,800  Credence Systems Corporation*       99,946
 15,000  EarthLink, Inc.* .............     118,350
  3,942  eFunds Corporation* ..........      45,451
  2,400  G & K Services, Inc., Class A       71,040

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BUSINESS SERVICES (CONTINUED)
 13,900  Gentiva Health
           Services, Inc.* ............$    125,100
  2,900  Global Payments, Inc. ........     102,950
 22,200  GSI Commerce, Inc.* ..........     148,296
  2,100  Hughes Supply, Inc. ..........      72,870
  3,500  Imation Corporation ..........     132,370
  2,800  Invitrogen Corporation* ......     107,436
  4,100  Kelly Services, Inc., Class A       96,145
  3,600  LandAmerica Financial
           Group, Inc. ................     171,000
  3,200  NCO Group, Inc.* .............      57,312
  2,100  SEACOR SMIT, Inc.* ...........      76,629
  2,700  Standard Register Company ....      44,496
  5,400  URS Corporation* .............     105,084
  4,200  Verity, Inc.* ................      53,172
  3,300  Wackenhut Corrections
           Corporation* ...............      45,243
                                       ------------
                                          1,768,370
                                       ------------

         CHEMICALS - 2.9%
  3,200  Albemarle Corporation ........      89,504
  2,700  Brady Corporation, Class A ...      90,045
  5,900  Ferro Corporation ............     132,927
  2,200  H. B. Fuller Company .........      48,444
  3,444  Lubrizol Corporation .........     106,730
  3,500  Schulman (A.), Inc. ..........      56,210
  1,400  Stepan Company ...............      31,640
  4,600  Wellman, Inc. ................      51,520
                                       ------------
                                            607,020
                                       ------------

         CONSTRUCTION - 3.6%
  1,300  Beazer Homes USA, Inc.* ......     108,550
  2,700  Florida Rock Industries, Inc.      111,456
  1,400  Hovnanian Enterprises, Inc.,
           Class A* ...................      82,530
  1,900  M/I Schottenstein Homes, Inc.       81,092
    900  Ryland Group, Inc. ...........      62,460
  1,500  Skyline Corporation ..........      45,000
  4,700  Standard Pacific Corporation .     155,852
  9,100  Walter Industries, Inc. ......     106,925
                                       ------------
                                            753,865
                                       ------------

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY VALUE PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         CONSUMER DURABLES - 1.7%
  5,800  Kimball International, Inc.,
           Class B ....................$     90,480
  5,900  Lennox International, Inc. ...      75,933
  4,000  Sola International, Inc.* ....      69,600
  2,400  Thomas Industries, Inc. ......      64,920
  1,600  Toro Company .................      63,600
                                       ------------
                                            364,533
                                       ------------

         CONTAINERS - 0.5%
  3,100  Greif Brothers Corporation,
           Class A ....................      71,300
  2,400  Mobile Mini, Inc.* ...........      39,192
                                       ------------
                                            110,492
                                       ------------

         COSMETICS - 0.3%
  5,300  Nu Skin Enterprises,
           Inc., Class A ..............      55,385
                                       ------------

         DOMESTIC OIL - 2.3%
  3,900  GulfMark Offshore, Inc.* .....      65,832
  2,100  Houston Exploration Company* .      72,870
  1,375  Patina Oil & Gas Corporation .      44,206
  3,400  Stone Energy Corporation* ....     142,528
  8,500  Vintage Petroleum, Inc. ......      95,880
  1,300  Williams Energy Partners L.P.       61,568
                                       ------------
                                            482,884
                                       ------------

         DRUGS & MEDICINE - 9.2%
 10,600  Abgenix, Inc.* ...............     111,194
  2,000  Arrow International, Inc. ....      88,300
  3,100  Cooper Companies, Inc. .......     107,787
 10,700  CryoLife, Inc.* ..............     110,745
  2,700  CV Therapeutics, Inc.* .......      80,082
 11,800  Gene Logic, Inc.* ............      70,446
 17,100  Immunomedics, Inc.* ..........     107,901
  1,000  Mine Safety Appliances
           Company ....................      43,620
 14,200  Nastech Pharmaceutical
           Company, Inc.* .............     142,000
  5,500  NeoPharm, Inc.* ..............      76,175
  4,300  Owens & Minor, Inc. ..........      96,105
  4,300  PacifiCare Health
           Systems, Inc.* .............     212,119
  3,200  Pediatrix Medical
           Group, Inc.* ...............     114,080

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         DRUGS & MEDICINE (CONTINUED)
  2,300  PolyMedica Corporation .......$    105,317
 14,400  Protein Design Labs, Inc.* ...     201,312
  4,200  Serologicals Corporation* ....      57,246
  3,600  Sunrise Assisted
           Living, Inc.* ..............      80,568
  3,800  Viasys Healthcare, Inc.* .....      78,660
  2,300  West Pharmaceutical
           Services, Inc. .............      56,350
                                       ------------
                                          1,940,007
                                       ------------

         ELECTRONICS - 4.6%
  4,700  Coherent, Inc.* ..............     111,296
  3,100  Cox Radio, Inc., Class A* ....      71,641
  4,300  DSP Group, Inc.* .............      92,579
  3,900  EDO Corporation ..............      69,030
  5,900  Electronics for
           Imaging, Inc.* .............     119,711
  3,400  Esterline Technologies
           Corporation* ...............      59,194
 12,500  Lattice Semiconductor
           Corporation* ...............     102,875
  6,300  MTS Systems Corporation ......      92,862
 15,000  Power-One, Inc.* .............     107,250
 16,500  REMEC, Inc.* .................     114,840
  2,900  REX Stores Corporation* ......      35,119
                                       ------------
                                            976,397
                                       ------------

         ENERGY & UTILITIES - 7.5%
  3,700  AGL Resources, Inc. ..........      94,128
  4,400  Atmos Energy Corporation .....     109,120
  6,000  Avista Corporation ...........      84,900
  5,800  Cleco Corporation ............     100,456
  3,000  Energen Corporation ..........      99,900
  5,600  Great Plains Energy, Inc. ....     161,728
  2,300  Hawaiian Electric
           Industries, Inc. ...........     105,455
  2,100  MGE Energy, Inc. .............      66,150
  2,250  New Jersey Resources
           Corporation ................      79,875
  2,792  Northwest Natural Gas Company       76,082
  6,400  ONEOK, Inc. ..................     125,632
  2,208  Peoples Energy Corporation ...      94,701
 17,000  Sierra Pacific Resources* ....     100,980
  4,800  UGI Corporation ..............     152,160
  3,400  WPS Resources Corporation ....     136,680
                                       ------------
                                          1,587,947
                                       ------------

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY VALUE PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         ENERGY - RAW MATERIALS - 2.7%
  2,400  Atwood Oceanics, Inc.* .......$     65,160
  3,900  Berry Petroleum Company,
           Class A ....................      70,005
  2,500  Denbury Resources, Inc.* .....      33,575
  2,700  Headwaters, Inc.* ............      39,663
  2,000  Kirby Corporation* ...........      56,400
  6,200  NL Industries, Inc. ..........     105,400
  1,500  Penn Virginia Corporation ....      64,500
  3,100  Universal Compression
           Holdings, Inc.* ............      64,666
  1,900  Western Gas Resources, Inc. ..      75,240
                                       ------------
                                            574,609
                                       ------------

         FOOD & AGRICULTURE - 4.9%
  3,500  Bob Evans Farms, Inc. ........      96,705
  3,791  Corn Products
           International, Inc. ........     113,844
    300  Farmer Brothers Company ......     101,787
  6,600  Flowers Foods, Inc. ..........     130,416
  4,500  Fresh Del Monte Produce, Inc.      115,605
  5,000  Lance, Inc. ..................      45,650
  2,600  Monsanto Company .............      56,264
  1,800  Ralcorp Holdings, Inc.* ......      44,928
  5,200  Ruddick Corporation ..........      81,744
  2,000  Sanderson Farms, Inc. ........      56,200
    300  Seaboard Corporation .........      62,100
  5,400  Sensient Technologies
           Corporation ................     124,146
                                       ------------
                                          1,029,389
                                       ------------

         INSURANCE - 2.1%
  2,000  American Financial
           Group, Inc. ................      45,600
  8,800  Argonaut Group, Inc.* ........     108,504
  2,600  Commerce Group, Inc. .........      94,120
  9,500  Presidential Life Corporation      134,045
  2,300  Selective Insurance
           Group, Inc. ................      57,615
                                       ------------
                                            439,884
                                       ------------

         LIQUOR - 0.2%
  1,600  Robert Mondavi Corporation,
           Class A* ...................      40,496
                                       ------------

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         MEDIA - 1.7%
  1,000  Banta Corporation ............$     32,370
  1,300  Courier Corporation ..........      66,950
  1,700  Media General, Inc., Class A .      97,240
  1,800  Pulitzer, Inc. ...............      88,956
  6,300  XM Satellite Radio
           Holdings, Inc.,
           Class A* ...................      69,615
                                       ------------
                                            355,131
                                       ------------

         MISCELLANEOUS - 1.2%
  2,800  Imagistics
           International, Inc.* .......      72,240
  3,700  Kindred Healthcare, Inc.* ....      66,008
  3,250  Odyssey Healthcare, Inc.* ....     120,250
                                       ------------
                                            258,498
                                       ------------

         MISCELLANEOUS FINANCE - 6.0%
  4,573  AMCORE Financial, Inc. .......     106,460
 14,900  Ameritrade Holding
           Corporation* ...............     110,409
  3,800  BKF Capital Group, Inc.* .....      82,954
  3,900  BostonFed Bancorp, Inc. ......     104,949
  8,200  DVI, Inc.* ...................      38,294
  4,000  Flagstar Bancorp, Inc. .......      97,800
  2,400  Flushing Financial
           Corporation ................      53,208
 11,740  Friedman, Billings, Ramsey
           Group, Inc. ................     157,316
 16,200  Knight Trading Group, Inc.* ..     100,764
  4,900  New Century Financial
           Corporation ................     213,885
  2,000  R&G Financial Corporation,
           Class B ....................      59,400
  5,779  Washington Federal, Inc. .....     133,668
                                       ------------
                                          1,259,107
                                       ------------

         MOTOR VEHICLES - 4.0%
  2,100  Arctic Cat, Inc. .............      40,236
  4,130  ArvinMeritor, Inc. ...........      83,344
  1,200  BorgWarner, Inc. .............      77,280
  2,100  Cummins Engine Company, Inc. .      75,369
  2,400  Group 1 Automotive, Inc.* ....      77,784
  5,800  Modine Manufacturing Company .     112,346
  2,600  Smith (A.O.) Corporation .....      73,190

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY VALUE PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         MOTOR VEHICLES (CONTINUED)
  3,100  Superior Industries
           International, Inc. ........$    129,270
  4,600  United Auto Group, Inc.* .....     100,188
  1,900  Winnebago Industries, Inc. ...      72,010
                                       ------------
                                            841,017
                                       ------------

         NON-DURABLES & ENTERTAINMENT - 3.4%
  2,000  Action Performance
           Companies, Inc. ............      38,000
  1,300  Churchill Downs, Inc. ........      49,803
  2,300  IHOP Corporation* ............      72,611
  2,600  JAKKS Pacific, Inc.* .........      34,554
  2,800  Landry's Restaurants, Inc. ...      66,080
  2,800  Lone Star Steakhouse &
           Saloon, Inc. ...............      60,956
  2,100  Movado Group, Inc. ...........      45,675
  3,400  Regis Corporation ............      98,770
  1,700  Riviana Foods, Inc. ..........      45,747
  2,900  Russ Berrie and Company, Inc.      105,879
  3,700  Tupperware Corporation .......      53,132
  1,600  WD-40 Company ................      45,680
                                       ------------
                                            716,887
                                       ------------

         NON-FERROUS METALS - 1.2%
  3,500  Commercial Metals Company ....      62,265
  1,600  Minerals Technologies, Inc. ..      77,856
  2,600  Reliance Steel & Aluminum
           Company ....................      53,820
  4,700  RTI International
           Metals, Inc.* ..............      50,901
                                       ------------
                                            244,842
                                       ------------

         OPTICAL & PHOTO - 0.4%
  9,600  Zygo Corporation* ............      76,800
                                       ------------

         PAPER & FOREST PRODUCTS - 1.5%
  2,700  Chesapeake Corporation .......      58,995
  6,500  Glatfelter ...................      95,875
  4,800  Watson Wyatt & Company
           Holdings* ..................     111,264
  3,800  Wausau-Mosinee Paper
           Corporation ................      42,560
                                       ------------
                                            308,694
                                       ------------

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         PRODUCER GOODS - 7.3%
  2,334  AptarGroup, Inc. .............$     84,024
  2,700  Barnes Group, Inc. ...........      58,752
  1,767  Briggs & Stratton Corporation       89,233
  1,150  CLARCOR, Inc. ................      44,333
  2,200  Curtiss-Wright Corporation ...     139,040
  2,100  ESCO Technologies, Inc.* .....      92,400
  5,300  Federal Signal Corporation ...      93,121
  1,426  Harsco Corporation ...........      51,407
  1,800  Ionics, Inc.* ................      40,266
  4,700  Kaydon Corporation ...........      97,760
  1,400  Moog, Inc., Class A* .........      48,650
  1,800  Precision Castparts
           Corporation ................      55,980
  2,800  Regal-Beloit Corporation .....      53,480
  2,100  Standex International
           Corporation ................      44,100
  3,600  Stewart & Stevenson
           Services, Inc. .............      56,700
  2,700  Tecumseh Products Company,
           Class A ....................     103,437
  4,100  Terex Corporation* ...........      80,032
  1,700  Triumph Group, Inc.* .........      47,889
  2,700  Watsco, Inc. .................      44,712
  3,700  Watts Industries, Inc.,
           Class A ....................      66,045
  1,800  Woodward Governor Company ....      77,400
  2,800  York International
           Corporation ................      65,520
                                       ------------
                                          1,534,281
                                       ------------

         RAILROAD & SHIPPING - 1.7%
  5,400  Alexander & Baldwin, Inc. ....     143,262
  3,100  Florida East Coast
           Industries, Inc.,
           Class A ....................      79,205
  4,000  Kansas City Southern* ........      48,120
  3,800  Overseas Shipholding
           Group, Inc. ................      83,638
                                       ------------
                                            354,225
                                       ------------

         REAL PROPERTY - 0.3%
  2,000  W.P. Carey & Company, LLC ....      59,880
                                       ------------

         RETAIL - 4.9%
  2,000  Brown Shoe Company, Inc. .....      59,600
  4,600  Burlington Coat Factory
           Warehouse Corporation ......      82,340
  3,400  Cato Corporation, Class A ....      71,672

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY VALUE PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         RETAIL (CONTINUED)
  1,800  Central Garden & Pet Company* $     42,930
  5,200  Claire's Stores, Inc. ........     131,872
  2,500  Deb Shops, Inc. ..............      47,000
  6,200  Dress Barn, Inc.* ............      78,554
  4,200  Friedman's, Inc., Class A ....      47,754
  9,300  Hollywood Entertainment
           Corporation* ...............     159,960
  3,800  Longs Drug Stores, Inc. ......      63,080
  2,100  MSC Industrial Direct Co., Inc.,
           Class A* ...................      37,590
  7,300  Pep Boys-Manny, Moe & Jack ...      98,623
  3,300  Weis Markets, Inc. ...........     102,366
                                       ------------
                                          1,023,341
                                       ------------

         STEEL - 0.2%
  1,300  Quanex Corporation ...........      38,636
                                       ------------

         TELECOMMUNICATIONS - 1.8%
  2,100  ADTRAN, Inc.* ................     107,142
 18,200  Cincinnati Bell, Inc.* .......     121,940
 10,200  Crown Castle International
           Corporation* ...............      79,254
  3,400  Inter-Tel, Inc. ..............      72,148
                                       ------------
                                            380,484
                                       ------------

         TIRES & RUBBER - 0.4%
  2,300  Bandag, Inc. .................      85,721
                                       ------------

         TOBACCO - 0.4%
  2,200  Universal Corporation ........      93,060
                                       ------------

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         TRAVEL & Recreation - 1.3%
  3,800  Aztar Corporation* ...........$     61,218
  5,200  Callaway Golf Company ........      68,744
  3,000  Dollar Thrifty Automotive
           Group, Inc.* ...............      55,650
  3,500  Regal Entertainment Group,
           Class A ....................      82,530
                                       ------------
                                            268,142
                                       ------------

         TRUCKING & FREIGHT - 1.4%
  1,600  Roadway Express, Inc. ........      45,648
  2,400  USF Corporation ..............      64,728
  6,632  Werner Enterprises, Inc. .....     140,598
  2,400  Yellow Corporation* ..........      55,560
                                       ------------
                                            306,534
                                       ------------
         TOTAL COMMON STOCKS
           (Cost $17,421,492) .........  20,974,449
                                       ------------
RIGHTS - 0.0%**
   (Cost $442)
  1,300  Bank United Corporation,
           Contingent Payment Rights* .         104
                                       ------------

TOTAL INVESTMENTS
   (Cost $17,421,934) .......... 99.7%   20,974,553
OTHER ASSETS AND LIABILITIES
   (Net) .......................  0.3%       54,152
                                ------ ------------
NET ASSETS .....................100.0% $ 21,028,705
                                ====== ============

*  Non-income producing security.
** Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS                                        (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
COMMON STOCKS - 99.9%

         AEROSPACE - 1.3%
  8,200  Boeing Company ...............$    281,424
  2,020  General Dynamics Corporation .     146,450
    800  Goodrich Corporation .........      16,800
    120  HEICO Corporation, Class A ...       1,074
    100  Herley Industries, Inc.* .....       1,698
    600  Kaman Corporation, Class A ...       7,014
    900  L-3 Communications
           Holdings, Inc.* ............      39,141
  4,400  Lockheed Martin Corporation ..     209,308
  1,750  Northrop Grumman Corporation .     151,008
  1,000  Orbital Sciences Corporation .       7,300
  4,000  Raytheon Company .............     131,360
  1,700  Rockwell Automation, Inc. ....      40,528
  1,700  Rockwell Collins, Inc. .......      41,871
    300  Teledyne Technologies, Inc.* .       3,930
  4,547  United Technologies
           Corporation ................     322,064
    100  Veridian Corporation* ........       3,489
                                       ------------
                                          1,404,459
                                       ------------

         AIR TRANSPORTATION - 0.2%
    700  Airborne, Inc. ...............      14,630
    100  Alaska Air Group, Inc.* ......       2,145
    600  America West Holdings
           Corporation* ...............       4,080
  1,300  AMR Corporation ..............      14,300
    600  Atlantic Coast Airlines
           Holdings, Inc.* ............       8,094
    400  Continental Airlines,
           Inc., Class B* .............       5,988
  1,000  Delta Air Lines, Inc. ........      14,680
    700  EGL, Inc.* ...................      10,640
    500  ExpressJet Holdings, Inc.* ...       7,550
    450  Frontier Airlines, Inc.* .....       4,086
    600  JetBlue Airways Corporation* .      25,374
    200  Mesaba Holdings, Inc.* .......       1,234
    800  Midwest Express
           Holdings, Inc.* ............       2,096
    700  Northwest Airlines
           Corporation* ...............       7,903
    500  SkyWest, Inc. ................       9,530
  7,093  Southwest Airlines Company ...     122,000
    300  UAL Corporation ..............         235
    400  US Airways Group, Inc.*+# ....           0
                                       ------------
                                            254,565
                                       ------------

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         APPAREL - 0.4%
    200  Barry (R.G.) Corporation .....$        916
    100  Cherokee, Inc.* ..............       2,002
    800  Coach, Inc.* .................      39,792
    400  Columbia Sportswear Company* .      20,564
    200  Cutter & Buck, Inc.* .........       1,018
    300  Escalade, Inc. ...............       4,863
    600  Gymboree Corporation* ........      10,068
    600  J. Jill Group, Inc.* .........      10,104
  1,378  Jones Apparel Group, Inc.* ...      40,320
    300  Just for Feet, Inc.* .........           1
    400  K-Swiss, Inc., Class A .......      13,808
    400  Kenneth Cole
           Productions, Inc.* .........       7,796
  1,200  Liz Claiborne, Inc. ..........      42,300
    150  Maxwell Shoe Company, Inc.* ..       2,160
    200  Nautica Enterprises, Inc.* ...       2,566
  2,500  Nike, Inc., Class B ..........     133,725
    300  OshKosh B'Gosh, Inc., Class A        8,100
    100  Perry Ellis
           International, Inc.* .......       1,952
    800  Polo Ralph Lauren
           Corporation* ...............      20,632
    800  Quiksilver, Inc.* ............      13,192
    700  Reebok International, Ltd.* ..      23,541
    500  Russell Corporation ..........       9,500
    100  Steven Madden, Ltd.* .........       2,184
    200  Superior Uniform Group, Inc. .       2,234
    100  Tarrant Apparel Group* .......         292
    400  Timberland Company, Class A* .      21,144
  1,100  V.F. Corporation .............      37,455
    100  Vulcan International
           Corporation ................       3,575
    600  Warnaco Group, Inc.+# ........           0
  1,300  WestPoint Stevens, Inc. ......          30
    100  Weyco Group, Inc. ............       4,601
    100  Wolverine World Wide, Inc. ...       1,926
                                       ------------
                                            482,361
                                       ------------

         BANKS - 7.9%
    380  ABC Bancorp ..................       5,445
    100  Allegiant Bancorp, Inc. ......       2,025
  3,133  AmSouth Bancorporation .......      68,425
    510  Anchor BanCorp
           Wisconsin, Inc. ............      12,184
    159  Arrow Financial Corporation ..       5,306
    684  Associated Banc-Corp .........      25,390

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BANKS (CONTINUED)
    800  Astoria Financial
           Corporation ................$     22,344
    100  BancFirst Corporation ........       5,186
    600  BancorpSouth, Inc. ...........      12,510
 14,200  Bank of America Corporation ..   1,122,226
    350  Bank of Granite Corporation ..       5,967
    500  Bank of Hawaii Corporation ...      16,575
  7,000  Bank of New York
           Company, Inc. ..............     201,250
 11,000  Bank One Corporation .........     408,980
    500  BankAtlantic Bancorp, Inc.,
           Class A ....................       5,945
  1,447  Banknorth Group, Inc. ........      36,927
    100  Bar Harbor Bankshares ........       2,125
  4,515  BB&T Corporation .............     154,865
    100  BNCCORP, Inc. ................       1,249
    200  Boston Private Financial
           Holdings, Inc. .............       4,216
    656  Brookline Bancorp, Inc. ......       9,184
    294  BSB Bancorp, Inc. ............       7,297
    200  California First
           National Bancorp ...........       1,898
      5  California Independent
           Bancorp ....................         145
    300  Capitol Bancorp, Ltd. ........       8,130
    900  Capitol Federal Financial ....      25,299
    612  Cascade Bancorp ..............      10,606
    112  Center Bancorp, Inc. .........       1,693
    111  Central Coast Bancorp* .......       1,861
    200  Central Pacific Financial
           Corporation ................       5,540
    100  Charter Financial Corporation        2,825
  2,071  Charter One Financial, Inc. ..      64,574
    105  Chemical Financial
           Corporation ................       3,129
    350  Chittenden Corporation .......       9,573
    500  Citizens Banking Corporation .      13,385
    100  Citizens Financial Corporation,
           Class A* ...................         611
    214  Citizens South Banking
           Corporation ................       2,833
    314  City National Corporation ....      13,992
    800  Colonial BancGroup, Inc. .....      11,096
    200  Columbia Bancorp .............       4,800
    644  Columbia Banking
           System, Inc.* ..............      11,534
  1,548  Comerica, Inc. ...............      71,982

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BANKS (CONTINUED)
    100  Comm Bancorp, Inc. ...........$      3,480
    500  Commerce Bancorp, Inc. .......      18,550
    473  Commerce Bancshares, Inc. ....      18,423
    120  Community Bancorp, Inc.* .....       1,747
    400  Community Bank System, Inc. ..      15,200
    236  Community Banks, Inc. ........       7,019
    300  Community First
           Bankshares, Inc. ...........       8,190
  1,100  Compass Bancshares, Inc. .....      38,423
    200  Corus Bankshares, Inc. .......       9,686
    100  Crazy Woman Creek
           Bancorp, Inc. ..............       1,520
    400  Cullen/Frost Bankers, Inc. ...      12,840
    300  East West Bancorp, Inc. ......      10,842
    100  EFC Bancorp, Inc. ............       1,825
    444  F.N.B. Corporation ...........      13,435
    300  FFLC Bancorp, Inc. ...........       7,788
    133  Fidelity Bancorp, Inc. .......       2,633
  5,354  Fifth Third Bancorp ..........     306,998
    350  First BanCorp ................       9,608
    100  First Busey Corporation ......       2,424
    500  First Charter Corporation ....       8,700
    100  First Citizens BancShares, Inc.,
           Class A ....................      10,084
    110  First Colonial Group, Inc. ...       5,343
    800  First Commonwealth Financial
           Corporation ................      10,368
    200  First Financial Bancorp ......       3,200
    468  First Financial
           Bankshares, Inc. ...........      15,659
    100  First Mariner Bancorp, Inc.* .       1,272
    437  First Midwest Bancorp, Inc. ..      12,590
  1,100  First Midwest Financial, Inc.       20,444
    375  First Mutual Bancshares, Inc.        7,502
    458  First Niagara Financial
           Group, Inc. ................       6,394
  1,200  First Tennessee National
           Corporation ................      52,692
    650  First Virginia Banks, Inc. ...      28,028
    300  Firstfed America
           Bancorp, Inc. ..............      10,350
    400  FirstFed Financial
           Corporation ................      14,116
    500  FirstMerit Corporation .......      11,430
  9,831  FleetBoston Financial
           Corporation ................     292,079
    869  FNB Corporation ..............      21,742

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BANKS (CONTINUED)
    100  FNB Financial Services
           Corporation ................$      1,992
    400  Franklin Bancorp, Inc. .......       6,960
    500  Frontier Financial
           Corporation ................      14,205
    751  Fulton Financial Corporation .      14,922
    600  GA Financial, Inc. ...........      15,090
     21  German American Bancorp ......         366
  1,500  Golden West Financial
           Corporation ................     120,015
    300  Great Southern Bancorp, Inc. .      11,562
    400  Greater Bay Bancorp ..........       8,216
     17  Greater Community Bancorp ....         262
  1,000  GreenPoint Financial
           Corporation ................      50,940
    100  Habersham Bancorp ............       2,100
    100  Hanmi Financial Corporation ..       1,747
    500  Harbor Florida
           Bancshares, Inc. ...........      11,980
    105  Harleysville National
           Corporation ................       2,841
    133  Harleysville Savings Financial
           Corporation ................       3,395
    100  Hawthorne Financial
           Corporation* ...............       3,466
    165  Heritage Commerce
           Corporation* ...............       2,011
  1,100  Hibernia Corporation, Class A       19,976
    200  Home Financial Bancorp .......       1,030
     43  Horizon Financial Corporation          679
  1,700  Hudson City Bancorp, Inc. ....      43,469
    300  Hudson United Bancorp ........      10,245
  2,485  Huntington Bancshares, Inc. ..      48,507
    100  Independent Bank Corporation .       2,259
 18,936  J. P. Morgan Chase & Company .     647,232
    200  Kentucky First Bancorp, Inc. .       3,560
  4,300  KeyCorp ......................     108,661
    100  Laurel Capital Group, Inc. ...       2,112
    100  Lincoln Bancorp ..............       1,815
    100  Local Financial Corporation* .       1,444
    200  LSB Bancshares, Inc. .........       3,462
  1,100  M&T Bank Corporation .........      92,642
    200  MAF Bancorp, Inc. ............       7,414
  1,900  Marshall & Ilsley Corporation       58,102
    100  Mayflower Cooperative Bank ...       1,890
  4,000  Mellon Financial Corporation .     111,000

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BANKS (CONTINUED)
    500  Mercantile Bankshares
           Corporation ................$     19,690
    750  Merchants Bancshares, Inc. ...      19,500
    100  Mid-State Bancshares .........       1,975
    150  Midwest Banc Holdings, Inc. ..       2,913
    300  MidWestOne Financial
           Group, Inc. ................       4,775
    100  Monterey Bay Bancorp, Inc.* ..       2,588
  5,600  National City Corporation ....     183,176
  1,835  National Commerce Financial
           Corporation ................      40,719
    108  National Penn
           Bancshares, Inc. ...........       3,033
    441  NetBank, Inc. ................       5,804
  1,578  New York Community
           Bancorp, Inc. ..............      45,904
    100  North Bancshares, Inc. .......       1,579
  1,520  North Fork
           Bancorporation, Inc. .......      51,771
    420  North Valley Bancorp .........       6,300
    100  Northeast Bancorp ............       1,650
  1,300  Northern States Financial
           Corporation ................      36,998
  1,900  Northern Trust Corporation ...      79,401
    200  Northwest Bancorp, Inc. ......       3,200
    150  Norwood Financial Corporation        3,495
    126  NSD Bancorp, Inc. ............       3,352
    471  Old National Bancorp .........      10,833
    100  Omega Financial Corporation ..       3,420
    275  Oriental Financial
           Group, Inc. ................       7,065
    400  Pacific Crest Capital, Inc. ..       8,400
    100  Park National Corporation ....      11,425
    500  People's Bank ................      14,495
  1,200  Popular, Inc. ................      46,308
  1,694  ProLogis Trust ...............      46,246
    456  Provident Bankshares
           Corporation ................      11,587
    400  Provident Financial
           Group, Inc. ................      10,252
  1,900  Regions Financial Corporation       64,182
    695  Republic Bancorp, Inc. .......       9,327
    500  Republic Bancorp,
           Inc., Class A ..............       7,415
    400  S&T Bancorp, Inc. ............      10,972
    100  S.Y. Bancorp, Inc. ...........       3,537
    600  S1 Corporation* ..............       2,424
    300  Sandy Spring Bancorp, Inc. ...       9,480

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BANKS (CONTINUED)
    100  Second Bancorp, Inc. .........$      2,580
    100  Security Bank Corporation ....       3,481
    400  Silicon Valley Bancshares* ...       9,524
    400  Simmons First National
           Corporation, Class A .......       8,004
    644  Sky Financial Group, Inc. ....      13,988
    400  South Financial Group, Inc. ..       9,332
  1,200  Southern Missouri
           Bancorp, Inc. ..............      30,480
  3,400  SouthTrust Corporation .......      92,480
    300  Southwest Bancorporation of
           Texas, Inc.* ...............       9,753
    100  St. Francis Capital
           Corporation ................       2,907
    667  State Bancorp, Inc. ..........      13,048
  3,000  State Street Corporation .....     118,200
    151  Sterling Bancorp .............       4,211
    150  Sterling Bancshares, Inc. ....       1,962
    300  Sterling Financial
           Corporation ................       6,975
    200  Suffolk Bancorp ..............       6,440
    100  Summit Bancshares, Inc. ......       2,348
      5  Sun Bancorp, Inc.* ...........         100
  2,780  SunTrust Banks, Inc. .........     164,965
    500  Susquehanna Bancshares, Inc. .      11,675
  3,256  Synovus Financial Corporation       70,004
    900  TCF Financial Corporation ....      35,856
    275  Texas Regional
           Bancshares, Inc. ...........       9,543
    100  Timberland Bancorp, Inc. .....       2,268
    100  Tompkins Trustco, Inc. .......       4,465
    100  Trust Company of New Jersey ..       3,030
    858  TrustCo Bank Corporation NY ..       9,507
    500  Trustmark Corporation ........      12,735
 18,309  U.S. Bancorp .................     448,571
    110  U.S.B. Holding Company, Inc. .       1,953
    600  UCBH Holdings, Inc. ..........      17,208
    405  UMB Financial Corporation ....      17,172
    100  Union Community Bancorp ......       1,750
  2,000  Union Planters Corporation ...      62,060
  1,500  UnionBanCal Corporation ......      62,055
    400  United Bankshares, Inc. ......      11,460
    330  United Financial Corporation .       8,791
    424  United National Bancorp ......      11,698
    100  United Tennessee
           Bankshares, Inc. ...........       1,375

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BANKS (CONTINUED)
    100  Vail Banks, Inc. .............$      1,355
    680  Valley National Bancorp ......      17,918
    500  W Holding Company, Inc. ......       8,460
 12,948  Wachovia Corporation .........     517,402
    100  Washington Trust
           Bancorp, Inc. ..............       2,299
    404  Webster Financial Corporation       15,271
 15,990  Wells Fargo & Company ........     805,896
    500  WesBanco, Inc. ...............      12,150
    100  West Coast Bancorp ...........       1,820
    300  Westamerica Bancorporation ...      12,924
    350  Whitney Holding Corporation ..      11,190
    228  Willow Grove Bancorp, Inc.* ..       3,869
    400  Wilmington Trust Corporation .      11,740
  1,000  Zions Bancorporation .........      50,610
                                       ------------
                                          8,433,369
                                       ------------

         BUSINESS MACHINES - 7.9%
  2,900  3Com Corporation* ............      13,572
    300  3D Systems Corporation* ......       2,289
  1,200  Adaptec, Inc.* ...............       9,336
  2,200  Adobe Systems, Inc. ..........      70,554
    400  Advanced Digital Information
           Corporation* ...............       3,996
  3,600  Apple Computer, Inc.* ........      68,832
    340  Arbitron, Inc.* ..............      12,138
    300  Artesyn Technologies, Inc.* ..       1,683
    800  Autodesk, Inc. ...............      12,928
     75  Avici Systems, Inc.* .........         458
    400  Avocent Corporation* .........      11,972
  4,500  BEA Systems, Inc.* ...........      48,870
  2,067  BMC Software, Inc.* ..........      33,754
    900  Borland Software Corporation*        8,793
    700  CACI International,
           Inc., Class A* .............      24,010
    500  Charles & Covard, Ltd.* ......       2,000
 66,473  Cisco Systems, Inc.* .........   1,102,787
    200  Cognitronics Corporation* ....         430
    900  Computer Horizons
           Corporation* ...............       4,086
  3,900  Compuware Corporation* .......      22,503
  1,931  Comverse Technology, Inc.* ...      29,023
    600  Concurrent Computer
           Corporation* ...............       1,752

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BUSINESS MACHINES (CONTINUED)
    200  Convera Corporation* .........$        796
 24,400  Dell Computer Corporation* ...     779,824
    500  Diebold, Inc. ................      21,625
 20,600  EMC Corporation* .............     215,682
  1,700  Enterasys Networks, Inc.* ....       5,151
    200  Evans & Sutherland Computer
           Corporation* ...............       1,136
    200  Extended Systems, Inc.* ......         780
    900  Foundry Networks, Inc.* ......      12,960
  3,200  Gateway, Inc.* ...............      11,680
 28,517  Hewlett-Packard Company ......     607,412
    900  Hypercom Corporation* ........       3,735
    900  IKON Office Solutions, Inc. ..       8,010
    500  Intergraph Corporation* ......      10,750
 16,170  International Business
           Machines Corporation .......   1,334,025
  1,300  InterVoice-Brite, Inc.* ......       6,422
  3,700  Juniper Networks, Inc.* ......      45,769
  1,200  Lexmark International, Inc.* .      84,924
    500  LTX Corporation* .............       4,310
  2,280  Maxtor Corporation* ..........      17,123
  1,047  McDATA Corporation, Class A* .      15,359
    600  Micromuse, Inc.* .............       4,794
    300  MICROS Systems, Inc.* ........       9,894
100,090  Microsoft Corporation ........   2,563,305
    400  MIPS Technologies,
           Inc., Class A* .............       1,024
    800  NCR Corporation* .............      20,496
    450  Netegrity, Inc.* .............       2,628
  3,000  Network Appliance, Inc.* .....      48,630
  2,634  Novell, Inc.* ................       8,113
    100  Optio Software, Inc.* ........          82
 49,900  Oracle Corporation* ..........     599,798
    215  Palm, Inc* ...................       3,498
  2,200  Pitney Bowes, Inc. ...........      84,502
  1,300  Quantum Corporation - DLT &
           Storage Systems* ...........       5,265
  1,100  Rainbow Technologies, Inc.* ..       9,251
    300  Rimage Corporation* ..........       3,750
    800  SanDisk Corporation* .........      32,280
    200  ScanSource, Inc* .............       5,350
    500  SCM Microsystems, Inc.* ......       2,730

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BUSINESS MACHINES (CONTINUED)
  1,300  Seagate Technology* ..........$     22,945
  4,400  Siebel Systems, Inc.* ........      41,976
     25  Sorrento Networks
           Corporation* ...............          66
  1,400  Storage Technology
           Corporation* ...............      36,036
    300  Stratasys, Inc.* .............      10,551
 29,600  Sun Microsystems, Inc.* ......     136,160
    349  SureBeam Corporation,
           Class A* ...................         925
  1,900  Sybase, Inc.* ................      26,429
    700  Synaptics, Inc.* .............       9,422
    500  Titan Corporation* ...........       5,145
    400  TransAct Technologies, Inc. ..       4,852
    100  UniComp, Inc.* ...............           3
  2,800  Unisys Corporation* ..........      34,384
     80  VelocityHSI, Inc.*# ..........           0
  6,900  Xerox Corporation* ...........      73,071
                                       ------------
                                          8,480,594
                                       ------------

         BUSINESS SERVICES - 4.9%
    600  ABM Industries, Inc. .........       9,240
    500  ActivCard Corporation* .......       4,700
    400  Adept Technology, Inc.* ......         176
    300  Administaff, Inc.* ...........       3,090
    900  Advent Software, Inc.* .......      15,219
    400  Aether Systems, Inc.* ........       1,960
  1,200  Affiliated Computer Services,
           Inc., Class A* .............      54,876
    400  Affymetrix, Inc.* ............       7,884
  1,100  Agile Software Corporation* ..      10,615
    959  Akamai Technologies, Inc.* ...       4,661
  1,500  Alcide Corporation* ..........      16,125
  1,700  Allied Waste Industries,
           Inc.* ......................      17,085
    200  American Locker Group, Inc. ..       2,810
    600  American Management
           Systems, Inc.* .............       8,568
    500  American Superconductor
           Corporation* ...............       2,915
    400  Angelica Corporation .........       6,780
    300  ANSYS, Inc.* .................       9,330
    300  Anteon International
           Corporation* ...............       8,373
    200  Appiant Technologies, Inc.* ..           5
    100  Apropos Technology, Inc.* ....         256

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BUSINESS SERVICES (CONTINUED)
    100  Aptimus, Inc.* ...............$         61
  1,000  ARAMARK Corporation, Class B*       22,420
    200  Ardent Communications, Inc.* .           1
  2,200  Ariba, Inc.* .................       6,534
    100  Ascendant Solutions, Inc.* ...          34
    450  Ascential Software
           Corporation* ...............       7,398
    400  Ask Jeeves, Inc.* ............       5,500
    700  Aspen Technology, Inc.* ......       3,360
  2,692  At Home Corporation,
           Series A*+# ................           0
    100  At Road, Inc.* ...............       1,092
  5,600  Automatic Data
           Processing, Inc. ...........     189,616
  2,600  AutoNation, Inc.* ............      40,872
    300  BARRA, Inc.* .................      10,710
  1,200  BearingPoint, Inc.* ..........      11,580
    800  BISYS Group, Inc.* ...........      14,696
     80  Blue Coat Systems, Inc.* .....         480
    700  Bowne & Company, Inc. ........       9,121
    500  Brink's Company ..............       7,285
    300  BroadVision, Inc.* ...........       1,707
  2,200  Brocade Communications
           Systems, Inc.* .............      12,958
    556  Brooks Automation, Inc.* .....       6,305
    300  Brooktrout, Inc.* ............       2,329
    100  Calico Commerce, Inc.* .......          45
     68  CareCentric, Inc.* ...........          46
    700  Carreker Corporation* ........       3,206
    500  Casella Waste Systems, Inc.,
           Class A* ...................       4,515
    200  Cash Technologies, Inc.* .....         180
    546  Catalina Marketing
           Corporation* ...............       9,637
    500  Catalyst International, Inc.*          400
    200  CDI Corporation* .............       5,192
    680  CDW Corporation* .............      31,144
    600  Cell Genesys, Inc.* ..........       5,184
  9,677  Cendant Corporation* .........     177,283
    200  Centra Software, Inc.* .......         620
  1,200  Ceridian Corporation* ........      20,364
    300  Cerner Corporation* ..........       6,885
    550  Certegy, Inc.* ...............      15,262
    400  Charles River
           Associates, Inc.* ..........      11,308
  1,000  Checkfree Corporation* .......      27,840

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BUSINESS SERVICES (CONTINUED)
    300  Checkpoint Systems, Inc.* ....$      4,245
    121  Chindex International, Inc.* .       2,468
    886  ChoicePoint, Inc.* ...........      30,585
  1,300  Ciber, Inc.* .................       9,126
  1,482  Cintas Corporation ...........      52,522
  1,700  Citrix Systems, Inc.* ........      34,612
     60  Click Commerce, Inc.* ........          87
    200  Closure Medical Corporation* .       3,776
    600  Cognizant Technology Solutions
           Corporation* ...............      14,616
    100  Coinstar, Inc.* ..............       1,886
    150  Comarco, Inc.* ...............       1,065
    156  Commerce One, Inc.* ..........         367
  5,321  Computer Associates
           International, Inc. ........     118,552
  1,980  Computer Sciences
           Corporation* ...............      75,478
    600  Computer Task Group, Inc. ....       1,704
    200  Concord Communications, Inc.*        2,746
  4,600  Concord EFS, Inc.* ...........      67,712
  1,600  Convergys Corporation* .......      25,600
    650  Copart, Inc.* ................       6,142
    300  Cornell Corrections, Inc.* ...       4,542
    400  Corporate Executive Board
           Company* ...................      16,328
    500  CoStar Group, Inc.* ..........      14,930
    600  Covansys Corporation* ........       1,842
    700  Cross Country
           Healthcare, Inc.* ..........       9,233
     29  Cross Media Marketing
           Corporation* ...............           7
    400  CSG Systems
           International, Inc.* .......       5,652
    800  CuraGen Corporation* .........       4,440
    200  CyberSource Corporation* .....         548
    550  D&B Corporation* .............      22,605
    200  Datalink Corporation* ........         934
    600  Deluxe Corporation ...........      26,880
    300  Dendrite International, Inc.*        3,864
    600  DeVRY, Inc.* .................      13,974
    300  Digex, Inc.* .................         138
    200  Digital Angel Corporation* ...         528
    200  Digital Fusion, Inc.* ........          60
    257  Digital Insight Corporation* .       4,896

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BUSINESS SERVICES (CONTINUED)
  1,100  Digital River, Inc.* .........$     21,230
    500  DigitalThink, Inc.* ..........       1,575
    500  Digitas, Inc.* ...............       2,480
    200  Diversa Corporation* .........       1,966
    100  Docent, Inc.* ................         340
    400  Documentum, Inc.* ............       7,868
  1,438  DoubleClick, Inc.* ...........      13,301
    900  DST Systems, Inc.* ...........      34,200
    700  E.piphany, Inc.* .............       3,577
  1,471  EarthLink, Inc.* .............      11,606
  3,000  eBay, Inc.* ..................     312,540
    700  Echelon Corporation* .........       9,639
    400  Eclipsys Corporation* ........       4,176
    630  eFunds Corporation* ..........       7,264
  4,400  Electronic Data Systems
           Corporation ................      94,380
    300  Embarcadero Technologies,
           Inc.* ......................       2,100
    700  Entrust Technologies, Inc.* ..       2,058
    200  ePresence, Inc.* .............         486
  1,300  Equifax, Inc. ................      33,800
    400  Exelixis, Inc.* ..............       2,776
  1,000  Exult, Inc.* .................       8,570
    400  F5 Networks, Inc.* ...........       6,740
    400  FactSet Research
           Systems, Inc. ..............      17,620
    300  Factual Data Corporation* ....       5,214
    563  Fair Isaac Corporation .......      28,966
  2,732  FedEx Corporation ............     169,466
    300  FileNET Corporation* .........       5,412
    300  FindWhat.com* ................       5,643
  7,100  First Data Corporation .......     294,224
  1,628  Fiserv, Inc.* ................      57,973
    400  Forrester Research, Inc.* ....       6,544
    400  FreeMarkets, Inc.* ...........       2,784
    450  FTI Consulting, Inc.* ........      11,236
    200  G & K Services, Inc., Class A        5,920
  1,198  Gartner Group, Inc., Class B*        8,985
    700  Genencor International, Inc.*       11,529
    200  GenesisIntermedia, Inc.*+# ...           0
    300  Gentiva Health
           Services, Inc.* ............       2,700
    600  Getty Images, Inc., Class A* .      24,780
    300  Global Imaging Systems, Inc.*        6,948

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BUSINESS SERVICES (CONTINUED)
    400  Global Payments, Inc. ........$     14,200
    300  GP Strategies Corporation* ...       1,824
    100  Grey Global Group, Inc. ......      77,251
     27  GSI Commerce, Inc.* ..........         180
  1,580  H & R Block, Inc. ............      68,335
    550  HA-LO Industries, Inc.* ......           1
    400  Harris Interactive, Inc.* ....       2,636
    100  Healthcare Services
           Group, Inc.* ...............       1,437
    200  HearMe, Inc.* ................           5
    100  Heidrick & Struggles
           International, Inc.* .......       1,262
    600  Henry (Jack) & Associates ....      10,674
    100  Homeseekers.com, Inc.* .......           3
     67  Hudson Highland Group, Inc.* .       1,274
    100  Hughes Supply, Inc. ..........       3,470
    300  Hyperion Solutions
           Corporation** ..............      10,128
  3,540  i2 Technologies, Inc.* .......       3,611
    500  ICOS Corporation* ............      18,375
    200  IDT Corporation* .............       3,580
    600  IDX Systems Corporation* .....       9,312
    600  iGATE Capital Corporation* ...       2,082
    200  iManage, Inc.* ...............       1,000
    700  Imation Corporation ..........      26,474
  1,900  IMS Health, Inc. .............      34,181
    600  InFocus Corporation* .........       2,832
    800  Informatica Corporation* .....       5,528
    200  Inforte Corporation* .........       1,576
    410  InfoSpace, Inc.* .............       5,564
  1,200  Ingram Micro, Inc., Class A* .      13,200
    300  Interactive
           Intelligence, Inc.* ........       1,131
    200  InterCept Group, Inc.* .......       1,672
    100  Interleukin Genetics, Inc.* ..         250
     43  Internet Pictures Corporation*         183
  3,542  Interpublic Group of
           Companies, Inc. ............      47,392
  2,000  Intuit, Inc.* ................      89,060
    500  Invitrogen Corporation* ......      19,185
    900  Iron Mountain, Inc.* .........      33,381
    900  IT Group, Inc.*+# ............           0
    900  J.D. Edwards & Company* ......      12,897
    600  Jacobs Engineering
           Group, Inc.* ...............      25,290

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BUSINESS SERVICES (CONTINUED)
    200  Jupitermedia Corporation* ....$        800
    200  Kana Software, Inc.* .........         606
    700  Keane, Inc.* .................       9,541
    100  Keith Companies, Inc.* .......         999
    400  Kelly Services, Inc., Class A        9,380
    300  Keynote Systems, Inc.* .......       3,144
    433  Kinder Morgan
           Management, LLC* ...........      16,220
    500  Korn/Ferry International* ....       4,050
    400  Kroll, Inc.* .................      10,824
    300  Kronos, Inc.* ................      15,243
    600  Labor Ready, Inc.* ...........       4,302
  1,000  Lamar Advertising Company* ...      35,210
  1,675  Legato Systems, Inc.* ........      14,053
  1,000  Liberate Technologies, Inc.* .       2,965
    200  Lightbridge, Inc.* ...........       1,752
    200  LiveWorld, Inc.* .............           6
    600  Luminex Corporation* .........       3,096
    640  Macromedia, Inc.* ............      13,466
    400  Macrovision Corporation* .....       7,968
    500  Manhattan Associates, Inc.* ..      12,985
    900  Manpower, Inc. ...............      33,381
    800  Manugistics Group, Inc.* .....       3,288
    819  MarchFirst, Inc.* ............           3
    200  Marimba, Inc.* ...............         582
    100  MarketWatch.com, Inc.* .......         836
    100  Matritech, Inc.* .............         232
    500  MatrixOne, Inc.* .............       2,870
    300  MAXIMUS, Inc.* ...............       8,289
    200  Maxygen, Inc.* ...............       2,194
     45  MCSi, Inc.* ..................           2
    200  Mechanical Technology, Inc.* .         620
    900  Medical Staffing Network
           Holdings, Inc.* ............       6,300
    500  MemberWorks, Inc.* ...........       9,875
    600  Mentor Corporation ...........      11,628
    700  Mentor Graphics Corporation* .      10,136
    100  Mercator Software, Inc.* .....         149
    300  Mercury Computer
           Systems, Inc.* .............       5,448
    800  Mercury Interactive
           Corporation* ...............      30,888
    800  Metris Companies, Inc.               4,440
    100  MicroAge, Inc.*# .............           0

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BUSINESS SERVICES (CONTINUED)
     30  MicroStrategy, Inc., Class A* $      1,093
    200  Microvision, Inc.* ...........       1,240
    200  Millennium Cell, Inc.* .......         364
    933  Mindspeed Technologies, Inc.*        2,520
    200  Modem Media, Inc.* ...........         796
    900  Monster Worldwide, Inc.* .....      17,757
    800  MPS Group, Inc.* .............       5,504
    350  National Instruments
           Corporation* ...............      13,223
    400  National Processing, Inc.* ...       6,432
    400  Navigant Consulting, Inc.* ...       4,740
    500  NCO Group, Inc.* .............       8,955
    500  NDCHealth Corporation ........       9,175
    150  Neoforma, Inc.* ..............       1,638
    100  NEON Systems, Inc.* ..........         321
    200  NeoRx Corporation* ...........         678
    300  Netcentives, Inc.* ...........           1
    432  NetIQ Corporation* ...........       6,679
    200  NetObjects, Inc.* ............           2
    300  NetRatings, Inc.* ............       2,742
    200  NetScreen Technologies, Inc.*        4,510
  1,600  Network Associates, Inc.* ....      20,288
     27  Network Commerce, Inc.*# .....           0
    200  New Horizons Worldwide, Inc.*          856
    200  Nuance Communications, Inc.* .       1,080
    700  Oak Technology, Inc.* ........       4,347
  1,800  Omnicom Group, Inc. ..........     129,060
    100  OneSource Information
           Services, Inc.* ............         746
    100  Online Resources .............         637
    200  Opsware, Inc.* ...............         804
    700  Overture Services, Inc.* .....      12,691
    400  Packeteer, Inc.* .............       6,228
  1,900  Parametric Technology
           Corporation* ...............       5,795
  3,500  Paychex, Inc. ................     102,585
    300  PC-Tel, Inc.* ................       3,558
    900  PDI, Inc.* ...................       9,144
    100  PEC Solutions, Inc.* .........       1,610
    300  Pegasus Solutions, Inc.* .....       4,875
  2,726  PeopleSoft, Inc.* ............      47,950
  1,977  Peregrine Systems, Inc.* .....         776

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BUSINESS SERVICES (CONTINUED)
    300  Performance Food Group
           Company* ...................$     11,100
    800  Perot Systems Corporation,
           Class A* ...................       9,088
    400  Pixar, Inc.* .................      24,336
    600  PLATO Learning, Inc.* ........       3,450
    800  Polycom, Inc.* ...............      11,088
    100  Pomeroy Computer
           Resources, Inc.* ...........       1,106
    300  Pre-Paid Legal
           Services, Inc.* ............       7,359
    100  Preview Systems, Inc.* .......           4
    400  Programmer's Paradise, Inc.* .       1,180
    100  ProxyMed, Inc.* ..............       1,316
    700  Puma Technology, Inc.* .......       2,380
    300  QRS Corporation* .............       1,590
    100  quepasa.com, Inc.* ...........           4
  1,000  Quest Software, Inc.* ........      11,900
    300  Quintus Corporation* .........          59
    500  Quixote Corporation ..........      12,765
    300  R.H. Donnelley Corporation* ..      10,941
    600  Radiant Systems, Inc.* .......       4,044
  1,400  RealNetworks, Inc.* ..........       9,492
    900  Red Hat, Inc.* ...............       6,813
    500  Register.com, Inc.* ..........       2,930
  1,000  RemedyTemp, Inc., Class A* ...       9,230
    500  Renaissance Learning, Inc.* ..      10,950
  1,600  Republic Services, Inc.* .....      36,272
    200  Resources Connection, Inc.* ..       4,772
    548  Retek, Inc.* .................       3,507
    800  Reynolds & Reynolds Company,
           Class A ....................      22,848
    450  Right Management
           Consultants, Inc.* .........       5,693
  1,600  Robert Half
           International, Inc.* .......      30,304
    650  RSA Security, Inc.* ..........       6,988
    125  Saba Software, Inc.* .........         569
    300  SafeNet, Inc.* ...............       8,394
    200  Safety-Kleen Corporation .....           6
    500  Sanchez Computer
           Associates, Inc.* ..........       2,600
    800  Sapient Corporation* .........       2,216

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BUSINESS SERVICES (CONTINUED)
    300  SBS Technologies, Inc.* ......$      2,949
    200  SEACOR SMIT, Inc.* ...........       7,298
    400  Secure Computing Corporation*        3,492
  1,200  SeeBeyond Technology
           Corporation* ...............       2,772
    300  Selectica, Inc.* .............         951
    200  Sequenom, Inc.* ..............         544
    600  SERENA Software, Inc.* .......      12,528
  2,100  ServiceMaster Company ........      22,470
    556  Sonic Foundry, Inc.* .........         545
    700  SonicWALL, Inc.* .............       3,360
  1,600  Sonus Networks, Inc.* ........       8,048
    200  Spartech Corporation .........       4,242
    600  SpeechWorks
           International, Inc.* .......       2,820
  1,000  Spherion Corporation* ........       6,950
    200  SportsLine USA, Inc.* ........         419
    600  SPSS, Inc.* ..................      10,044
    100  SS&C Technologies, Inc.* .....       1,595
    400  Standard Register Company ....       6,592
    100  Stardrive Solutions, Inc.*+# .           0
    300  StarTek, Inc.* ...............       7,890
    300  Stericycle, Inc.* ............      11,544
    100  Strayer Education, Inc. ......       7,945
  2,464  SunGard Data Systems, Inc.* ..      63,842
    300  Switchboard, Inc.* ...........       1,080
  2,100  Sycamore Networks, Inc.* .....       8,043
    800  Sykes Enterprises, Inc.* .....       3,912
    500  Sylvan Learning
           Systems, Inc.* .............      11,420
  1,300  Symantec Corporation* ........      57,018
    300  Symyx Technologies, Inc.* ....       4,896
    796  Synopsys, Inc.* ..............      49,233
    300  Synplicity, Inc.* ............       1,569
    495  TALX Corporation .............      11,182
    500  Tech Data Corporation* .......      13,355
  1,300  TeleTech Holdings, Inc.* .....       5,499
    843  Tetra Tech, Inc.* ............      14,441
    100  TETRA Technologies, Inc.* ....       2,965
    200  TheStreet.com, Inc.* .........         940
  2,100  TIBCO Software, Inc.* ........      10,689
  1,540  Total System Services, Inc. ..      34,342
    171  Tradestation Group, Inc.* ....       1,754

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         BUSINESS SERVICES (CONTINUED)
    500  Transaction Systems Architects, Inc.,
           Class A* ...................$      4,480
    500  TriZetto Group, Inc.* ........       3,020
    100  Tucows, Inc.* ................          31
    500  Tularik, Inc.* ...............       4,970
    700  Universal Electronics, Inc.* .       8,876
    700  UNOVA, Inc.* .................       7,770
    600  URS Corporation* .............      11,676
    463  ValueClick, Inc.* ............       2,792
    500  Vastera, Inc.* ...............       2,985
    201  Ventiv Health, Inc.* .........         824
    300  Verint Systems, Inc.* ........       7,623
  2,316  VeriSign, Inc.* ..............      32,030
  3,878  VERITAS Software Corporation*      111,182
    500  Verity, Inc.* ................       6,330
    700  Viad Corporation .............      15,673
  2,116  Vignette Corporation* ........       4,401
  5,500  Waste Management, Inc. .......     132,495
    400  WatchGuard
           Technologies, Inc.* ........       1,840
    500  WebEx Communications, Inc.* ..       6,975
  4,445  WebMD Corporation* ...........      48,139
    600  webMethods, Inc.* ............       4,878
    300  Websense, Inc.* ..............       4,698
    868  Wind River Systems, Inc.* ....       3,307
    300  Wireless Facilities, Inc.* ...       3,570
    800  Xeta Technologies, Inc. ......       3,056
  5,623  Yahoo, Inc.* .................     184,209
    100  Ziplink, Inc.* ...............           1
    800  ZixIt Corporation* ...........       3,016
                                       ------------
                                          5,300,070
                                       ------------

         CHEMICALS - 1.3%
  2,000  Air Products and
           Chemicals, Inc. ............      83,200
  1,270  Airgas, Inc.* ................      21,272
    400  Albemarle Corporation ........      11,188
    800  AMCOL International
           Corporation ................       6,160
    250  Arch Chemicals, Inc.* ........       4,775
    300  Bio-Rad Laboratories, Inc.,
           Class A* ...................      16,605
    400  Brady Corporation, Class A ...      13,340
    400  Cabot Corporation ............      11,480

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         CHEMICALS (CONTINUED)
    300  Cabot Microelectronics
           Corporation* ...............$     15,141
    300  Cambrex Corporation ..........       6,906
    562  Crompton Corporation .........       3,962
    400  Cytec Industries, Inc.* ......      13,520
  8,911  Dow Chemical Company .........     275,885
  9,400  du Pont (E.I.) de Nemours &
           Company ....................     391,416
    800  Eastman Chemical Company .....      25,336
  2,400  Ecolab, Inc. .................      61,440
    400  Ferro Corporation ............       9,012
     20  General Chemical Group, Inc.*            5
    300  Georgia Gulf Corporation .....       5,940
    400  Great Lakes Chemical
           Corporation ................       8,160
    400  H. B. Fuller Company .........       8,808
    200  Hauser, Inc.* ................          11
  1,000  Hercules, Inc. ...............       9,900
    400  Lubrizol Corporation .........      12,396
  1,200  Lyondell Chemical Company ....      16,236
    500  MacDermid, Inc. ..............      13,150
    600  Millennium Chemicals, Inc. ...       5,706
    100  NuCo2, Inc.* .................         941
    300  Oil-Dri Corporation
           of America .................       3,600
    570  Olin Corporation .............       9,747
    200  OM Group, Inc.* ..............       2,946
    200  OXiGENE, Inc.* ...............       1,978
    200  Plymouth Rubber Company, Inc.,
           Class A* ...................         220
  1,100  PolyOne Corporation ..........       4,895
  1,600  PPG Industries, Inc. .........      81,184
  1,500  Praxair, Inc. ................      90,150
    200  PubliCARD, Inc.* .............          16
    300  Rogers Corporation* ..........       9,990
  2,058  Rohm & Haas Company ..........      63,860
    900  RPM, Inc. ....................      12,375
    100  Schulman (A.), Inc. ..........       1,606
    700  Sigma-Aldrich Corporation ....      37,926
    700  Solutia, Inc. ................       1,526
    400  SurModics, Inc.* .............      12,200
    700  Techne Corporation* ..........      21,238
    300  Tredegar Corporation .........       4,497

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         CHEMICALS (CONTINUED)
    100  Trex Company, Inc.* ..........$      3,925
    400  Twinlab Corporation* .........          92
    500  Valspar Corporation ..........      21,110
    500  W.R. Grace & Company* ........       2,205
    100  Wellman, Inc. ................       1,120
     80  Worldwide Xceed Group, Inc.*#            0
                                       ------------
                                          1,440,297
                                       ------------

         CONSTRUCTION - 0.8%
    100  ACMAT Corporation, Class A* ..         923
    100  Ameron International
           Corporation ................       3,477
    200  Beazer Homes USA, Inc.* ......      16,700
    200  Brookfield Homes Corporation .       3,084
    400  CARBO Ceramics, Inc. .........      14,900
    600  Centex Construction
           Products, Inc. .............      24,054
    600  Centex Corporation ...........      46,674
  1,800  Clayton Homes, Inc. ..........      22,590
    100  Continental Materials
           Corporation* ...............       2,319
    300  Craftmade International, Inc.        5,403
  1,387  D.R. Horton, Inc. ............      38,975
    600  Dycom Industries, Inc.* ......       9,780
    100  Fiberstars, Inc.* ............         389
    300  Florida Rock Industries, Inc.       12,384
    700  Fluor Corporation ............      23,548
    150  Granite Construction, Inc. ...       2,874
    400  Hovnanian Enterprises, Inc.,
           Class A* ...................      23,580
    400  KB HOME ......................      24,792
    500  Lafarge Corporation ..........      15,450
    700  Lennar Corporation ...........      50,050
     50  Lennar Corporation, Class B ..       3,435
     50  LSI Industries, Inc. .........         555
    200  M/I Schottenstein Homes, Inc.        8,536
    300  Martin Marietta
           Materials, Inc. ............      10,083
  4,600  Masco Corporation ............     109,710
  1,300  Massey Energy Company ........      17,095
    300  MasTec, Inc.* ................       1,728
    330  MDC Holdings, Inc. ...........      15,932
    200  Nobility Homes, Inc. .........       1,966
    100  NVR, Inc.* ...................      41,100
    160  Oakwood Homes Corporation* ...          53

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         CONSTRUCTION (CONTINUED)
    300  Owens Corning, Inc. ..........$        252
    600  Palm Harbor Homes, Inc.* .....      11,364
    300  Performance
           Technologies, Inc.* ........       2,190
    500  Pulte Homes, Inc. ............      30,830
    800  Quanta Services, Inc.* .......       5,680
    300  RMH Teleservices, Inc.* ......       1,299
    300  Ryland Group, Inc. ...........      20,820
    500  SBA Communications
           Corporation* ...............       1,520
  1,400  Sherwin-Williams Company .....      37,632
    300  Simpson Manufacturing
           Company, Inc.* .............      10,980
    200  Skyline Corporation ..........       6,000
    400  Standard Pacific Corporation .      13,264
    700  Stanley Works ................      19,320
    400  Texas Industries, Inc. .......       9,520
    600  Toll Brothers, Inc.* .........      16,986
  1,200  USG Corporation* .............      22,800
    900  Vulcan Materials Company .....      33,363
    700  Walter Industries, Inc. ......       8,225
    500  West Corporation* ............      13,325
                                       ------------
                                            817,509
                                       ------------

         CONSUMER DURABLES - 0.4%
    700  Black & Decker Corporation ...      30,415
    200  Bush Industries, Inc.,
           Class A ....................         600
    700  Champion Enterprises, Inc.* ..       3,626
    500  CompX International, Inc. ....       2,790
    400  Ethan Allen Interiors, Inc. ..      14,064
    800  Furniture Brands
           International, Inc.* .......      20,880
  3,400  Gemstar-TV Guide
           International, Inc.* .......      17,306
    720  Griffon Corporation ..........      11,520
    500  Hillenbrand Industries, Inc. .      25,225
    600  Kimball International,
           Inc., Class B ..............       9,360
    400  Koss Corporation .............       7,360
    900  La-Z-Boy, Inc. ...............      20,142
  1,600  Leggett & Platt, Inc. ........      32,800
    900  Lennox International, Inc. ...      11,583
    600  Maytag Corporation ...........      14,652

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         CONSUMER DURABLES (CONTINUED)
    550  Mity-Lite, Inc.* .............$      6,066
    577  Mohawk Industries, Inc.* .....      32,041
    300  NetFlix, Inc.* ...............       7,665
    300  Recoton Corporation* .........           3
    300  Rent-A-Center, Inc.* .........      22,743
    350  Salton, Inc.* ................       3,157
    600  SLI, Inc.* ...................           1
    300  Thomas Industries, Inc. ......       8,115
    400  Toro Company .................      15,900
  1,400  United Rentals, Inc.* ........      19,446
    438  Virco Manufacturing
           Corporation ................       2,786
     55  Water Pik Technologies, Inc.*          427
    600  Whirlpool Corporation ........      38,220
                                       ------------
                                            378,893
                                       ------------

         CONTAINERS - 0.2%
    500  Ball Corporation .............      22,755
    500  Bemis Company, Inc. ..........      23,400
  1,100  Crown Holdings, Inc.* ........       7,854
    600  Graphic Packaging International
           Corporation* ...............       2,706
    300  Greif Brothers Corporation,
           Class A ....................       6,900
    400  Mobile Mini, Inc.* ...........       6,532
     50  Mod-Pac Corporation* .........         332
  1,400  Owens-Illinois, Inc.* ........      19,278
    140  Packaging Dynamics
           Corporation* ...............       1,014
  1,500  Pactiv Corporation* ..........      29,565
    800  Sealed Air Corporation* ......      38,128
    200  Silgan Holdings, Inc.* .......       6,256
    700  Sonoco Products Company ......      16,814
                                       ------------
                                            181,534
                                       ------------

         COSMETICS - 1.9%
    500  Alberto-Culver Company,
           Class B ....................      25,550
    300  Allou Health & Beauty Care, Inc.,
           Class A*+# .................           0
  2,300  Avon Products, Inc. ..........     143,060
    200  Balchem Corporation, Class B .       4,704
    470  Church & Dwight Company, Inc.       15,383
  2,100  Clorox Company ...............      89,565

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         COSMETICS (CONTINUED)
  5,080  Colgate-Palmolive Company ....$    294,386
    121  Del Laboratories, Inc. .......       2,845
    900  Dial Corporation .............      17,505
    200  Elizabeth Arden, Inc.* .......       2,634
  1,300  Estee Lauder Companies, Inc.,
           Class A ....................      43,589
  9,900  Gillette Company .............     315,414
    800  International Flavors &
           Fragrances, Inc. ...........      25,544
 12,300  Procter & Gamble Company .....   1,096,914
    500  Revlon, Inc., Class A* .......       1,500
    500  Styling Technology
           Corporation* ...............           2
    200  SunStar Healthcare, Inc.* ....           7
    100  Tristar Corporation*# ........           0
                                       ------------
                                          2,078,602
                                       ------------

         DOMESTIC OIL - 0.6%
    800  Amerada Hess Corporation .....      39,344
    800  Ashland, Inc. ................      24,544
    300  Callon Petroleum Company* ....       2,136
  1,600  Chesapeake Energy Corporation       16,160
    500  CONSOL Energy, Inc. ..........      11,370
    100  Encore Acquisition Company* ..       1,915
    100  Energy Partners, Ltd.* .......       1,155
    100  EXCO Resources, Inc.* ........       1,791
    300  Frontier Oil Corporation .....       4,560
    600  Getty Realty Corporation .....      13,392
    900  Global Industries, Ltd.* .....       4,338
    400  Gulf Island
           Fabrication, Inc.* .........       6,768
    200  GulfMark Offshore, Inc.* .....       3,376
    300  Holly Corporation ............       8,280
    300  Houston Exploration Company* .      10,410
  1,100  Kerr-McGee Corporation .......      49,280
  3,100  Marathon Oil Corporation .....      81,685
    800  Murphy Oil Corporation .......      42,080
    600  National-Oilwell, Inc.* ......      13,200
    600  Newfield Exploration Company*       22,530
    600  Nuevo Energy Company* ........      10,470
    406  Patina Oil & Gas Corporation .      13,053
    700  Patterson-UTI Energy, Inc.* ..      22,680
    900  Premcor, Inc.* ...............      19,395

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         DOMESTIC OIL (CONTINUED)
    200  Quicksilver Resources, Inc.* .$      4,790
    400  St. Mary Land & Exploration
           Company ....................      10,920
    378  Stone Energy Corporation* ....      15,846
    700  Sunoco, Inc. .................      26,418
    400  Superior Energy
           Services, Inc.* ............       3,792
    500  TEPPCO Partners, L.P. ........      18,300
  1,100  Tesoro Petroleum Corporation*        7,568
    700  TransMontaigne, Inc.* ........       4,536
  3,163  Transocean Sedco Forex, Inc. .      69,491
    500  UNIFAB International, Inc.* ..         175
    800  Varco International, Inc.* ...      15,680
  1,000  Vintage Petroleum, Inc. ......      11,280
    100  W-H Energy Services, Inc.* ...       1,948
    700  Westport Resources
           Corporation* ...............      15,925
  2,133  XTO Energy, Inc. .............      42,894
                                       ------------
                                            673,475
                                       ------------

         DRUGS & MEDICINE - 13.7%
    100  1-800 Contacts, Inc.* ........       2,448
    300  aaiPharma, Inc.* .............       5,964
 15,000  Abbott Laboratories ..........     656,400
    600  Abgenix, Inc.* ...............       6,294
    184  Acacia Research -
           CombiMatrix* ...............         440
  1,000  Accredo Health, Inc.* ........      21,800
    200  Aclara Biosciences, Inc.* ....         846
    100  Advanced Neuromodulation
           Systems, Inc.* .............       5,177
    800  AdvancePCS* ..................      30,584
    200  Alexion Pharmaceuticals,
           Inc.* ......................       3,410
    400  Alkermes, Inc.* ..............       4,300
  1,200  Allergan, Inc. ...............      92,520
    300  Allscripts Healthcare
           Solutions, Inc.* ...........       1,101
    600  Alpharma, Inc., Class A ......      12,960
    500  American Healthways, Inc.* ...      18,060
    100  American Medical Systems
           Holdings, Inc.* ............       1,687
    400  AMERIGROUP Corporation* ......      14,880
  1,070  AmerisourceBergen Corporation       74,204
 12,132  Amgen, Inc.* .................     812,601

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         DRUGS & MEDICINE (CONTINUED)
    600  Amylin Pharmaceuticals,
           Inc.* ......................$     13,134
    600  Andrx Corporation* ...........      11,940
  1,318  Anthem, Inc.* ................     101,684
    200  Antigenics, Inc.* ............       2,304
    100  Aphton Corporation* ..........         824
    900  Apogent Technologies, Inc.* ..      18,000
    400  Apria Healthcare Group, Inc.*        9,952
    200  Ariad Pharmaceuticals, Inc.* .         898
    200  Arrow International, Inc. ....       8,830
    700  ArthroCare Corporation* ......      11,732
    600  Atrix Laboratories, Inc.* ....      13,194
    400  AVI BioPharma, Inc.* .........       2,452
    100  Avigen, Inc.* ................         346
    600  Bard (C.R.), Inc. ............      42,786
    750  Barr Laboratories, Inc.* .....      49,125
    400  Bausch & Lomb, Inc. ..........      15,000
  5,663  Baxter International, Inc. ...     147,238
    600  Beckman Coulter, Inc. ........      24,384
  2,500  Becton, Dickinson & Company ..      97,125
  1,300  Biogen, Inc.* ................      49,400
    100  Biolase Technology, Inc.* ....       1,073
  2,350  Biomet, Inc. .................      67,351
    200  Biopure Corporation* .........       1,222
    300  BioTime, Inc.* ...............         600
    100  BioTransplant, Inc.* .........          21
  3,700  Boston Scientific
           Corporation* ...............     226,070
 18,400  Bristol-Myers Squibb Company .     499,560
  4,446  Cardinal Health, Inc. ........     285,878
  2,500  Caremark Rx, Inc.* ...........      64,200
     61  CareMatrix Corporation* ......           1
    600  Celgene Corporation* .........      18,240
    500  Cephalon, Inc.* ..............      20,580
    300  Cerus Corporation* ...........       2,259
    500  Charles River Laboratories
           International, Inc.* .......      16,090
    600  Chattem, Inc. ................      11,280
  1,646  Chiron Corporation* ..........      71,963
    100  CIMA Labs, Inc.* .............       2,689
    200  Columbia Laboratories, Inc.* .       2,190
    900  Community Health Care* .......      17,487
    400  Cooper Companies, Inc. .......      13,908

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         DRUGS & MEDICINE (CONTINUED)
    400  Corixa Corporation* ..........$      3,092
    100  Corvas International, Inc.* ..         270
  1,300  Covance, Inc.* ...............      23,530
    500  Coventry Health Care, Inc.* ..      23,080
    800  CTI Molecular Imaging, Inc.* .      15,128
    600  Cubist Pharmaceuticals, Inc.*        6,396
     90  Curis, Inc.* .................         328
    300  CV Therapeutics, Inc.* .......       8,898
    500  Cymer, Inc.* .................      16,005
     60  CYTOGEN Corporation* .........         500
    900  Cytyc Corporation* ...........       9,468
    300  Datascope Corporation ........       8,907
    100  DataTRAK International, Inc.*          389
    700  DaVita, Inc.* ................      18,746
    400  Daxor Corporation ............       6,240
    900  Dendreon Corporation* ........       5,346
    750  DENTSPLY International, Inc. .      30,675
    100  Diacrin, Inc.* ...............         275
    280  Diagnostic Products
           Corporation ................      11,494
    300  DJ Orthopedics, Inc.* ........       3,288
    200  E-Z-EM, Inc.* ................       1,680
    400  Edwards Lifesciences
           Corporation* ...............      12,856
    400  Emisphere Technologies, Inc.*        1,440
    300  Encysive Pharmaceuticals,
           Inc.* ......................       1,440
  1,200  Endo Pharmaceuticals
           Holdings, Inc.* ............      20,304
    700  EntreMed, Inc.* ..............       2,905
    546  Enzo Biochem, Inc.* ..........      11,750
    300  Enzon, Inc.* .................       3,756
    400  Eon Labs, Inc.* ..............      14,060
    100  EPIX Medical, Inc.* ..........       1,415
    300  Exact Sciences Corporation* ..       3,288
    800  Express Scripts, Inc.,
           Class A* ...................      54,568
    900  First Health Group
           Corporation* ...............      24,840
    600  First Horizon Pharmaceutical
           Corporation* ...............       2,370
  3,600  Forest Laboratories, Inc.* ...     197,100
    200  Gene Logic, Inc.* ............       1,194
  2,200  Genentech, Inc.* .............     158,664
    200  Genesis Health
           Ventures, Inc.* ............       3,530

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         DRUGS & MEDICINE (CONTINUED)
    100  Genome Therapeutics
           Corporation* ...............$        255
    700  Genta, Inc.* .................       9,324
  2,015  Genzyme Corporation* .........      84,239
    100  Geron Corporation* ...........         736
  1,800  Gilead Sciences, Inc.* .......     100,044
    600  GTC Biotherapeutics, Inc.* ...       2,058
    400  Guilford Pharmaceuticals,
           Inc.* ......................       1,816
    300  Haemonetics Corporation* .....       5,610
  5,000  HCA, Inc. ....................     160,200
  2,200  Health Management Associates,
           Inc., Class A ..............      40,590
  1,000  Health Net, Inc.* ............      32,950
  3,400  HEALTHSOUTH Corporation* .....       1,768
    100  HEICO Corporation ............       1,220
    500  Henry Schein, Inc.* ..........      26,170
    400  Hi-Tech Pharmacal
           Company, Inc.* .............      16,156
    400  Hologic, Inc.* ...............       5,272
  1,000  Human Genome Sciences, Inc.* .      12,720
  1,300  Humana, Inc.* ................      19,630
    600  i-STAT Corporation* ..........       5,394
  1,600  ICN Pharmaceuticals, Inc. ....      26,816
    350  ICU Medical, Inc.* ...........      10,902
  1,600  IDEC Pharmaceuticals
           Corporation* ...............      54,400
    546  IDEXX Laboratories, Inc.* ....      18,389
    500  IGEN International, Inc.* ....      15,700
    600  ILEX Oncology, Inc.* .........      11,646
    800  ImClone Systems, Inc.* .......      25,296
    300  Immucor, Inc.* ...............       6,537
    300  ImmunoGen, Inc.* .............       1,281
    900  Immunomedics, Inc.* ..........       5,679
    700  IMPATH, Inc.* ................       9,898
    500  INAMED Corporation* ..........      26,845
    700  Incyte Genomics, Inc.* .......       3,248
    300  Integra LifeSciences
           Holdings* ..................       7,914
    300  Invacare Corporation .........       9,900
    300  Inveresk Research
           Group, Inc.* ...............       5,430
    360  Inverness Medical
           Innovations, Inc.* .........       6,948

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         DRUGS & MEDICINE (CONTINUED)
    600  Isis Pharmaceuticals, Inc.* ..$      3,180
  1,800  IVAX Corporation* ............      32,130
 27,780  Johnson & Johnson ............   1,436,226
    300  K-V Pharmaceutical Company,
           Class A* ...................       8,340
    100  Kendle International, Inc.* ..         620
    200  Kensey Nash Corporation* .....       5,232
  2,174  King Pharmaceuticals, Inc.* ..      32,088
    300  Kos Pharmaceuticals, Inc.* ...       7,041
    100  Kyphon, Inc.* ................       1,512
  1,700  Laboratory Corporation of
           America Holdings* ..........      51,255
    300  Lexicon Genetics, Inc. .......       2,013
    605  LifePoint Hospitals, Inc.* ...      12,669
  1,000  Ligand Pharmaceuticals, Inc.,
           Class B* ...................      13,590
 10,500  Lilly (Eli) & Company ........     724,185
    900  Lincare Holdings, Inc.* ......      28,359
     14  Lynx Therapeutics, Inc.* .....          53
    900  Manor Care, Inc.* ............      22,509
    200  Martek Biosciences
           Corporation* ...............       8,588
    300  Maxim Pharmaceuticals, Inc.* .       1,725
  3,000  McKesson Corporation .........     107,220
    700  Medarex, Inc.* ...............       4,613
    700  Medicines Company* ...........      13,944
    200  Medicis Pharmaceutical
           Corporation, Class A .......      11,340
  2,255  MedImmune, Inc.* .............      82,014
    400  MedQuist, Inc.* ..............       8,096
    100  Medstone International, Inc.*          375
    121  MEDTOX Scientific, Inc.* .....         771
 11,468  Medtronic, Inc. ..............     550,120
 21,123  Merck & Company, Inc. ........   1,278,998
    100  Merit Medical Systems, Inc.* .       1,998
    100  Mesa Laboratories, Inc.* .....         710
    560  Mid Atlantic Medical
           Services, Inc.* ............      29,288
  2,500  Millennium Pharmaceuticals,
           Inc.* ......................      39,325
    600  Mine Safety Appliances
           Company ....................      26,172
    500  Moore Medical Corporation* ...       3,375
  2,000  Mylan Laboratories, Inc. .....      69,540

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         DRUGS & MEDICINE (CONTINUED)
    400  National Health Realty, Inc. .$      6,396
  1,000  NBTY, Inc.* ..................      21,060
    700  Nektar Therapeutics* .........       6,461
    632  NeoPharm, Inc.* ..............       8,753
    500  Neose Technologies, Inc.* ....       5,005
    300  Neurocrine Biosciences, Inc.*       14,982
    100  Neurogen Corporation* ........         456
    300  North American
           Scientific, Inc.* ..........       2,298
    700  Northfield Laboratories,
           Inc.* ......................       5,390
    200  Novavax, Inc.* ...............       1,114
    200  Noven Pharmaceuticals, Inc* ..       2,048
    200  NPS Pharmaceuticals, Inc.* ...       4,868
    300  Ocular Sciences, Inc.* .......       5,955
  1,100  Omnicare, Inc. ...............      37,169
    200  Onyx Pharmaceuticals, Inc.* ..       2,466
    100  OraSure Technologies, Inc.* ..         746
    200  Organogenesis, Inc.*+# .......           0
    510  Orthodontic Centers of
           America, Inc.* .............       4,085
    500  OSI Pharmaceuticals, Inc.* ...      16,105
    400  Owens & Minor, Inc. ..........       8,940
    700  Oxford Health Plans, Inc.* ...      29,421
    400  PacifiCare Health
           Systems, Inc.* .............      19,732
    700  PAREXEL International
           Corporation* ...............       9,765
    600  Patterson Dental Company* ....      27,228
    200  Pediatrix Medical
           Group, Inc.* ...............       7,130
  1,100  Perrigo Company* .............      17,204
 74,511  Pfizer, Inc. .................   2,544,551
    500  Pharmaceutical Product
           Development, Inc.* .........      14,365
    460  Pharmaceutical
           Resources, Inc.* ...........      22,384
    800  Pharmacopeia, Inc.* ..........       6,600
    900  PRAECIS Pharmaceuticals,
           Inc.* ......................       4,410
    300  Precept Business Services, Inc.,
           Class A*# ..................           0
    500  Priority Healthcare Corporation,
           Class B* ...................       9,275
    400  Progenics
           Pharmaceuticals, Inc.* .....       6,024
  1,400  Protein Design Labs, Inc.* ...      19,572
    450  Province Healthcare Company* .       4,982

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         DRUGS & MEDICINE (CONTINUED)
    900  PSS World Medical, Inc.* .....$      5,175
  1,000  Quest Diagnostics, Inc.* .....      63,800
    200  Quidel Corporation* ..........       1,244
    779  Quintiles Transnational
           Corporation* ...............      11,054
    300  Regeneration
           Technologies, Inc.* ........       3,987
    640  Regeneron Pharmaceuticals,
           Inc.* ......................      10,080
    100  RehabCare Group, Inc.* .......       1,465
    460  Renal Care Group, Inc.* ......      16,197
    300  ResMed, Inc.* ................      11,760
    400  Respironics, Inc.* ...........      15,008
    600  Rochester Medical
           Corporation* ...............       6,024
    300  Sangamo BioSciences, Inc.* ...         855
    100  SangStat Medical Corporation*        1,309
    400  Savient Pharmaceuticals,
           Inc.* ......................       1,856
 14,300  Schering-Plough Corporation ..     265,980
    300  SciClone Pharmaceuticals,
           Inc.* ......................       2,568
    400  Select Medical Corporation* ..       9,932
    700  Sepracor, Inc.* ..............      12,621
    400  Serologicals Corporation* ....       5,452
  1,100  SICOR, Inc.* .................      22,374
    300  SonoSite, Inc.* ..............       5,985
      8  Spectrum Pharmaceuticals,
           Inc.* ......................          36
  1,800  St. Jude Medical, Inc.* ......     103,500
    200  STAAR Surgical Company* ......       2,320
    500  STERIS Corporation* ..........      11,545
  1,800  Stryker Corporation ..........     124,866
    599  Sybron Dental
           Specialties, Inc.* .........      14,136
    300  Tanox, Inc.* .................       4,815
    200  Therasense, Inc.* ............       2,000
    600  Thoratec Corporation* ........       8,940
    300  Transkaryotic
           Therapies, Inc.* ...........       3,462
    605  Triad Hospitals, Inc.* .......      15,016
    400  Trimeris, Inc.* ..............      18,272
    100  Trover Solutions, Inc.* ......         579
    100  United Therapeutics
           Corporation* ...............       2,178
  5,634  UnitedHealth Group, Inc. .....     283,109
    100  Universal Display
           Corporation* ...............         892
    700  Universal Health Services, Inc.,
           Class B* ...................      27,734
     88  US Oncology, Inc.* ...........         650

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         DRUGS & MEDICINE (CONTINUED)
      9  Valentis, Inc.* ..............$         35
    400  Ventana Medical
           Systems, Inc.* .............      10,872
  1,000  Vertex Pharmaceuticals, Inc.*       14,600
    199  Viasys Healthcare, Inc.* .....       4,119
    100  Vical, Inc.* .................         435
    100  ViroPharma, Inc.* ............         260
    300  Vital Signs, Inc. ............       7,788
    900  Watson Pharmaceuticals, Inc.*       36,333
  1,400  WellPoint Health
           Networks, Inc.* ............     118,020
    100  West Pharmaceutical
           Services, Inc. .............       2,450
 12,600  Wyeth ........................     573,930
  1,200  XOMA, Ltd.* ..................       6,396
  2,000  Zimmer Holdings, Inc.* .......      90,100
    200  Zoll Medical Corporation* ....       6,712
                                       ------------
                                         14,677,862
                                       ------------

         ELECTRONICS - 4.6%
    600  ACT Manufacturing, Inc.* .....           4
    700  Actel Corporation* ...........      14,350
    700  Acxiom Corporation* ..........      10,563
  5,930  ADC Telecommunications, Inc.*       13,805
    100  ADE Corporation* .............         858
    597  Adelphia Business
           Solutions, Inc.* ...........          13
  1,700  Adelphia Communications
           Corporation, Class A* ......         480
  2,800  Advanced Micro Devices, Inc.*       17,948
    900  Advanced Radio Telecom
           Corporation*+# .............           0
  6,507  Agere Systems, Inc., Class A*       15,161
  7,536  Agere Systems, Inc., Class B*       17,333
  4,446  Agilent Technologies, Inc.* ..      86,919
    337  Alliant Techsystems, Inc.* ...      17,494
  4,100  Altera Corporation* ..........      67,240
  2,200  American Power Conversion
           Corporation* ...............      34,298
    100  American Science and
           Engineering, Inc.* .........         992
  1,600  Amkor Technology, Inc.* ......      21,024
    300  Amphenol Corporation,
           Class A* ...................      14,046
    100  Amtech Systems, Inc.* ........         350
    250  ANADIGICS, Inc.* .............         823

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         ELECTRONICS (CONTINUED)
  3,600  Analog Devices, Inc.* ........$    125,352
    200  Anaren Microwave, Inc.* ......       1,874
    800  Andrew Corporation* ..........       7,360
    400  Anixter International, Inc.* .       9,372
  1,800  Applera Corporation - Applied
           Biosystems Group ...........      34,254
  1,100  Applera Corporation - Celera
           Genomics Group* ............      11,352
 15,358  Applied Materials, Inc.* .....     243,578
  2,346  Applied Micro Circuits
           Corporation* ...............      14,193
    300  APW, Ltd.*+# .................           0
    300  Arris Group, Inc.* ...........       1,488
    900  Arrow Electronics, Inc.* .....      13,716
    300  Artisan Components, Inc.* ....       6,783
    100  Astronics Corporation* .......         325
    450  AstroPower, Inc.* ............       1,481
    400  Asyst Technologies, Inc.* ....       2,676
  4,200  Atmel Corporation* ...........      10,626
    900  Audiovox Corporation,
           Class A* ...................      10,071
  1,900  Avanex Corporation* ..........       7,600
  1,700  Avnet, Inc.* .................      21,556
  1,300  AVX Corporation ..............      14,287
    500  BEI Technologies, Inc. .......       6,000
    100  Bel Fuse, Inc., Class A* .....       2,050
    400  Benchmark Electronics, Inc.* .      12,304
    200  Boston Acoustics, Inc. .......       1,932
  2,400  Broadcom Corporation,
           Class A* ...................      59,784
    500  Bruker Daltonics, Inc.* ......       2,665
    300  C & D Technologies, Inc. .....       4,308
    600  Cable Design Technologies
           Corporation* ...............       4,290
  2,477  Cadence Design Systems, Inc.*       29,873
    200  Caliper Technologies
           Corporation* ...............         910
    750  Candela Corporation* .........       8,640
    600  Captaris, Inc.* ..............       2,052
    900  Celeritek, Inc.* .............       6,588
  3,681  CIENA Corporation* ...........      19,104
    700  Cirrus Logic, Inc.* ..........       2,814
    500  Coherent, Inc.* ..............      11,840
    700  CommScope, Inc.* .............       6,650

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         ELECTRONICS (CONTINUED)
    300  Communications Systems, Inc. .$      2,361
  2,800  Conexant Systems, Inc.* ......      11,480
    800  Cox Radio, Inc., Class A* ....      18,488
    700  Cree, Inc.* ..................      11,396
    400  Cubic Corporation ............       8,888
  2,300  Cypress Semiconductor
           Corporation* ...............      27,600
    300  DDi Corporation* .............          21
    100  Diodes, Inc.* ................       1,901
    400  DSP Group, Inc.* .............       8,612
    100  Ducommun, Inc.* ..............       1,410
    200  DuPont Photomasks, Inc.* .....       3,766
    300  e.spire Communications,
           Inc.*# .....................           0
    100  EDO Corporation ..............       1,770
    300  Electro Scientific
           Industries, Inc.* ..........       4,548
    400  Electronics Boutique Holdings
           Corporation* ...............       9,244
    600  Electronics for
           Imaging, Inc.* .............      12,174
    500  EMCORE Corporation* ..........       1,640
    600  Emulex Corporation* ..........      13,662
    100  Energy Conversion
           Devices, Inc.* .............         910
  1,100  Entegris, Inc.* ..............      14,784
    400  Environmental Tectonics
           Corporation* ...............       2,064
    100  Envision Development
           Corporation*+# .............           0
    200  Espey Manufacturing &
           Electronics Corporation ....       3,670
    600  ESS Technology, Inc.* ........       5,850
    500  Exar Corporation* ............       7,915
  1,900  Fairchild Semiconductor
           International, Inc.* .......      24,301
    400  FEI Company* .................       7,504
    400  FLIR Systems, Inc.* ..........      12,060
    800  FuelCell Energy, Inc.* .......       6,552
    100  General Cable Corporation ....         540
  1,434  GlobespanVirata, Inc.* .......      11,831
    700  GrafTech International, Ltd.*        3,815
    700  Group 1 Software, Inc.* ......      12,831
  2,870  Guidant Corporation ..........     127,399

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         ELECTRONICS (CONTINUED)
    300  Harman International
           Industries, Inc. ...........$     23,742
  1,200  Harmonic, Inc.* ..............       4,884
    500  Harris Corporation ...........      15,025
    563  Hearst-Argyle
           Television, Inc.* ..........      14,582
    100  hi/fn, Inc.* .................         891
     10  Imergent, Inc.* ..............          43
    500  Integrated Circuit
           Systems, Inc.* .............      15,715
  1,500  Integrated Device
           Technology, Inc.* ..........      16,575
 62,816  Intel Corporation ............   1,305,568
    800  Interactive Data Corporation*       13,520
  1,100  International Rectifier
           Corporation* ...............      29,502
  1,700  Intersil Corporation,
           Class A* ...................      45,237
    400  InVision Technologies, Inc.* .      10,032
    100  Itron, Inc.* .................       2,156
    900  ITT Industries, Inc. .........      58,914
    600  Ixia* ........................       3,858
    200  IXYS Corporation* ............       1,594
  1,800  Jabil Circuit, Inc.* .........      39,780
    600  Jaco Electronics, Inc. .......       2,903
 12,530  JDS Uniphase Corporation* ....      43,980
    200  JNI Corporation* .............         986
    300  Keithley Instruments, Inc. ...       4,335
    600  KEMET Corporation* ...........       6,060
    100  Kewaunee Scientific
           Corporation ................         949
  2,000  KLA-Tencor Corporation* ......      92,980
  1,300  Kopin Corporation* ...........       7,956
    700  Kulicke & Soffa
           Industries, Inc.* ..........       4,473
  1,100  Lam Research Corporation* ....      20,031
    800  Lattice Semiconductor
           Corporation* ...............       6,584
  3,200  Linear Technology Corporation      103,072
    400  Littelfuse, Inc.* ............       8,944
  3,390  LSI Logic Corporation* .......      24,001
 28,486  Lucent Technologies, Inc.* ...      57,827
  2,990  Maxim Integrated
           Products, Inc. .............     102,228
    600  Maxwell Technologies, Inc. ...       3,456
    800  Measurement
           Specialties, Inc.* .........       4,200
  1,400  MEMC Electronic
           Materials, Inc.* ...........      13,720

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         ELECTRONICS (CONTINUED)
    400  Mestek, Inc.* ................$      7,200
    900  Metawave Communications
           Corporation* ...............           7
    300  Methode Electronics, Inc.,
           Class A ....................       3,225
  1,812  Microchip Technology, Inc. ...      44,394
  6,800  Micron Technology, Inc.* .....      79,084
  1,000  Microsemi Corporation ........      16,000
    500  MKS Instruments, Inc.* .......       9,035
    100  MOCON, Inc. ..................         725
  2,025  Molex, Inc. ..................      54,655
    100  MTS Systems Corporation ......       1,474
    600  Nanometrics, Inc.* ...........       4,248
  1,900  National Semiconductor
           Corporation* ...............      37,468
    100  Netopia, Inc.* ...............         389
    300  Netro Corporation* ...........         864
  1,300  New Focus, Inc.* .............       4,862
  1,323  Novellus Systems, Inc.* ......      48,450
    200  Nu Horizons Electronics
           Corporation* ...............       1,200
  1,400  NVIDIA Corporation* ..........      32,214
    200  Overland Storage, Inc.* ......       4,068
    200  ParkerVision, Inc.* ..........       1,310
    100  Parlex Corporation* ..........         769
    133  ParthusCeva, Inc.* ...........       1,084
    400  Pericom Semiconductor
           Corporation* ...............       3,720
  1,017  PerkinElmer, Inc. ............      14,045
    900  Pixelworks, Inc.* ............       5,346
    500  Planar Systems, Inc.* ........       9,780
    100  Plantronics, Inc.* ...........       2,167
    700  Plexus Corporation* ..........       8,071
  1,700  Power-One, Inc.* .............      12,155
    300  ProQuest Company* ............       7,740
  1,000  QLogic Corporation* ..........      48,330
  1,000  Rambus, Inc.* ................      16,570
    700  Rayovac Corporation* .........       9,065
    100  Reliability, Inc.* ...........         112
  1,250  REMEC, Inc.* .................       8,700
  1,400  RF Micro Devices, Inc.* ......       8,428

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         ELECTRONICS (CONTINUED)
    600  Rudolph Technologies, Inc.* ..$      9,576
  4,736  Sanmina-SCI Corporation* .....      29,884
  1,300  Scientific-Atlanta, Inc. .....      30,992
    800  Semtech Corporation* .........      11,392
  1,000  Silicon Laboratories, Inc.* ..      26,640
  1,800  Silicon Storage
           Technology, Inc.* ..........       7,542
    300  Siliconix, Inc.* .............      10,830
    473  SkillSoft PLC, ADR* ..........       2,389
  1,682  Skyworks Solutions, Inc.* ....      11,387
    100  SMTEK International, Inc.* ...          78
  7,618  Solectron Corporation* .......      28,491
    800  Stratex Networks, Inc.* ......       2,560
  1,987  Symbol Technologies, Inc. ....      25,851
    400  Technitrol, Inc. .............       6,020
    500  Tekelec* .....................       5,650
  1,000  Tektronix, Inc.* .............      21,600
  1,700  Teradyne, Inc.* ..............      29,427
  1,800  Terayon Communication
           Systems, Inc.* .............       4,914
 16,422  Texas Instruments, Inc. ......     289,027
  1,365  Thermo Electron Corporation* .      28,692
    600  Thomas & Betts Corporation* ..       8,670
    450  THQ, Inc.* ...................       8,100
  1,000  Three-Five Systems, Inc.* ....       6,900
    500  Tollgrade Communications,
           Inc.* ......................       9,325
  1,115  TriQuint Semiconductor, Inc.*        4,638
    200  TTM Technologies, Inc.* ......         938
    200  Tweeter Home Entertainment
           Group, Inc.* ...............       1,736
    400  Unitil Corporation ...........       9,640
    600  Varian Medical Systems, Inc.*       34,542
    300  Varian Semiconductor Equipment
           Associates, Inc.* ..........       8,928
    500  Varian, Inc.* ................      17,335
    200  Verisity, Ltd.* ..............       2,388
    400  Vicor Corporation* ...........       3,840
  1,256  Vishay Intertechnology, Inc.*       16,579
    600  VISX, Inc.* ..................      10,410
  1,500  Vitesse Semiconductor
           Corporation* ...............       7,380
  1,400  Waters Corporation* ..........      40,782
  1,800  Western Digital Corporation* .      18,540

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         ELECTRONICS (CONTINUED)
    500  Western Wireless Corporation,
           Class A* ...................$      5,765
    100  Wilson Greatbatch
           Technologies, Inc.* ........       3,610
  3,300  Xilinx, Inc.* ................      83,523
                                       ------------
                                          4,938,204
                                       ------------

         ENERGY & UTILITIES - 3.1%
  4,885  AES Corporation* .............      31,020
    600  AGL Resources, Inc. ..........      15,264
  1,100  Allegheny Energy, Inc.* ......       9,295
    500  ALLETE .......................      13,275
    600  Alliant Energy Corporation ...      11,418
  1,600  Ameren Corporation ...........      70,560
  3,680  American Electric Power
           Company, Inc. ..............     109,775
  1,317  Aquila, Inc. .................       3,398
    300  Artesian Resources Corporation,
           Class A ....................      10,800
    400  Atmos Energy Corporation .....       9,920
    400  Black Hills Corporation ......      12,280
    400  California Water
           Service Group ..............      11,248
  2,600  Calpine Corporation* .........      17,160
    500  Cascade Natural Gas
           Corporation ................       9,550
    248  Catalytica Energy
           Systems, Inc.* .............         670
  2,700  CenterPoint Energy, Inc. .....      22,005
    200  CH Energy Group, Inc. ........       9,000
    100  Chesapeake Utilities
           Corporation ................       2,260
  1,600  Cinergy Corporation ..........      58,864
    400  Cleco Corporation ............       6,928
  1,200  CMS Energy Corporation .......       9,720
    300  Connecticut Water
           Service, Inc. ..............       7,665
  2,200  Consolidated Edison, Inc. ....      95,216
  1,700  Constellation Energy
           Group, Inc. ................      58,310
    400  Covanta Energy Corporation* ..           3
  2,845  Dominion Resources, Inc. .....     182,848
  1,100  DPL, Inc. ....................      17,534
    900  DQE, Inc. ....................      13,563
  1,700  DTE Energy Company ...........      65,688
  8,600  Duke Energy Corporation ......     171,570
  3,332  Dynegy, Inc., Class A ........      13,994

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         ENERGY & UTILITIES (CONTINUED)
  2,900  Edison International* ........$     47,647
  4,814  El Paso Corporation ..........      38,897
    500  Empire District
           Electric Company ...........      10,875
    420  Energen Corporation ..........      13,986
  1,100  Energy East Corporation ......      22,836
    300  EnergySouth, Inc. ............       9,840
  2,100  Entergy Corporation ..........     110,838
    600  Equitable Resources, Inc. ....      24,444
  3,062  Exelon Corporation ...........     183,138
  2,700  FirstEnergy Corporation ......     103,815
  1,700  FPL Group, Inc. ..............     113,645
    400  Great Plains Energy, Inc. ....      11,552
    300  Hawaiian Electric
           Industries, Inc. ...........      13,755
    600  IDACORP, Inc. ................      15,750
  1,600  KeySpan Corporation ..........      56,720
  1,100  Kinder Morgan, Inc. ..........      60,115
    100  Laclede Group, Inc. ..........       2,680
    500  MDU Resources Group, Inc. ....      16,745
    400  MGE Energy, Inc. .............      12,600
    150  Middlesex Water Company ......       3,696
  3,766  Mirant Corporation* ..........      10,921
    500  National Fuel Gas Company ....      13,025
    300  New Jersey Resources
           Corporation ................      10,650
    300  NICOR, Inc. ..................      11,133
  2,390  NiSource, Inc. ...............      45,410
  1,700  Northeast Utilities ..........      28,458
    300  Northwest Natural Gas Company        8,175
    100  NorthWestern Corporation .....         200
    495  NSTAR ........................      22,547
    300  NUI Corporation ..............       4,656
    700  OGE Energy Corporation .......      14,959
    500  ONEOK, Inc. ..................       9,815
    400  Pennichuck Corporation .......       9,880
    400  Peoples Energy Corporation ...      17,156
  1,300  Pepco Holdings, Inc. .........      24,908
  4,300  PG&E Corporation* ............      90,945
    453  Philadelphia Suburban
           Corporation ................      11,044
    300  Piedmont Natural Gas
           Company, Inc. ..............      11,643

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         ENERGY & UTILITIES (CONTINUED)
  1,000  Pinnacle West Capital
           Corporation ................$     37,450
    600  PNM Resources, Inc. ..........      16,050
  1,700  PPL Corporation ..............      73,100
  2,441  Progress Energy, Inc. ........     107,160
  2,300  Public Service Enterprise
           Group, Inc. ................      97,175
    800  Puget Energy, Inc. ...........      19,096
    700  Questar Corporation ..........      23,429
    979  SCANA Corporation ............      33,560
  1,800  Sempra Energy ................      51,354
    800  Sierra Pacific Resources* ....       4,752
    100  SJW Corporation ..............       8,525
    100  South Jersey Industries, Inc.        3,685
  6,700  Southern Company .............     208,772
    607  Southern Union Company* ......      10,179
    100  Southwest Gas Corporation ....       2,118
    200  Southwestern Energy Company* .       3,002
  1,200  TECO Energy, Inc. ............      14,388
    135  Texas Genco Holdings, Inc ....       3,139
  1,300  Touch America Holdings, Inc.*           79
  3,000  TXU Corporation ..............      67,350
    300  UGI Corporation ..............       9,510
    200  UIL Holdings Corporation .....       8,110
    500  UniSource Energy Corporation*        9,400
    433  Vectren Corporation ..........      10,847
    400  Veritas DGC, Inc.* ...........       4,600
    600  Westar Energy, Inc. ..........       9,738
    500  WGL Holdings, Inc. ...........      13,350
  4,900  Williams Companies, Inc. .....      38,710
  1,000  Wisconsin Energy Corporation .      29,000
    300  WPS Resources Corporation ....      12,060
  3,635  Xcel Energy, Inc. ............      54,670
                                       ------------
                                          3,274,258
                                       ------------

         ENERGY - RAW MATERIALS - 1.6%
    100  Adams Resources & Energy, Inc.         898
    100  Alpine Group, Inc.* ..........          79
  2,428  Anadarko Petroleum
           Corporation ................     107,973
  1,428  Apache Corporation ...........      92,906
    598  Arch Coal, Inc. ..............      13,742

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         ENERGY - RAW MATERIALS (CONTINUED)
    300  Atwood Oceanics, Inc.* .......$      8,145
  3,100  Baker Hughes, Inc. ...........     104,067
    200  Barnwell Industries, Inc. ....       5,010
  1,346  BJ Services Company* .........      50,287
    400  Buckeye Partners, L.P. .......      15,704
  2,000  Burlington Resources, Inc. ...     108,140
    500  Cabot Oil & Gas Corporation,
           Class A ....................      13,805
    365  Cimarex Energy Company* ......       8,669
    500  Cooper Cameron Corporation* ..      25,190
    400  Dawson Geophysical Company* ..       3,240
  2,818  Devon Energy Corporation .....     150,481
  1,600  ENSCO International, Inc. ....      43,040
  1,200  Enterprise Products
           Partners, L.P. .............      27,036
  1,000  EOG Resources, Inc. ..........      41,840
    200  Evergreen Resources, Inc.* ...      10,862
    489  FMC Technologies, Inc.* ......      10,293
    446  Forest Oil Corporation* ......      11,204
  1,900  Grant Prideco, Inc.* .........      22,325
    405  Greka Energy Corporation* ....       2,345
  4,200  Halliburton Company ..........      96,600
    700  Headwaters, Inc.* ............      10,283
    400  Helmerich & Payne, Inc. ......      11,680
    900  Key Energy Services, Inc.* ...       9,648
    300  Kirby Corporation* ...........       8,460
  1,100  McDermott International, Inc.        6,963
    500  Newpark Resources, Inc.* .....       2,740
    500  NL Industries, Inc. ..........       8,500
  1,200  Noble Corporation* ...........      41,160
    400  Noble Energy, Inc. ...........      15,120
  3,500  Occidental Petroleum
           Corporation ................     117,425
    500  Offshore Logistics, Inc.* ....      10,875
    500  Peabody Energy Corporation ...      16,795
    300  Penn Virginia Corporation ....      12,900
    400  Plains All America
           Pipeline, L.P. .............      12,592
    585  Plains Exploration &
           Production Company* ........       6,324
    100  Plains Resources, Inc.* ......       1,415
    400  Prima Energy Corporation* ....       8,352
  2,229  Reliant Resources, Inc.* .....      13,664
    700  Rowan Companies, Inc.* .......      15,680
    119  Royale Energy, Inc.* .........         917

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         ENERGY - RAW MATERIALS (CONTINUED)
  5,400  Schlumberger, Ltd. ...........$    256,878
  1,100  Smith International, Inc.* ...      40,414
    400  Spinnaker Exploration
           Company* ...................      10,480
    400  Swift Energy Company* ........       4,400
    500  Tidewater, Inc. ..............      14,685
    500  Tom Brown, Inc.* .............      13,895
    600  Trico Marine Services, Inc.* .       2,352
    400  Unit Corporation* ............       8,364
  1,000  USEC, Inc. ...................       7,020
  1,000  Valero Energy Corporation ....      36,330
  1,100  Weatherford
           International, Ltd.* .......      46,090
    400  Western Gas Resources, Inc. ..      15,840
                                       ------------
                                          1,762,122
                                       ------------

         FOOD & AGRICULTURE - 3.7%
    900  7-Eleven, Inc.* ..............       9,495
    500  AFC Enterprises, Inc.* .......       8,120
    200  American Italian Pasta Company,
           Class A* ...................       8,330
    600  Andersons, Inc. ..............       7,350
  5,661  Archer-Daniels-Midland
           Company ....................      72,857
    115  Benihana, Inc., Class A* .....       1,518
    400  Bob Evans Farms, Inc. ........      11,052
  3,600  Campbell Soup Company ........      88,200
    100  Coca-Cola Bottling Company
           Consolidated ...............       5,460
 23,470  Coca-Cola Company ............   1,089,243
  4,020  Coca-Cola Enterprises, Inc. ..      72,963
  5,173  ConAgra Foods, Inc. ..........     122,083
    100  Consolidated-Tomoka Land
           Company ....................       2,512
    400  Corn Products
           International, Inc. ........      12,012
  1,284  Dean Foods Company* ..........      40,446
  2,005  Del Monte Foods Company* .....      17,724
    400  Delta & Pine Land Company ....       8,792
    300  Dreyer's Grand Ice Cream
           Holdings, Inc. .............      23,556
    100  Embrex, Inc.* ................       1,020
    100  Farmer Brothers Company ......      33,929
    700  Fleming Companies, Inc. ......          82
    495  Flowers Foods, Inc. ..........       9,781

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         FOOD & AGRICULTURE (CONTINUED)
    100  Fresh America Corporation*# ..$          0
    400  Fresh Brands, Inc. ...........       5,618
    500  Fresh Del Monte Produce, Inc.       12,845
    200  Gehl Company .................       2,040
  3,400  General Mills, Inc. ..........     161,194
    100  Griffin Land &
           Nurseries, Inc.* ...........       1,381
    600  Hain Celestial Group, Inc.* ..       9,594
  3,200  Heinz (H.J.) Company .........     105,536
  1,200  Hershey Foods Corporation ....      83,592
  1,000  Hormel Foods Corporation .....      23,700
    800  IMC Global, Inc. .............       5,368
    200  International Multifoods
           Corporation ................       4,582
    300  Interstate Bakeries
           Corporation ................       3,810
    618  J. M. Smucker Company ........      24,652
  3,800  Kellogg Company ..............     130,606
  3,000  Kraft Foods, Inc., Class A ...      97,650
    100  Lance, Inc. ..................         913
    100  LESCO, Inc. ..................         891
    400  Marsh Supermarkets,
           Inc., Class B ..............       4,840
  1,300  McCormick & Company, Inc. ....      35,360
    200  Mississippi Chemical
           Corporation ................          12
  2,540  Monsanto Company .............      54,966
    100  Neogen Corporation* ..........       1,699
  2,720  Pepsi Bottling Group, Inc. ...      54,454
  1,000  PepsiAmericas, Inc. ..........      12,560
 16,340  PepsiCo, Inc. ................     727,130
    150  Pilgrim's Pride Corporation,
           Class A ....................       1,077
    600  Pilgrim's Pride Corporation,
           Class B* ...................       5,802
    300  Ralcorp Holdings, Inc.* ......       7,488
    500  Sanderson Farms, Inc. ........      14,050
  7,020  Sara Lee Corporation .........     132,046
    200  Scotts Company, Class A* .....       9,900
    100  Seaboard Corporation .........      20,700
    100  Seneca Foods Corporation,
           Class A* ...................       1,752
    400  Sensient Technologies
           Corporation ................       9,196
    800  Smithfield Foods, Inc.* ......      18,336

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         FOOD & AGRICULTURE (CONTINUED)
    100  Standard Commercial
           Corporation ................$      1,700
  1,200  SUPERVALU, Inc. ..............      25,584
  6,200  Sysco Corporation ............     186,248
    400  Tasty Baking Company .........       4,200
    339  Tootsie Roll Industries, Inc.       10,336
  3,305  Tyson Foods, Inc., Class A ...      35,099
    200  United Natural Foods, Inc.* ..       5,628
    400  Village Super Market, Inc.,
           Class A* ...................      10,194
    450  Wild Oats Markets, Inc.* .....       4,905
  2,300  Wrigley (Wm.) Jr. Company ....     129,329
  2,700  Yum! Brands, Inc.* ...........      79,812
                                       ------------
                                          3,924,900
                                       ------------

         GOLD - 0.2%
    700  Comstock Resources, Inc.* ....       9,576
  1,700  Glamis Gold, Ltd.* ...........      19,499
  1,300  Meridian Gold, Inc.* .........      14,937
  3,800  Newmont Mining Corporation ...     123,348
                                       ------------
                                            167,360
                                       ------------

         INSURANCE - 4.2%
    600  21st Century Insurance Group .       8,580
  1,300  Aetna, Inc.* .................      78,260
  4,700  AFLAC, Inc. ..................     144,525
    900  Alfa Corporation .............      11,439
    100  Alleghany Corporation ........      19,100
    700  Allmerica Financial
           Corporation* ...............      12,593
  6,700  Allstate Corporation .........     238,855
  1,100  Ambac Financial Group, Inc. ..      72,875
    500  American Financial
           Group, Inc. ................      11,400
 24,775  American International
           Group, Inc. ................   1,367,084
    200  American National Insurance
           Company ....................      17,279
    600  AmerUs Group Company .........      16,914
  3,100  Aon Corporation ..............      74,648
    300  Arch Capital Group, Ltd.* ....      10,419
    600  Argonaut Group, Inc.* ........       7,398
    500  Berkley (W.R.) Corporation ...      26,350

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         INSURANCE (CONTINUED)
  1,700  Chubb Corporation ............$    102,000
  1,400  CIGNA Corporation ............      65,716
  1,400  Cincinnati Financial
           Corporation ................      51,926
  2,400  CNA Financial Corporation* ...      59,040
    100  CNA Surety Corporation .......         985
    300  Commerce Group, Inc. .........      10,860
  3,100  Conseco, Inc. ................          93
    700  Crawford & Company, Class B ..       3,437
    210  Delphi Financial Group, Inc.,
           Class A* ...................       9,828
    500  Erie Indemnity Company,
           Class A ....................      20,625
    400  FBL Financial Group, Inc.,
           Class A ....................       8,060
  1,017  Fidelity National
           Financial, Inc. ............      31,283
    100  Financial Industries
           Corporation ................       1,474
    567  First American Financial
           Corporation ................      14,940
    200  First United Corporation .....       4,254
    100  FPIC Insurance Group, Inc.* ..       1,387
    800  Fremont General Corporation ..      10,960
    700  Gallagher (Arthur J.)
           & Company ..................      19,040
    100  Great American Financial
           Resources, Inc. ............       1,311
    300  Harleysville Group, Inc. .....       6,906
  2,800  Hartford Financial Services
           Group, Inc. ................     141,008
    600  HCC Insurance Holdings, Inc. .      17,742
    400  Hilb, Rogal &
           Hamilton Company ...........      13,616
    500  Horace Mann Educators
           Corporation ................       8,065
    100  Insurance Management
           Solutions Group, Inc.* .....         325
  1,300  Jefferson-Pilot Corporation ..      53,898
    200  Kansas City Life Insurance
           Company ....................       8,568
    200  Liberty Corporation ..........       8,500
  1,700  Lincoln National Corporation .      60,571
  1,900  Loews Corporation ............      89,851
    100  Markel Corporation* ..........      25,600
  5,170  Marsh & McLennan
           Companies, Inc. ............     264,032

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         INSURANCE (CONTINUED)
  1,400  MBIA, Inc. ...................$     68,250
    200  Merchants Group, Inc. ........       4,090
    500  Mercury General Corporation ..      22,825
  7,046  MetLife, Inc. ................     199,543
  1,100  MGIC Investment Corporation ..      51,304
    400  MONY Group, Inc.* ............      10,780
    300  Nationwide Financial Services,
           Inc., Class A ..............       9,750
    100  Navigators Group, Inc.* ......       2,982
    100  NYMAGIC, Inc. ................       2,026
    500  Odyssey Re Holdings
           Corporation ................      10,550
    700  Ohio Casualty Corporation ....       9,226
  1,100  Old Republic International
           Corporation ................      37,697
    300  Penn-America Group, Inc. .....       3,375
    300  Philadelphia Consolidated
           Holding Corporation* .......      12,120
    600  Phoenix Companies, Inc. ......       5,418
    100  PMA Capital Corporation,
           Class A ....................       1,257
  3,200  Principal Financial
           Group, Inc. ................     103,200
    115  Proassurance Corporation* ....       3,104
  2,000  Progressive Corporation ......     146,200
    500  Protective Life Corporation ..      13,375
  1,120  Radian Group, Inc. ...........      41,048
    400  Reinsurance Group of
           America, Inc. ..............      12,840
  1,200  Reliance Group Holdings, Inc.            4
    600  RLI Corporation ..............      19,740
  1,200  SAFECO Corporation ...........      42,336
    300  SCPIE Holdings, Inc. .........       2,304
    200  Selective Insurance
           Group, Inc. ................       5,010
    300  SNTL Corporation* ............          53
  2,300  St. Paul Companies, Inc. .....      83,973
    200  StanCorp Financial
           Group, Inc. ................      10,444
    800  The PMI Group, Inc. ..........      21,472
  1,000  Torchmark Corporation ........      37,250
    450  Transatlantic Holdings, Inc. .      31,118
  9,377  Travelers Property Casualty
           Corporation, Class B* ......     147,875
    100  Triad Guaranty, Inc.* ........       3,795
    400  UICI* ........................       6,028

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         INSURANCE (CONTINUED)
    100  United Fire & Casualty
           Company ....................$      3,249
    500  Unitrin, Inc. ................      13,560
  2,757  UnumProvident Corporation ....      36,971
    400  Zenith National Insurance
           Corporation ................      11,400
                                       ------------
                                          4,481,162
                                       ------------

         INTERNATIONAL OIL - 3.4%
    200  ATP Oil & Gas Corporation* ...       1,260
 10,196  ChevronTexaco Corporation ....     736,151
  6,358  ConocoPhillips ...............     348,419
  1,100  Diamond Offshore
           Drilling, Inc. .............      23,089
 63,740  Exxon Mobil Corporation ......   2,288,903
  2,197  GlobalSantaFe Corporation ....      51,278
  1,400  Nabors Industries, Ltd.* .....      55,370
    100  Oil States
           International, Inc.* .......       1,210
  1,300  Pioneer Natural Resources
           Company* ...................      33,930
    500  Pogo Producing Company .......      21,375
  1,300  Pride International, Inc.* ...      24,466
  2,670  Unocal Corporation ...........      76,602
                                       ------------
                                          3,662,053
                                       ------------

         LIQUOR - 0.5%
  8,100  Anheuser-Busch
           Companies, Inc. ............     413,505
    100  Boston Beer Company, Inc.,
           Class A* ...................       1,440
    600  Brown-Forman Corporation,
           Class B ....................      47,172
    700  Constellation Brands, Inc.,
           Class A* ...................      21,980
    400  Coors (Adolph) Company,
           Class B ....................      19,592
    200  Genesee Corporation, Class B .         987
    300  Robert Mondavi Corporation,
           Class A* ...................       7,593
                                       ------------
                                            512,269
                                       ------------

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         MEDIA - 4.1%
  1,000  Adolor Corporation* ..........$     12,270
    100  Advanced Marketing
           Services, Inc. .............       1,300
    700  AMC Entertainment, Inc. ......       8,008
  1,600  American Tower Corporation,
           Class A ....................      14,160
 41,874  AOL Time Warner, Inc.* .......     673,753
    100  ARTISTdirect, Inc.* ..........          45
    300  At Comm Corporation*+# .......           0
  1,000  Belo Corporation, Class A ....      22,360
  2,000  Cablevision Systems New York
           Group, Class A* ............      41,520
  2,500  Charter Communications, Inc.,
           Class A* ...................       9,925
  5,887  Clear Channel
           Communications, Inc.* ......     249,550
    837  CNET Networks, Inc.* .........       5,215
 21,922  Comcast Corporation, Class A*      661,606
    300  Consolidated Graphics, Inc.* .       6,864
  5,838  Cox Communications, Inc.,
           Class A* ...................     186,232
    200  Crown Media Holdings, Inc.,
           Class A* ...................         826
  1,100  Cumulus Media, Inc., Class A*       20,823
    700  Dow Jones & Company, Inc. ....      30,121
  2,300  EchoStar Communications
           Corporation, Class A* ......      79,626
    700  Emmis Communications
           Corporation, Class A* ......      16,065
    400  Entercom Communications
           Corporation* ...............      19,604
    600  Entravision Communications
           Corporation, Class A* ......       6,810
    100  Fisher Communications, Inc.* .       4,891
  3,500  Fox Entertainment Group, Inc.,
           Class A* ...................     100,730
  2,500  Gannett Company, Inc. ........     192,025
  1,100  Gray Television, Inc.,
           Class B ....................      13,640
    750  Harte-Hanks, Inc. ............      14,250
    900  Hispanic Broadcasting
           Corporation* ...............      22,905
    900  Hollinger International, Inc.        9,693

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         MEDIA (CONTINUED)
     40  iBEAM Broadcasting
           Corporation*# ..............$          0
    200  Information Holdings, Inc.* ..       3,650
    500  Insight Communications
           Company, Inc.* .............       6,590
    200  j2 Global Communications,
           Inc.* ......................       9,196
    500  Journal Register Company* ....       9,045
    770  Knight-Ridder, Inc. ..........      53,076
    400  Lee Enterprises, Inc. ........      15,012
    200  Lin TV Corporation, Class A* .       4,710
    200  MaxWorldwide, Inc.* ..........         140
    400  McClatchy Company, Class A ...      23,048
  1,900  McGraw-Hill Companies, Inc. ..     117,800
    200  Media General, Inc., Class A .      11,440
    700  Mediacom Communications
           Corporation* ...............       6,909
    200  Medialink Worldwide, Inc.* ...         679
    600  Meredith Corporation .........      26,400
  1,900  Metro-Goldwyn-Mayer, Inc.* ...      23,598
  1,300  New York Times Company,
           Class A ....................      59,150
  1,300  PanAmSat Corporation* ........      23,959
    100  Pegasus Communications
           Corporation* ...............       2,958
    600  Playboy Enterprises,
           Inc., Class B* .............       8,160
  1,368  PRIMEDIA, Inc.* ..............       4,172
    200  Pulitzer, Inc. ...............       9,884
    200  Quipp, Inc. ..................       2,180
    900  R.R. Donnelley & Sons Company       23,526
    600  Radio One, Inc.* .............      10,716
    700  Reader's Digest Association, Inc.,
           Class A ....................       9,436
    300  Salem Communications
           Corporation, Class A* ......       6,003
    600  Scholastic Corporation* ......      17,868
    700  Scripps (E.W.) Company,
           Class A ....................      62,104
    400  SeaChange International,
           Inc.* ......................       3,816
    300  Sinclair Broadcast Group, Inc.,
           Class A* ...................       3,483
    200  Spanish Broadcasting System, Inc.,
           Class A* ...................       1,630

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         MEDIA (CONTINUED)
    100  Tag-It Pacific, Inc.* ........$        573
    400  TiVo, Inc.* ..................       4,940
  2,801  Tribune Company ..............     135,288
  2,000  Univision Communications, Inc.,
           Class A* ...................      60,800
    700  Valassis Communications,
           Inc.* ......................      18,004
    800  ValueVision International, Inc.,
           Class A* ...................      10,904
 16,674  Viacom, Inc., Class B* .......     727,987
 18,900  Walt Disney Company ..........     373,275
    100  Washington Post Company,
           Class B ....................      73,290
  1,000  Westwood One, Inc.* ..........      33,930
    400  Wiley (John) & Sons, Inc.,
           Class A ....................      10,480
  1,000  XM Satellite Radio Holdings, Inc.,
           Class A* ...................      11,050
    400  Young Broadcasting, Inc.,
           Class A* ...................       8,452
                                       ------------
                                          4,454,128
                                       ------------

         MISCELLANEOUS - 0.3%
    600  Acme Communications, Inc.* ...       4,560
    500  Acuity Brands, Inc. ..........       9,085
    100  Alaska Communications Systems
           Holdings, Inc.* ............         352
    400  Alliance Resource
           Partners, L.P. .............      10,900
    800  American Home Mortgage
           Holdings, Inc. .............      15,664
    200  American Mortgage Acceptance
           Company ....................       3,472
    500  AMN Healthcare
           Services, Inc.* ............       6,350
    200  Breakaway Solutions, Inc.* ...           1
  1,200  Bunge, Ltd. ..................      34,320
    798  CGI Group, Inc., Class A* ....       4,804
    400  Ciphergen Biosystems, Inc.* ..       4,100
    200  Cybercash, Inc., Escrow*# ....           0
    200  Ditech Communications
           Corporation* ...............         996
  1,100  Extreme Networks, Inc.* ......       5,830
    100  First M&F Corporation ........       3,272

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         MISCELLANEOUS (CONTINUED)
    300  First Place Financial
           Corporation ................$      5,196
    200  Galyan's Trading Company* ....       2,868
    600  Global Power Equipment
           Group, Inc.* ...............       2,790
     14  Havas Advertising, ADR .......          62
    300  Henley L.P., Escrow*+# .......           0
    484  Imagistics
           International, Inc.* .......      12,487
    200  Intelli-Check, Inc.* .........       1,420
    100  Internet America, Inc.* ......          44
    100  Interspeed, Inc.* ............           1
      4  InterWorld Corporation* ......           1
     55  INVESTools, Inc.* ............          11
     10  Ista Pharmaceuticals, Inc.* ..          55
    300  Kaneb Services LLC ...........       8,757
    100  Kindred Healthcare, Inc.* ....       1,784
    700  Lawson Software, Inc.* .......       5,439
    700  LogicVision, Inc.* ...........       2,093
     88  LTWC Corporation* ............           2
    300  Lynch Interactive
           Corporation* ...............       7,252
    600  Monolithic System
           Technology, Inc.* ..........       5,436
    200  Morgan Group Holding Company*           22
    200  MutualFirst Financial, Inc. ..       4,670
    200  Nassda Corporation* ..........       1,544
     42  NCO Portfolio
           Management, Inc.* ..........         247
    300  Network Access Solutions
           Corporation* ...............           4
    400  NIC Inc* .....................       1,168
    150  Odyssey Healthcare, Inc.* ....       5,550
  1,683  Openwave Systems, Inc.* ......       3,282
    600  PDF Solutions, Inc.* .........       6,930
    100  Peet's Coffee & Tea, Inc.* ...       1,746
    100  Playtex Products, Inc.* ......         642
    800  Polymer Group, Inc.,
           Escrow*+# ..................           0
     10  Polymer Group, Inc., Class B*           76
    600  Quovadx, Inc.* ...............       1,794
    400  Rollins, Inc. ................       7,540
     40  SeraCare Life Sciences, Inc.*          224
  2,200  Service Corporation
           International* .............       8,514
    200  SFBC International, Inc.* ....       3,620
  1,900  Silicon Image, Inc.* .........      10,602

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         MISCELLANEOUS (CONTINUED)
    400  Support.com, Inc.* ...........$      2,596
    100  Taser International, Inc.* ...       1,291
     82  Tumbleweed Communications
           Corporation* ...............         212
    200  U.S. Interactive, Inc.*# .....           0
    447  United Online, Inc.* .........      11,327
    500  United Surgical Partners
           International, Inc.* .......      11,295
    700  Valley Media, Inc.* ..........           1
    400  VCA Antech, Inc.* ............       7,828
    500  Waste Connections, Inc.* .....      17,525
  1,446  Weight Watchers
           International, Inc.* .......      65,779
                                       ------------
                                            335,433
                                       ------------

         MISCELLANEOUS FINANCE - 9.1%
    430  1st Source Corporation .......       7,981
    200  Affiliated Managers
           Group, Inc.* ...............      12,190
    500  Airlease, Ltd. ...............         750
    200  Alexandria Real Estate
           Equities, Inc. .............       9,000
    600  Alliance Capital Management
           Holding, L.P. ..............      21,900
    900  Allied Capital Corporation ...      20,790
    600  AMB Property Corporation .....      16,902
    500  AMCORE Financial, Inc. .......      11,640
    700  American Capital
           Strategies, Ltd. ...........      17,458
 12,400  American Express Company .....     518,444
    100  American Indemnity Financial
           Corporation, Escrow*# ......           0
    200  American Land Lease, Inc. ....       3,360
  2,200  AmeriCredit Corporation* .....      18,810
  3,400  Ameritrade Holding
           Corporation* ...............      25,194
    500  Amli Residential
           Properties Trust ...........      11,775
    700  Annaly Mortgage
           Management, Inc. ...........      13,937
  1,072  Apartment Investment &
           Management Company, Class A       37,091
  1,892  Archstone-Smith Trust ........      45,408
    400  Arden Realty, Inc. ...........      10,380

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         MISCELLANEOUS FINANCE (CONTINUED)
    300  ARM Financial Group, Inc.,
           Class A+# ..................$          0
    100  ASB Financial Corporation ....       1,699
    600  Avalonbay Communities, Inc. ..      25,584
    400  Bank of the Ozarks, Inc. .....      15,504
    700  BankUnited Financial
           Corporation, Class A* ......      14,105
    100  Banner Corporation ...........       2,049
    500  Bay View Capital Corporation .       2,890
    955  Bear Stearns Companies, Inc ..      69,161
    400  Bedford Property
           Investors, Inc. ............      11,360
    354  Berkshire Hathaway, Inc.,
           Class B* ...................     860,220
    100  BNP Residential
           Properties, Inc. ...........       1,080
    424  BOK Financial Corporation* ...      16,354
    500  Brandywine Realty Trust ......      12,310
    400  BRE Properties, Inc., Class A       13,280
    700  Brown & Brown, Inc. ..........      22,750
    600  Cadiz, Inc.* .................          87
     73  Camco Financial Corporation ..       1,138
    400  Camden Property Trust ........      13,980
  2,200  Capital One Financial
           Corporation ................     108,196
    400  CarrAmerica Realty
           Corporation ................      11,124
    900  Cash America
           International, Inc. ........      11,898
    500  Cathay Bancorp, Inc. .........      22,290
     11  CB Bancshares, Inc. ..........         683
    300  CBL & Associates
           Properties, Inc. ...........      12,900
    150  CCF Holding Company ..........       3,460
    200  CenterPoint Properties
           Corporation ................      12,250
    100  Charter Municipal Mortgage
           Acceptance Company .........       1,901
    300  Chateau Communities, Inc. ....       8,877
    400  Chelsea Property Group, Inc. .      16,124
    200  Chicago Mercantile Exchange ..      13,926
  2,046  CIT Group, Inc. ..............      50,434
 48,525  Citigroup, Inc. ..............   2,076,870
    300  Citizens First Financial
           Corporation ................       7,012
    200  Classic Bancshares, Inc. .....       6,147
    100  Coastal Bancorp, Inc. ........       2,842

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         MISCELLANEOUS FINANCE (CONTINUED)
    300  Colonial Properties Trust ....$     10,557
    500  Commercial Federal
           Corporation ................      10,600
    245  Commercial Net Lease Realty ..       4,224
    800  CompuCredit Corporation* .....       9,720
    100  Cornerstone Realty Income
           Trust, Inc. ................         731
    398  Corrections Corporation
           of America* ................      10,081
  1,200  Countrywide Financial
           Corporation ................      83,484
    450  Cousins Properties, Inc. .....      12,555
  1,000  Crescent Real Estate Equities
           Company ....................      16,610
    200  Cross Timbers Royalty Trust ..       4,724
    557  CVB Financial Corporation ....      10,873
    726  Developers Diversified Realty
           Corporation ................      20,647
    600  Doral Financial Corporation ..      26,790
    200  Downey Financial Corporation .       8,260
    200  DVI, Inc.* ...................         934
  3,737  E*TRADE Group, Inc.* .........      31,764
    300  E-LOAN, Inc.* ................       1,749
    600  Eaton Vance Corporation ......      18,960
    600  Edwards (A.G.), Inc. .........      20,520
    200  Essex Property Trust, Inc. ...      11,450
  9,400  Fannie Mae ...................     633,936
    300  Federal Realty
           Investment Trust ...........       9,600
  1,250  Federated Investors,
           Inc., Class B ..............      34,275
    200  FFD Financial Corporation ....       2,782
    200  Fidelity Bankshares, Inc. ....       4,460
    400  Financial Federal
           Corporation* ...............       9,760
    264  First Federal
           Bankshares, Inc. ...........       4,686
    300  First Financial Corporation ..      15,870
    300  First Industrial Realty
           Trust, Inc. ................       9,480
    750  Flagstar Bancorp, Inc. .......      18,338
    400  Flushing Financial
           Corporation ................       8,868
  2,400  Franklin Resources, Inc. .....      93,768
  6,400  Freddie Mac ..................     324,928
  2,460  Friedman, Billings, Ramsey
           Group, Inc. ................      32,964

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         MISCELLANEOUS FINANCE (CONTINUED)
    200  Gabelli Asset Management, Inc.,
           Class A* ...................$      7,220
    100  Gables Residential Trust .....       3,023
    508  Glacier Bancorp, Inc. ........      12,507
    100  Glenborough Realty
           Trust, Inc. ................       1,915
  4,470  Goldman Sachs Group, Inc. ....     374,363
    300  Golf Trust of America, Inc. ..         924
    400  GS Financial Corporation .....       7,460
    100  Guaranty Financial
           Corporation ................       1,427
    400  Health Care Property
           Investors, Inc. ............      16,940
    400  Health Care REIT, Inc. .......      12,200
    400  Healthcare Realty Trust, Inc.       11,660
    300  HF Financial Corporation .....       5,340
    500  Highwoods Properties, Inc. ...      11,150
    700  HRPT Properties Trust ........       6,440
    179  IBERIABANK Corporation .......       8,735
    500  Independence Community
           Bank Corporation ...........      14,110
    400  IndyMac Bancorp, Inc.* .......      10,168
    500  Innkeepers USA Trust .........       3,400
    200  Insignia Financial
           Group, Inc.* ...............       2,222
  1,500  Instinet Group, Inc.* ........       6,990
    483  International Bancshares
           Corporation ................      17,175
    388  Investment Technology
           Group, Inc.* ...............       7,217
    400  Investors Financial Services
           Corporation ................      11,604
    200  Investors Title Company ......       5,708
    200  Irwin Financial Corporation ..       5,180
    764  iStar Financial, Inc. ........      27,886
    300  ITLA Capital Corporation* ....      12,129
    100  Jacksonville Bancorp, Inc. ...       2,845
  2,200  Janus Capital Group, Inc.           36,080
    300  Jefferies Group, Inc. ........      14,937
  2,900  John Hancock Financial
           Services, Inc. .............      89,117
    400  Keystone Property Trust ......       7,404
    950  Kimco Realty Corporation .....      36,005
    700  Klamath First Bancorp, Inc. ..      11,613

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         MISCELLANEOUS FINANCE (CONTINUED)
  1,300  Knight Trading Group, Inc.* ..$      8,086
    500  Koger Equity, Inc. ...........       8,615
    300  LabOne, Inc. .................       6,468
    600  LaBranche & Company, Inc. ....      12,414
    200  Learning-Tree
           International, Inc.* .......       3,126
    700  Legg Mason, Inc. .............      45,465
  2,400  Lehman Brothers
           Holdings, Inc. .............     159,552
    300  LendingTree, Inc.* ...........       7,344
    400  Leucadia National Corporation       14,848
    200  Lexington Corporate
           Properties Trust ...........       3,540
    500  Liberty Property Trust .......      17,300
    200  LNR Property Corporation .....       7,480
    600  LTC Properties, Inc. .........       5,730
    400  Macerich Company .............      14,052
    500  Mack-Cali Realty Corporation .      18,190
    800  Mail-Well, Inc.* .............       2,016
     40  Major Automotive
           Companies, Inc.* ...........          35
    100  Malan Realty Investors, Inc. .         434
    300  Manufactured Home
           Communities, Inc. ..........      10,533
    100  Matrix Bancorp, Inc.* ........       1,024
 11,927  MBNA Corporation .............     248,559
    100  McGrath Rentcorp .............       2,674
  8,646  Merrill Lynch & Company, Inc.      403,595
    100  Mid-America Apartment
           Communities, Inc. ..........       2,701
    400  Midas, Inc. ..................       4,848
    300  Mills Corporation ............      10,065
  1,500  Moody's Corporation ..........      79,065
 10,200  Morgan Stanley ...............     436,050
    100  MSB Financial, Inc. ..........       1,489
    100  Mystic Financial, Inc. .......       2,200
    700  Nationwide Health
           Properties, Inc. ...........      11,151
    600  Neuberger Berman, Inc. .......      23,946
    300  New Century Financial
           Corporation ................      13,095
    500  NextCard, Inc.* ..............           3
    462  Northrim BanCorp, Inc. .......       8,376
    300  Novastar Financial, Inc. .....      17,925

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         MISCELLANEOUS FINANCE (CONTINUED)
    600  Nuveen Investments, Class A ..$     16,344
    100  Oregon Trail Financial
           Corporation ................       2,497
    400  Pacific Capital
           BanCorporation .............      14,020
  1,300  Pacific Northwest Bancorp ....      45,188
    221  Pan Pacific Retail
           Properties, Inc. ...........       8,696
    400  Parkway Properties, Inc. .....      16,820
    200  Penford Corporation ..........       2,234
    300  Peoples Holding Company ......      13,275
    200  Philips International Realty
           Corporation ................         350
    256  PHSB Financial Corporation ...       4,664
    200  PMC Commercial Trust, SBI ....       2,680
    600  Point West Capital
           Corporation*# ..............           0
    400  Prentiss Properties Trust ....      11,996
    100  Prime Group Realty Trust .....         580
  2,500  Providian Financial
           Corporation* ...............      23,150
  5,200  Prudential Financial, Inc. ...     174,980
    686  Public Storage, Inc. .........      23,317
    279  PVF Capital Corporation ......       3,895
    100  R&G Financial Corporation,
           Class B ....................       2,970
    200  RAIT Investment Trust ........       5,300
    400  Raymond James Financial, Inc.       13,220
    300  Realty Income Corporation ....      11,424
    400  Reckson Associates Realty
           Corporation ................       8,344
    300  Redwood Trust, Inc.* .........      11,973
    400  Regency Centers Corporation ..      13,992
    300  RFS Hotel Investors, Inc. ....       3,696
    600  Roslyn Bancorp, Inc. .........      12,894
    495  Santander BanCorp ............       8,098
    200  Saxon Capital, Inc.* .........       3,476
 12,564  Schwab (Charles) Corporation .     126,771
    900  SEI Investments Company ......      28,800
     70  Senior Housing
           Properties Trust ...........         949
    300  Siebert Financial Corporation        1,455
    300  SL Green Realty Corporation ..      10,467
  4,500  SLM Corporation ..............     176,265
    100  Southern Banc Company, Inc. ..       1,520
  2,300  Sovereign Bancorp, Inc. ......      35,995

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         MISCELLANEOUS FINANCE (CONTINUED)
    110  Stan Lee Media, Inc.* ........$          1
    800  Staten Island Bancorp, Inc. ..      15,584
    400  Stewart Information Services
           Corporation ................      11,140
    200  Student Loan Corporation .....      25,200
    399  SWS Group, Inc. ..............       8,040
  1,400  T. Rowe Price Group, Inc. ....      52,850
    100  Tanger Factory Outlet
           Centers, Inc. ..............       3,308
    363  Tarragon Realty
           Investors, Inc. ............       5,293
    500  Taubman Centers, Inc. ........       9,580
    100  Teche Holding Company ........       3,251
    236  Transcontinental Realty
           Investors, Inc. ............       3,469
    100  UniCapital Corporation*# .....           0
  1,000  United Dominion Realty
           Trust, Inc. ................      17,220
    400  Universal Health Realty
           Income Trust ...............      10,800
    100  Value Line, Inc. .............       4,911
  1,200  Ventas, Inc. .................      18,180
    650  Waddell & Reed Financial, Inc.,
           Class A ....................      16,686
    482  Washington Federal, Inc. .....      11,149
  8,890  Washington Mutual, Inc. ......     367,157
    400  Washington Real Estate
           Investment Trust ...........      10,880
    100  Waypoint Financial
           Corporation ................       1,804
    200  Webvan Group, Inc.*# .........           0
    450  Weingarten Realty Investors ..      18,855
    100  Wesco Financial Corporation ..      31,200
    400  Westcorp .....................      11,200
     99  Westwood Holdings Group, Inc.        1,883
    400  WFS Financial, Inc.* .........      13,404
    100  White Mountains Insurance
           Group, Inc. ................      39,500
    100  Winfield Capital Corporation*           40
    300  World Acceptance Corporation*        4,884
                                       ------------
                                          9,747,295
                                       ------------

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         MOTOR VEHICLES - 1.1%
    500  A.S.V., Inc.* ................$      7,240
    100  Aftermarket Technology
           Corporation* ...............       1,051
    600  American Axle & Manufacturing
           Holdings, Inc.* ............      14,340
    550  ArvinMeritor, Inc. ...........      11,099
    170  BorgWarner, Inc. .............      10,948
    100  Cascade Corporation* .........       1,740
    900  Coachmen Industries, Inc. ....      10,755
    400  CSK Auto Corporation* ........       5,780
    500  Cummins Engine Company, Inc. .      17,945
  1,200  Dana Corporation .............      13,872
  5,076  Delphi Corporation ...........      43,806
    400  Donaldson Company, Inc. ......      17,780
    700  Eaton Corporation ............      55,027
    500  Fleetwood Enterprises, Inc. ..       3,700
 17,935  Ford Motor Company ...........     197,106
  5,170  General Motors Corporation ...     186,120
 10,200  General Motors Corporation,
           Class H ....................     130,662
    580  Gentex Corporation* ..........      17,754
  1,500  Genuine Parts Company ........      48,015
  2,800  Harley-Davidson, Inc. ........     111,608
    200  Keystone Automotive
           Industries, Inc.* ..........       3,652
    700  Lear Corporation* ............      32,214
    100  Lithia Motors, Inc., Class A*        1,617
    200  Modine Manufacturing Company .       3,874
    200  Monaco Coach Corporation* ....       3,066
    500  Navistar International
           Corporation* ...............      16,315
    200  Noble International, Ltd.* ...       1,710
    300  O'Reilly Automotive, Inc.* ...      10,017
    300  Oshkosh Truck Corporation ....      17,796
    200  Polaris Industries, Inc. .....      12,280
  2,600  Return Assured, Inc.*# .......           0
    600  Rush Enterprises, Inc.,
           Class A* ...................       2,730
    600  Rush Enterprises, Inc.,
           Class B* ...................       2,890
    500  Smith (A.O.) Corporation .....      14,075
    400  Sonic Automotive, Inc.* ......       8,764
    934  SPX Corporation* .............      41,152
    300  Stoneridge, Inc.* ............       4,095

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         MOTOR VEHICLES (CONTINUED)
    300  Superior Industries
           International, Inc. ........$     12,510
    500  Thor Industries, Inc. ........      20,410
  1,200  Visteon Corporation ..........       8,244
    400  Winnebago Industries, Inc. ...      15,160
                                       ------------
                                          1,138,919
                                       ------------

         NON-DURABLES & ENTERTAINMENT - 1.5%
    300  Action Performance
           Companies, Inc. ............       5,700
    900  Activision, Inc.* ............      11,628
    500  Alliance Gaming Corporation* .       9,455
    700  American Greetings Corporation,
           Class A* ...................      13,748
    500  Applebee's
           International, Inc. ........      15,715
    300  Ark Restaurants Corporation* .       2,310
    220  Bowl America, Inc., Class A ..       2,585
    900  Brinker International, Inc.* .      32,418
    100  Buca, Inc.* ..................         564
    100  Canterbury Park Holding
           Corporation* ...............       1,137
    300  CBRL Group, Inc. .............      11,658
    200  CEC Entertainment, Inc.* .....       7,386
    400  Cedar Fair, L.P. .............      11,200
    500  Centillium
           Communications, Inc.* ......       4,955
    200  Championship Auto Racing
           Teams, Inc.* ...............         500
    500  Cheesecake Factory, Inc.* ....      17,945
    300  Churchill Downs, Inc. ........      11,493
    600  CKE Restaurants, Inc. ........       3,354
    200  Cooker Restaurant Corporation            1
  1,600  Darden Restaurants, Inc. .....      30,368
    600  Dave & Buster's, Inc.* .......       6,540
    100  Diedrich Coffee, Inc.* .......         315
    100  Dixon Ticonderoga Company* ...         297
    200  drkoop.com, Inc.* ............           1
  1,300  Electronic Arts, Inc.* .......      96,187
  1,133  Energizer Holdings, Inc.* ....      35,576
    100  eUniverse, Inc.*+# ...........           0
    500  Factory 2-U Stores, Inc.* ....       2,490
  1,400  Fortune Brands, Inc. .........      73,080

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         NON-DURABLES & ENTERTAINMENT (CONTINUED)
    575  Fossil, Inc.* ................$     13,547
    500  Frisch's Restaurants, Inc. ...       9,000
    600  GTECH Holdings Corporation* ..      22,590
  1,550  Hasbro, Inc. .................      27,109
    300  Huffy Corporation ............       2,100
    200  IGN Entertainment, Inc.* .....       2,320
  4,826  InterActiveCorp* .............     190,965
    800  International Game
           Technology* ................      81,864
    512  International Speedway
           Corporation, Class A .......      20,229
    500  Jack in the Box, Inc.* .......      11,150
    800  JAKKS Pacific, Inc.* .........      10,632
    300  Kreisler Manufacturing
           Corporation* ...............       1,503
    500  Krispy Kreme Doughnuts, Inc.*       20,590
    300  Lancaster Colony Corporation .      11,598
    100  Landry's Restaurants, Inc. ...       2,360
    400  Lone Star Steakhouse &
           Saloon, Inc. ...............       8,708
    600  Luby's, Inc. .................       1,350
    200  Marcus Corporation ...........       2,990
  1,000  Marvel Enterprises, Inc.* ....      19,100
  3,880  Mattel, Inc. .................      73,410
 12,200  McDonald's Corporation .......     269,132
    300  Movado Group, Inc. ...........       6,525
    100  National Beverage
           Corporation* ...............       1,390
  2,336  Newell Rubbermaid, Inc. ......      65,408
    300  O'Charley's, Inc.* ...........       6,459
    800  Outback Steakhouse, Inc. .....      31,200
    300  P.F. Chang's China
           Bistro, Inc.* ..............      14,763
    400  Panera Bread Company,
           Class A* ...................      16,000
    300  Papa John's
           International, Inc.* .......       8,415
    500  Peco II, Inc.* ...............         314
    400  Penn National Gaming, Inc.* ..       8,220
    200  Red Robin Gourmet Burgers* ...       3,792
    600  Regis Corporation ............      17,430
    100  Riviana Foods, Inc. ..........       2,691
    700  Ruby Tuesday, Inc. ...........      17,311
    200  Russ Berrie and Company, Inc.        7,302
    100  SCP Pool Corporation* ........       3,440
    500  Sonic Corporation* ...........      12,715

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         NON-DURABLES & ENTERTAINMENT (CONTINUED)
    700  Sotheby's Holdings,
           Inc., Class A ..............$      5,208
    100  Star Buffet, Inc.* ...........         235
  3,900  Starbucks Corporation* .......      95,628
    900  Stewart Enterprises,
           Inc., Class A ..............       3,870
    600  Take-Two Interactive
           Software, Inc.* ............      17,004
    800  Tupperware Corporation .......      11,488
    100  WD-40 Company ................       2,855
  1,000  Wendy's International, Inc. ..      28,970
    200  WMS Industries, Inc.* ........       3,118
    100  World Wrestling Federation
           Entertainment, Inc.* .......       1,029
                                       ------------
                                          1,603,633
                                       ------------

         NON-FERROUS METALS - 0.3%
  7,848  Alcoa, Inc. ..................     200,124
    700  Commercial Metals Company ....      12,453
    300  Commonwealth Industries, Inc.        1,416
  1,000  Engelhard Corporation ........      24,770
  1,200  Freeport-McMoRan Copper &
           Gold, Inc., Class B ........      29,400
    200  Minerals Technologies, Inc. ..       9,732
    500  Mueller Industries, Inc.* ....      13,555
    820  Phelps Dodge Corporation .....      31,439
    450  Reliance Steel & Aluminum
           Company ....................       9,315
    500  Southern Peru Copper
           Corporation ................       7,650
    300  Stillwater Mining Company* ...       1,542
    100  United Park City
           Mines Company* .............       2,015
    300  Wolverine Tube, Inc.* ........       1,716
                                       ------------
                                            345,127
                                       ------------

         OPTICAL & PHOTO - 0.2%
    288  Advanced Medical
           Optics, Inc.* ..............       4,910
    600  Applied Films Corporation* ...      15,528
    600  AT&T Latin America Corporation,
           Class A* ...................          78
  8,919  Corning, Inc.* ...............      65,912
    200  CPI Corporation ..............       3,530
    100  Digimarc Corporation* ........       1,570

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         OPTICAL & PHOTO (CONTINUED)
  2,900  Eastman Kodak Company ........$     79,315
    900  Oakley, Inc.* ................      10,593
    525  Photronics, Inc.* ............       9,161
    200  Zygo Corporation* ............       1,600
                                       ------------
                                            192,197
                                       ------------

         PAPER & FOREST PRODUCTS - 0.8%
    500  Boise Cascade Corporation ....      11,950
    400  Bowater, Inc. ................      14,980
    600  Caraustar Industries, Inc. ...       4,806
    300  Chesapeake Corporation .......       6,555
    200  CSS Industries, Inc.* ........       7,710
    100  Deltic Timber Corporation ....       2,845
    500  FiberMark, Inc.* .............       2,340
  2,217  Georgia-Pacific Group ........      42,012
    100  Glatfelter ...................       1,475
  4,492  International Paper Company ..     160,499
     83  Kadant, Inc.* ................       1,556
  4,974  Kimberly-Clark Corporation ...     259,345
    800  Longview Fibre Company .......       6,560
  1,200  Louisiana-Pacific Corporation       13,008
    700  Lydall, Inc.* ................       7,490
  1,876  MeadWestvaco Corporation .....      46,337
    800  Packaging Corporation of
           America* ...................      14,744
    100  Pope & Talbot, Inc. ..........       1,105
    200  Potlatch Corporation .........       5,150
    450  Rayonier, Inc. ...............      14,850
    100  Rock-Tenn Company, Class A ...       1,695
  2,100  Smurfit-Stone Container
           Corporation* ...............      27,363
    600  Temple-Inland, Inc. ..........      25,746
    200  Universal Forest
           Products, Inc. .............       4,188
    500  Watson Wyatt & Company
           Holdings* ..................      11,590
    100  Wausau-Mosinee Paper
           Corporation ................       1,120
  2,100  Weyerhaeuser Company .........     113,400
                                       ------------
                                            810,419
                                       ------------

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         PRODUCER GOODS - 5.1%
  3,700  3M Company ...................$    477,226
    200  Actrade Financial
           Technologies, Ltd.* ........         105
    260  Actuant Corporation, Class A*       12,303
    400  Advanced Energy
           Industries, Inc.* ..........       5,700
    800  Aeroflex, Inc.* ..............       6,192
    600  AGCO Corporation* ............      10,248
    700  American Standard
           Companies, Inc.* ...........      51,751
    300  AMETEK, Inc. .................      10,995
    600  Applied Industrial
           Technologies, Inc. .........      12,660
    300  AptarGroup, Inc. .............      10,800
    700  Astec Industries, Inc.* ......       6,104
  1,100  Avery Dennison Corporation ...      55,220
  1,189  Axcelis Technologies, Inc.* ..       7,277
    200  AZZ, Inc. ....................       2,202
    500  Baldor Electric Company ......      10,300
    100  Barnes Group, Inc. ...........       2,176
    400  Blyth, Inc. ..................      10,880
    400  Briggs & Stratton Corporation       20,200
    200  Cantel Medical Corporation* ..       2,684
  3,300  Caterpillar, Inc. ............     183,678
    200  Chicago Rivet & Machine
           Company ....................       5,252
    100  Chromcraft Revington, Inc.* ..       1,244
    400  CLARCOR, Inc. ................      15,420
    500  Cognex Corporation* ..........      11,175
    500  Comfort Systems USA, Inc.* ...       1,315
    600  Concord Camera Corporation* ..       4,254
  1,100  Cooper Industries,
           Ltd., Class A ..............      45,430
    600  Crane Company ................      13,578
    100  CUNO, Inc.* ..................       3,612
    200  Curtiss-Wright Corporation ...      12,640
  1,359  Danaher Corporation ..........      92,480
  2,300  Deere & Company ..............     105,110
    150  DiamondCluster International,
           Inc., Class A* .............         556
  1,800  Dover Corporation ............      53,928
  1,000  DT Industries, Inc. ..........       2,310

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         PRODUCER GOODS (CONTINUED)
    450  Eastern Company ..............$      6,570
    110  Edelbrock Corporation ........       1,139
  4,100  Emerson Electric Company .....     209,510
    750  Encompass Services
           Corporation* ...............           1
    229  EnPro Industries, Inc.* ......       2,448
    600  Fastenal Company .............      20,364
    500  Federal Signal Corporation ...       8,785
    400  Fisher Scientific
           International, Inc.* .......      13,960
    500  Flowserve Corporation* .......       9,835
    200  FMC Corporation ..............       4,526
    200  Franklin Electric
           Company, Inc. ..............      11,130
 93,846  General Electric Company .....   2,691,503
    325  Graco, Inc. ..................      10,400
    700  Hanover Compressor Company* ..       7,910
    200  Hardinge, Inc. ...............       1,620
    300  Harsco Corporation ...........      10,815
    100  Hexcel Corporation* ..........         320
    500  HON INDUSTRIES, Inc. .........      15,250
  8,175  Honeywell International, Inc.      219,499
    500  Hubbell, Inc., Class B .......      16,550
    400  Hydril Company* ..............      10,900
    300  IDEX Corporation .............      10,872
  2,923  Illinois Tool Works, Inc. ....     192,480
  1,500  Ingersoll-Rand Company,
           Class A ....................      70,980
    200  Invivo Corporation ...........       3,484
    100  Ionics, Inc.* ................       2,237
    800  Jacuzzi Brands, Inc.* ........       4,232
    700  JLG Industries, Inc. .........       4,760
    900  Johnson Controls, Inc. .......      77,040
    400  Kaydon Corporation ...........       8,320
    300  Kennametal, Inc. .............      10,152
    200  Lancer Corporation* ..........       1,376
    200  Libbey, Inc. .................       4,540
    400  Lincoln Electric
           Holdings, Inc. .............       8,164
    300  Lone Star Technologies, Inc.*        6,354
    700  MagneTek, Inc.* ..............       1,778
    350  Manitowoc Company, Inc. ......       7,805
    200  Material Sciences
           Corporation* ...............       1,940
    200  Matthews International
           Corporation, Class A .......       4,952
    400  Merix Corporation* ...........       3,048

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         PRODUCER GOODS (CONTINUED)
  1,900  Micrel, Inc.* ................$     19,741
    500  Milacron, Inc. ...............       2,445
    500  Miller (Herman), Inc. ........      10,105
    500  Millipore Corporation ........      22,185
    100  Misonix, Inc.* ...............         331
    338  Mykrolis Corporation* ........       3,431
    400  Nordson Corporation ..........       9,540
    200  Norstan, Inc.* ...............         658
    400  Oceaneering
           International, Inc.* .......      10,220
  1,200  Pall Corporation* ............      27,000
    500  Park-Ohio Holdings
           Corporation* ...............       2,470
  1,029  Parker-Hannifin Corporation ..      43,208
    800  Penn Engineering &
           Manufacturing Corporation ..      10,920
    400  Pentair, Inc. ................      15,624
    349  Plug Power, Inc.* ............       1,630
    400  Precision Castparts
           Corporation ................      12,440
    400  Presstek, Inc.* ..............       2,492
  1,000  Proton Energy Systems, Inc.* .       2,140
    600  Regal-Beloit Corporation .....      11,460
    300  Roper Industries, Inc. .......      11,160
  1,400  Safeguard Scientifics, Inc.* .       3,780
    200  Sequa Corporation, Class A* ..       6,860
    400  Shaw Group, Inc.* ............       4,820
    446  Snap-on, Inc. ................      12,947
    400  Standex International
           Corporation ................       8,400
    300  Steelcase, Inc. ..............       3,528
    300  Tech/Ops Sevcon, Inc. ........       1,575
    200  Tecumseh Products Company,
           Class A ....................       7,662
    300  Teleflex, Inc. ...............      12,765
    100  Tenneco Automotive, Inc. .....         360
    600  Terex Corporation* ...........      11,712
  1,300  Textron, Inc. ................      50,726
    800  Timken Company ...............      14,008
    600  Trinity Industries, Inc. .....      11,106
    200  Triumph Group, Inc.* .........       5,634
    100  Twin Disc, Inc. ..............       1,415
    100  U.S.A. Floral
           Products, Inc.*# ...........           0
    900  Valhi, Inc. ..................       8,658
    600  Valmont Industries, Inc. .....      11,766

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         PRODUCER GOODS (CONTINUED)
    800  W.W. Grainger, Inc. ..........$     37,408
    200  Watsco, Inc. .................       3,312
    100  Watts Industries,
           Inc., Class A ..............       1,785
    200  Woodward Governor Company ....       8,600
    500  York International
           Corporation ................      11,700
    300  Zebra Technologies Corporation,
           Class A* ...................      22,557
                                       ------------
                                          5,446,838
                                       ------------

         RAILROAD & SHIPPING - 0.4%
    400  Alexander & Baldwin, Inc. ....      10,612
  3,600  Burlington Northern Santa Fe
           Corporation ................     102,384
  2,000  CSX Corporation ..............      60,180
    400  Florida East Coast
           Industries, Inc.,
           Class A ....................      10,220
    700  GATX Corporation .............      11,445
    325  Genesee & Wyoming, Inc.,
           Class A* ...................       6,685
    200  Greenbrier Companies, Inc. ...       2,170
    100  International Shipholding
           Corporation ................       1,080
    423  Kansas City Southern* ........       5,089
  3,500  Norfolk Southern Corporation .      67,200
    300  Overseas Shipholding
           Group, Inc. ................       6,603
    600  Transport Corporation of
           America, Inc.* .............       3,330
  2,500  Union Pacific Corporation ....     145,050
    400  Wabtec Corporation ...........       5,564
                                       ------------
                                            437,612
                                       ------------

         REAL PROPERTY - 0.7%
    100  Alexander's, Inc.* ...........       8,349
    900  Boston Properties, Inc. ......      39,420
    900  Burnham Pacific
           Properties, Inc. ...........         540
    900  Catellus Development
           Corporation* ...............      19,800
    200  Corporate Office
           Properties Trust ...........       3,386
  1,276  Duke-Weeks Realty Corporation       35,154
  4,145  Equity Office
           Properties Trust ...........     111,957
    600  Equity One, Inc. .............       9,840

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         REAL PROPERTY (CONTINUED)
  2,354  Equity Residential
           Properties Trust ...........$     61,086
    500  FelCor Lodging Trust, Inc. ...       3,925
    600  Forest City Enterprises, Inc.,
           Class A ....................      24,870
    500  General Growth
           Properties, Inc. ...........      31,220
    200  Great Lakes REIT .............       3,200
    900  Heritage Property
           Investment Trust ...........      24,372
    300  Home Properties of New
           York, Inc. .................      10,572
    400  Hospitality Properties Trust .      12,500
    300  Jones Lang LaSalle, Inc.* ....       4,740
    400  Kilroy Realty Corporation ....      11,000
    500  Mid-Atlantic Realty Trust ....      10,470
  1,200  New Plan Excel
           Realty Trust, Inc. .........      25,620
    400  Newhall Land & Farming
           Company ....................      12,100
  1,959  Plum Creek Timber
           Company, Inc. ..............      50,836
    700  Post Properties, Inc. ........      18,550
    200  Ramco-Gershenson
           Properties Trust ...........       4,660
    900  Rouse Company ................      34,290
    400  Saul Centers, Inc. ...........      10,240
    100  Shelbourne Properties
           I, Inc.* ...................       2,244
  1,800  Simon Property Group, Inc. ...      70,254
    500  St. Joe Company ..............      15,600
    446  Thornburg Mortgage, Inc. .....      11,016
    300  Trammell Crow Company* .......       3,183
  1,400  Trizec Properties, Inc. ......      15,918
  1,200  Vornado Realty Trust .........      52,320
    300  W.P. Carey & Company, LLC ....       8,982
    100  Wellsford Real
           Properties, Inc.* ..........       1,541
                                       ------------
                                            763,755
                                       ------------

         RETAIL - 6.5%
    300  1-800-FLOWERS.COM, Inc.* .....       2,472
    100  3Dshopping.com*# .............           0
    900  99 Cents Only Stores* ........      30,888
  1,000  Abercrombie & Fitch Company,
           Class A* ...................      28,410

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         RETAIL (CONTINUED)
    600  Advance Auto Parts, Inc.* ....$     36,540
  3,508  Albertson's, Inc. ............      67,354
    300  Alloy Online, Inc.* ..........       1,935
  3,800  Amazon.com, Inc.* ............     138,662
    600  American Eagle
           Outfitters, Inc.* ..........      10,872
    300  Ames Department
           Stores, Inc.*# .............           0
    500  AnnTaylor Stores Corporation*       14,475
    900  AutoZone, Inc.* ..............      68,373
    700  Barnes & Noble, Inc.* ........      16,135
  2,800  Bed Bath & Beyond, Inc.* .....     108,668
  3,300  Best Buy Company, Inc.* ......     144,936
  1,000  Big Lots, Inc.* ..............      15,040
    600  BJ's Wholesale Club, Inc.* ...       9,036
    400  Blair Corporation ............       8,880
    300  Blue Rhino Corporation* ......       3,597
  1,300  Borders Group, Inc.* .........      22,893
    100  Brookstone, Inc.* ............       2,025
    200  Brown Shoe Company, Inc. .....       5,960
    500  Burlington Coat Factory
           Warehouse Corporation ......       8,950
  1,290  CarMax, Inc.* ................      38,893
    700  Casey's General Stores, Inc. .       9,898
    500  Central Garden & Pet Company*       11,925
    500  Charlotte Russe
           Holding, Inc.* .............       5,160
    700  Chico's FAS, Inc.* ...........      14,735
    300  CHS Electronics, Inc.*# ......           0
  2,200  Circuit City Stores, Inc. ....      19,360
    800  Claire's Stores, Inc. ........      20,288
    200  Cole National Corporation* ...       2,504
  4,300  Costco Wholesale Corporation*      157,380
  3,640  CVS Corporation ..............     102,029
    100  Deb Shops, Inc. ..............       1,880
  1,500  Dillard's, Inc., Class A .....      20,205
  3,731  Dollar General Corporation ...      68,128
  1,050  Dollar Tree Stores, Inc.* ....      33,316
    700  Dress Barn, Inc.* ............       8,869
    100  Drugstore.com, Inc.* .........         584
    200  Egghead.com, Inc.* ...........           1
    400  Enesco Group, Inc. ...........       2,960
    700  eToys, Inc.*+# ...............           0
  1,700  Family Dollar Stores, Inc. ...      64,855

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         RETAIL (CONTINUED)
  2,100  Federated Department
           Stores, Inc.* ..............$     77,385
    100  Finlay Enterprises, Inc.* ....       1,655
    800  Foot Locker, Inc. ............      10,600
    200  Footstar, Inc.* ..............       2,600
  8,150  Gap, Inc. ....................     152,894
    400  Gardenburger, Inc.* ..........         160
    300  Genesco, Inc.* ...............       5,310
    900  Goody's Family Clothing, Inc.        7,785
    400  Great Atlantic & Pacific Tea
           Company, Inc. ..............       3,520
    500  Guitar Center, Inc.* .........      14,500
    600  Handleman Company ............       9,600
  1,300  Hollywood Entertainment
           Corporation* ...............      22,360
 22,050  Home Depot, Inc. .............     730,296
    500  Insight Enterprises, Inc.* ...       5,030
  2,667  J.C. Penney Company, Inc.
           (Holding Company) ..........      44,939
  5,200  Kmart Corporation*+ ..........           1
  3,100  Kohl's Corporation* ..........     159,278
  7,500  Kroger Company* ..............     125,100
  3,815  Limited Brands ...............      59,132
  1,100  Linens 'n Things, Inc.* ......      25,971
    170  Longs Drug Stores, Inc. ......       2,822
  7,328  Lowe's Companies, Inc. .......     314,738
  2,850  May Department Stores Company       63,441
    486  Men's Wearhouse, Inc.* .......      10,619
    600  Michaels Stores, Inc. ........      22,836
    100  Mothers Work, Inc.* ..........       2,677
    400  Neiman Marcus Group, Inc.,
           Class A* ...................      14,640
  1,100  Nordstrom, Inc. ..............      21,472
  2,600  Office Depot, Inc.* ..........      37,726
  1,100  OfficeMax, Inc.* .............       7,205
    300  Overstock.com, Inc.* .........       4,353
    600  Pacific Sunwear of
           California, Inc.* ..........      14,454
    600  Payless ShoeSource, Inc.* ....       7,500
    200  PC Connection, Inc.* .........       1,360
    300  Pep Boys-Manny, Moe & Jack ...       4,053
  1,000  PETsMART, Inc.* ..............      16,670
    700  Pier 1 Imports, Inc. .........      14,280

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         RETAIL (CONTINUED)
    300  PriceSmart, Inc.* ............$      3,981
    100  Provell, Inc., Class A*# .....           0
  1,700  RadioShack Corporation .......      44,727
  1,300  Rite Aid Corporation* ........       5,785
    700  Ross Stores, Inc. ............      29,918
  4,600  Safeway, Inc.* ...............      94,116
  1,000  Saks, Inc.* ..................       9,700
    400  School Specialty, Inc.* ......      11,384
  3,100  Sears, Roebuck & Company .....     104,284
    300  Sharper Image Corporation* ...       8,181
    200  Shoe Carnival, Inc.* .........       2,952
    400  Stage Stores, Inc.* ..........       9,400
    300  Stamps.com, Inc.* ............       1,440
  4,900  Staples, Inc.* ...............      89,915
    300  Summit America
           Television, Inc.* ..........         867
    700  Systemax, Inc.* ..............       2,380
    500  Talbots, Inc. ................      14,725
  8,700  Target Corporation ...........     329,208
  1,500  Tiffany & Company ............      49,020
  5,000  TJX Companies, Inc. ..........      94,200
  1,600  Toys "R" Us, Inc.* ...........      19,392
    400  Tuesday Morning Corporation* .      10,520
    400  UniFirst Corporation .........       8,760
    500  United Stationers, Inc.* .....      18,085
    100  Urban Outfitters, Inc.* ......       3,590
    700  Value America, Inc.*# ........           0
 41,870  Wal-Mart Stores, Inc. ........   2,247,163
  9,800  Walgreen Company .............     294,980
    300  Weis Markets, Inc. ...........       9,306
    400  West Marine, Inc.* ...........       7,004
    225  Wet Seal, Inc., Class A* .....       2,403
    350  Whitehall Jewellers, Inc.* ...       3,175
    600  Whole Foods Market, Inc.* ....      28,518
  1,000  Williams-Sonoma, Inc.* .......      29,200
  1,000  Winn-Dixie Stores, Inc. ......      12,310
    100  World Fuel Services
           Corporation ................       2,459
    500  Yankee Candle Company, Inc.* .      11,610
    300  Zale Corporation* ............      12,000
    100  Zany Brainy, Inc.*# ..........           0
                                       ------------
                                          6,974,691
                                       ------------

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         SCHOOLS - 0.2%
  1,525  Apollo Group, Inc., Class A* .$     94,184
    700  Career Education Corporation*       47,894
    700  Corinthian Colleges, Inc.* ...      33,999
    200  eCollege.com, Inc.* ..........       2,296
    200  Education Management
           Corporation* ...............      10,636
    100  EVCI Career Colleges, Inc.* ..         250
    400  ITT Educational
           Services, Inc.* ............      11,700
                                       ------------
                                            200,959
                                       ------------

         STEEL - 0.1%
  1,700  AK Steel Holding Corporation*        6,154
    950  Allegheny Technologies, Inc. .       6,270
    300  Ampco-Pittsburgh Corporation .       4,020
    400  Carpenter Technology
           Corporation ................       6,240
    200  Gibraltar Steel Corporation ..       4,096
    600  Intermet Corporation .........       2,022
    100  Northwest Pipe Company* ......       1,450
    700  Nucor Corporation ............      34,195
    500  Oregon Steel Mills, Inc. .....       1,450
    500  Ryerson Tull, Inc. ...........       4,390
    200  Steel Dynamics, Inc.* ........       2,740
    900  United States Steel
           Corporation ................      14,733
  1,000  Worthington Industries, Inc. .      13,400
                                       ------------
                                            101,160
                                       ------------

         TELECOMMUNICATIONS - 4.1%
    600  ADTRAN, Inc.* ................      30,612
    700  Advanced Fibre
           Communications, Inc.* ......      11,389
    300  AirGate PCS, Inc.* ...........         360
    700  Alamosa Holdings, Inc.* ......       1,071
  2,901  ALLTEL Corporation ...........     139,886
    400  Applied Innovation, Inc.* ....       1,384
  7,481  AT&T Corporation .............     144,009
 25,897  AT&T Wireless Services, Inc.*      212,614
  2,890  Avaya, Inc.* .................      18,669
 17,600  BellSouth Corporation ........     468,688
  1,100  Boston Communications
           Group, Inc.* ...............      18,843

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         TELECOMMUNICATIONS (CONTINUED)
  1,600  CenturyTel, Inc. .............$     55,760
    450  Choice One Communications,
           Inc.* ......................         144
  2,139  Cincinnati Bell, Inc.* .......      14,331
  3,300  Citizens Communications
           Company* ...................      42,537
    500  Commonwealth Telephone
           Enterprises, Inc.* .........      21,985
    200  Convergent Communications,
           Inc.*+# ....................           0
  1,800  Covad Communications
           Group, Inc.* ...............       1,818
  1,900  Crown Castle International
           Corporation* ...............      14,763
    139  D & E Communications, Inc. ...       1,592
    200  Davel Communications, Inc.* ..           2
  1,100  Dobson Communications
           Corporation, Class A* ......       5,995
    100  EMS Technologies, Inc.* ......       1,308
  1,100  Global TeleSystems
           Group, Inc.*+# .............           0
    100  Hungarian Telephone and
           Cable Corporation* .........         915
    500  ICG Communications, Inc.*+# ..           0
    400  Inet Technologies, Inc.* .....       3,988
    900  InterDigital Communications
           Corporation* ...............      21,033
    200  Leap Wireless
           International, Inc.* .......          10
  3,400  Level 3 Communications, Inc.*       22,576
 23,400  Liberty Media Corporation,
           Class A* ...................     270,504
     87  LightPath Technologies, Inc.*          262
 18,541  Motorola, Inc. ...............     174,842
    700  NEON Communications, Inc.*+# .           0
    200  Net2Phone, Inc.* .............         866
    400  Network Plus Corporation* ....           1
  9,400  Nextel Communications, Inc.,
           Class A* ...................     169,952
  1,200  Nextel Partners, Inc.,
           Class A* ...................       8,760
     22  NTL Europe, Inc.* ............           1
    700  NTL, Inc.* ...................      23,884
    300  NWH, Inc.* ...................       5,466

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         TELECOMMUNICATIONS (CONTINUED)
    100  OpticNet, Inc.*+# ............$          0
    700  Pacific Gateway
           Exchange, Inc.* ............           1
  7,800  QUALCOMM, Inc. ...............     278,850
 15,070  Qwest Communications
           International, Inc.* .......      72,035
    400  Raindance
           Communications, Inc.* ......         996
  1,500  Rhythms NetConnections, Inc.*            1
 31,491  SBC Communications, Inc. .....     804,595
  8,300  Sprint Corporation ...........     119,520
 10,200  Sprint Corporation
          (PCS Group)* ................      58,650
    195  Stratos Lightwave, Inc.* .....         969
    500  Sunrise Telecom, Inc.* .......         885
    570  Telephone & Data
           Systems, Inc. ..............      28,329
  3,700  Tellabs, Inc.* ...............      24,309
    600  Ulticom, Inc.* ...............       5,700
    600  United States Cellular
           Corporation* ...............      15,270
    400  Vari-L Company, Inc.* ........         232
 26,086  Verizon Communications, Inc. .   1,029,093
  5,171  Williams Communications
           Group, Inc.*+ ..............           1
    300  WilTel Communications, Inc.* .       4,422
    600  WinStar Communications, Inc.*            1
    900  World Access, Inc.*# .........           0
                                       ------------
                                          4,354,679
                                       ------------

         TIRES & RUBBER - 0.0%**
    200  American Biltrite, Inc. ......       1,420
    300  Bandag, Inc. .................      11,181
    300  Carlisle Companies, Inc. .....      12,648
  1,100  Cooper Tire & Rubber Company .      19,349
  1,300  Goodyear Tire & Rubber
           Company ....................       6,825
    300  SRI/Surgical Express, Inc.* ..       2,058
                                       ------------
                                             53,481
                                       ------------

         TOBACCO - 0.9%
 19,500  Altria Group, Inc. ...........     886,080
    732  R.J. Reynolds Tobacco
           Holdings, Inc. .............      27,238
    300  Schweitzer-Mauduit
           International, Inc. ........       7,242

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         TOBACCO (CONTINUED)
    200  Universal Corporation ........$      8,460
  1,700  UST, Inc. ....................      59,551
    635  Vector Group, Ltd. ...........      11,112
                                       ------------
                                            999,683
                                       ------------

         TRAVEL & RECREATION - 0.8%
    100  Ameristar Casinos, Inc.* .....       2,135
    400  Argosy Gaming Company* .......       8,364
    200  Aztar Corporation* ...........       3,222
    200  Bally Total Fitness Holding
           Corporation* ...............       1,806
    600  Boyd Gaming Corporation* .....      10,356
  1,000  Brunswick Corporation ........      25,020
    700  Callaway Golf Company ........       9,254
  5,700  Carnival Corporation .........     185,307
    200  Central Parking Corporation ..       2,472
    900  Choice Hotels
           International, Inc.* .......      24,579
    300  Coastcast Corporation ........         615
    500  Dollar Thrifty Automotive
           Group, Inc.* ...............       9,275
    560  Dover Downs Gaming &
           Entertainment, Inc. ........       5,180
    800  Dover Motorsports, Inc. ......       3,280
    500  Expedia, Inc.* ...............      38,340
  1,000  Extended Stay America, Inc.* .      13,490
    100  Gaylord Entertainment
           Company* ...................       1,957
  1,100  Harrah's Entertainment, Inc.*       44,264
  3,365  Hilton Hotels Corporation ....      43,038
  1,800  Host Marriott Corporation ....      16,470
    217  K2, Inc.* ....................       2,658
      2  Lodgian, Inc.* ...............           6
    500  Mandalay Resort Group* .......      15,925
  2,300  Marriott International, Inc.,
           Class A ....................      88,366
    800  MeriStar Hospitality
           Corporation ................       4,112
  1,500  MGM Mirage* ..................      51,270
    100  Multimedia Games, Inc.* ......       2,550
  2,400  Park Place Entertainment
           Corporation* ...............      21,816
    600  Pinnacle Entertainment, Inc.*        4,080
    400  Priceline.com, Inc.* .........       8,956

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         TRAVEL & RECREATION (CONTINUED)
    700  Prime Hospitality
           Corporation* ...............$      4,697
      6  Quokka Sports, Inc.*# ........           0
    700  Regal Entertainment Group,
           Class A ....................      16,506
    200  ResourtQuest
           International, Inc.* .......         882
  1,600  Royal Caribbean Cruises, Ltd.       37,056
  1,730  Sabre Holdings Corporation ...      42,645
    450  Shuffle Master, Inc.* ........      13,226
    700  Six Flags, Inc.* .............       4,746
    600  Speedway Motorsports, Inc. ...      16,080
  1,973  Starwood Hotels & Resorts
           Worldwide, Inc. ............      56,408
    700  Station Casinos, Inc.* .......      17,675
    400  Stellent, Inc.* ..............       2,160
    100  Vail Resorts, Inc.* ..........       1,347
                                       ------------
                                            861,591
                                       ------------

         TRUCKING & FREIGHT - 0.9%
    400  Boyd Bros. Transportation,
           Inc.* ......................       1,652
    700  C.H. Robinson Worldwide, Inc.       24,892
    700  CNF Transportation, Inc. .....      17,766
    400  Consolidated Freightways
           Corporation* ...............           2
    500  Covenant Transport, Inc.,
           Class A* ...................       8,500
  1,000  Expeditors International of
           Washington, Inc. ...........      34,640
    150  Forward Air Corporation* .....       3,806
    800  Heartland Express, Inc.* .....      17,800
    100  Interpool, Inc. ..............       1,642
    500  J.B. Hunt Transport
           Services, Inc.* ............      18,875
    450  Knight Transportation, Inc.* .      11,205
    200  Landstar System, Inc.* .......      12,570
    200  Marten Transport, Ltd.* ......       5,380
    150  Old Dominion Freight
           Line, Inc.* ................       3,243
    100  P.A.M. Transportation
           Services, Inc.* ............       2,420
  1,050  PACCAR, Inc. .................      70,791
    500  Ryder System, Inc. ...........      12,810
    400  Shurgard Storage Centers, Inc.,
           Class A ....................      13,232

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO                                 JUNE 30, 2003
     STATEMENT OF INVESTMENTS - (CONTINUED)                          (UNAUDITED)

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
         TRUCKING & FREIGHT (CONTINUED)
    720  Swift Transportation
           Company, Inc.* .............$     13,406
    100  U.S. Xpress Enterprises, Inc.,
           Class A* ...................       1,066
 10,700  United Parcel Service, Inc.,
           Class B ....................     681,590
    300  USF Corporation ..............       8,091
    200  Wabash National Corporation ..       2,806
    600  Werner Enterprises, Inc. .....      12,720
                                       ------------
                                            980,905
                                       ------------
         TOTAL COMMON STOCKS
           (Cost $117,511,536) ........ 107,128,423
                                       ------------
PREFERRED STOCK - 0.0%**

         MEDIA - 0.0%**
    190  InterActiveCorp Series A
           Convertible Preferred,
           Series A, 02/04/22 .........      10,925
                                       ------------

         REAL ESTATE - 0.0%**
     21  Commercial Net Lease
           Realty 9.000% Series A .....         578
                                       ------------
         TOTAL PREFERRED STOCK
           (Cost $5,364) ..............      11,503
                                       ------------
RIGHTS - 0.0%**
    200  Bank United Corporation,
           Contingent Payment Rights* .          16
  1,800  Seagate Tax Refund Rights*+# .           0
                                       ------------
         TOTAL RIGHTS
           (Cost $68) .................          16
                                       ------------

                                            Value
 Shares                                   (Note 1)
 ------                                   --------
WARRANTS - 0.0%**
    211  InterActiveCorp, Series A
           Warrants Expire 02/04/22* ..$      3,766
      3  Lodgian, Inc., Class A
           Warrants Expire 11/25/07*+#            0
      8  Lodgian, Inc., Class B
           Warrants Expire 11/25/09*+#            0
     12  Polymer Group, Inc., Class A
           Warrants Expire 03/04/10*+#            0
     13  Polymer Group, Inc., Class B
           Warrants Expire 03/04/10*+#            0
      6  Spectrasite, Inc.,
           Warrants Expire 02/10/10 ...         154
                                       ------------
         Total Warrants
           (Cost $21,496) .............       3,920
                                       ------------

TOTAL INVESTMENTS
   (Cost $117,538,464) ......... 99.9%  107,143,862
OTHER ASSETS AND LIABILITIES
   (Net) .......................  0.1%      151,197
                                ------ ------------
NET ASSETS .....................100.0% $107,295,059
                                ====== ============

 *   Non-income producing security.
 **  Amount represents less than 0.1% of net assets.
 #   Amount represents market value less than $1.00.
 +   Fair-valued Securities.
 ADR American Depository Receipt


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     STATEMENTS OF ASSETS AND LIABILITIES
                                                       JUNE 30, 2003 (UNAUDITED)

                                                  LARGE              LARGE              SMALL            SMALL         WILSHIRE
                                                 COMPANY            COMPANY            COMPANY          COMPANY          5000
                                                 GROWTH              VALUE             GROWTH            VALUE           INDEX
                                                PORTFOLIO          PORTFOLIO          PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                ---------          ---------          ---------        ---------      -----------
ASSETS:
Investments, at cost (Note 1)..............  $ 330,131,275        $58,905,892        $ 6,740,122      $17,421,934     $117,538,464
                                             =============        ===========        ===========      ===========     ============
Investments, at value (Note 1),
   See accompanying schedules..............  $ 383,493,991        $66,342,112        $ 8,008,637      $20,974,553     $107,143,862
Cash ......................................     10,317,221            553,456                 --           77,099          168,665
Dividends receivable ......................        383,460            112,409              2,760           22,341          138,296
Receivable for investment securities sold .      4,308,971            359,622             35,569               --          131,236
Receivable for Portfolio shares sold ......      1,461,666            113,788             11,307            3,881           51,802
Prepaid expenses and other assets .........          1,337              1,339              1,337            1,443               --
                                             -------------        -----------        -----------      -----------     ------------
   Total Assets ...........................    399,966,646         67,482,726          8,059,610       21,079,317      107,633,861
                                             -------------        -----------        -----------      -----------     ------------

LIABILITIES:
Payable for investment securities
   purchased ..............................      8,784,766            768,138                 --               --               --
Payable for Portfolio shares redeemed .....        574,919             23,876                 --            5,806
                                                                                                                           176,970
Due to Custodian ..........................             --                 --              9,113               --               --
Investment advisory fee payable
   (Note 2) ...............................        238,883             41,501              1,655            4,362            8,864
Distribution and service fees payable
   (Note 3) ...............................         87,431              6,979              9,066           13,599           64,108
Directors' fees payable (Note 2) ..........          4,483                527                358              461               --
Accrued expenses and other payables .......        101,123             35,928             20,809           26,384           88,860
                                             -------------        -----------        -----------      -----------     ------------
   Total Liabilities ......................      9,791,605            876,949             41,001           50,612          338,802
                                             -------------        -----------        -----------      -----------     ------------
NET ASSETS.................................  $ 390,175,041        $66,605,777        $ 8,018,609      $21,028,705     $107,295,059
                                             =============        ===========        ===========      ===========     ============

NET ASSETS consist of:
Undistributed net investment income/(loss)   $     754,592        $   637,240        $   (72,587)     $   117,367     $    501,025
Accumulated net realized loss
   on investments sold.....................   (121,986,146)        (6,957,091)        (1,830,503)      (3,415,062)     (19,744,165)
Net unrealized appreciation/(depreciation)
   of investments .........................     53,362,716          7,436,220          1,268,515        3,552,618      (10,394,602)
Par value .................................         14,715              3,728                619            1,315           13,491
Paid-in capital ...........................    458,029,164         65,485,680          8,652,565       20,772,467      136,919,310
                                             -------------        -----------        -----------      -----------     ------------
                                             $ 390,175,041        $66,605,777        $ 8,018,609      $21,028,705     $107,295,059
                                             =============        ===========        ===========      ===========     ============

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                                       JUNE 30, 2003 (UNAUDITED)

                                                  LARGE              LARGE              SMALL            SMALL         WILSHIRE
                                                 COMPANY            COMPANY            COMPANY          COMPANY          5000
                                                 GROWTH              VALUE             GROWTH            VALUE           INDEX
                                                PORTFOLIO          PORTFOLIO          PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                ---------          ---------          ---------        ---------      -----------
NET ASSETS:
Investment Class shares.............          $ 284,324,077       $29,255,869        $ 7,888,147      $11,161,141     $ 85,359,672
   (50,000,000 shares authorized, per class,  =============       ===========        ===========      ===========     ============
   per Portfolio, par value $.001 per share)
Institutional Class shares..........          $ 105,850,964       $37,349,908        $   130,462      $ 9,867,564     $ 17,413,803
   (50,000,000 shares authorized, per class   =============       ===========        ===========      ===========     ============
   per Portfolio, par value $.001 per share
Qualified Class shares..............                    N/A              N/A                 N/A              N/A     $  2,930,202
   (10,000,000 shares authorized              =============       ===========        ===========      ===========     ============
   per class, par value $.001 per share)
Horace Mann Class shares............                    N/A               N/A                N/A              N/A     $  1,591,382
   (10,000,000 shares authorized,             =============       ===========        ===========      ===========     ============
   per class, par value $.001 per share)
SHARES OUTSTANDING:
Investment Class shares.............             10,755,027         1,639,110            609,222          698,598       10,735,887
                                              =============       ===========        ===========      ===========     ============
Institutional Class shares..........              3,960,269         2,088,567              9,957          616,197        2,185,794
                                              =============       ===========        ===========      ===========     ============
Qualified Class shares..............                    N/A               N/A                N/A              N/A          369,177
                                              =============       ===========        ===========      ===========     ============
Horace Mann Class shares............                    N/A               N/A                N/A              N/A          200,517
                                              =============       ===========        ===========      ===========     ============
INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
   price per share..................          $       26.44       $     17.85        $     12.95      $     15.98     $       7.95
                                              =============       ===========        ===========      ===========     ============
INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
   price per share..................          $       26.73       $     17.88        $     13.10      $     16.01     $       7.97
                                              =============       ===========        ===========      ===========     ============
QUALIFIED CLASS SHARES:
Net asset value, offering and redemption
   price per share..................                    N/A               N/A                N/A              N/A     $       7.94
                                              =============       ===========        ===========      ===========     ============
HORACE MANN CLASS SHARES:
Net asset value, offering and redemption
   price per share..................                    N/A               N/A                N/A              N/A     $       7.94
                                              =============       ===========        ===========      ===========     ============

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     STATEMENTS OF OPERATIONS

                        FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2003 (UNAUDITED)

                                                 LARGE             LARGE             SMALL            SMALL           WILSHIRE
                                                COMPANY           COMPANY           COMPANY          COMPANY            5000
                                                GROWTH             VALUE            GROWTH            VALUE             INDEX
                                               PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                               ---------         ---------         ---------        ---------        -----------
INVESTMENT INCOME:
Dividends .............................      $ 2,211,085        $  687,183          $ 24,567        $  184,224       $   758,417
Foreign taxes withheld ................             (364)             (370)              (64)              (44)              (54)
                                             -----------        ----------          --------        ----------       -----------
   Total Income .......................        2,210,721           686,813            24,503           184,180           758,363
                                             -----------        ----------          --------        ----------       -----------
EXPENSES:
Investment advisory fee (Note 2) ......        1,265,301           225,846            29,863            88,312            44,784
Distribution and service fees (Note 3)           387,582            37,948             9,608            17,737
                                                                                                                         117,858
Administration and Accounting fees
   (Note 2) ...........................          266,449            58,558            25,785            28,973            82,549
Transfer agent fees ...................           97,584            41,956            20,702            23,475            55,309
Printing fees .........................           75,012            13,417             1,266             4,606            18,223
Legal and Audit fees ..................           73,766            12,047             1,219             3,786            15,890
Directors' fees and expenses (Note 2) .           23,679             3,701               290             1,115
                                                                                                                           4,903
Registration and filing fees ..........           16,002            11,042            10,358            12,092            11,916
Custodian fees (Note 2) ...............           30,264            12,949            14,965            18,314            43,246
Other .................................           26,000            12,867             4,382             6,726            42,954
                                             -----------        ----------          --------        ----------       -----------
   Subtotal ...........................        2,261,639           430,331           118,438           205,136           437,632
Fees waived by investment adviser
   (Note 2) ...........................         (391,067)          (71,325)          (21,080)          (62,338)               --
Custody earnings credits (Note 2) .....          (20,575)           (2,889)             (268)             (425)           (3,109)
                                             -----------        ----------          --------        ----------       -----------
     Total net expenses ...............        1,849,997           356,117            97,090           142,373           434,523
                                             -----------        ----------          --------        ----------       -----------
NET INVESTMENT INCOME/(LOSS) ..........          360,724           330,696           (72,587)           41,807           323,840
                                             -----------        ----------          --------        ----------       -----------
NET REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENTS
   (Notes 1 and 4)
Net realized gain/(loss) on investments
   during the period ..................        3,088,878          (387,326)           14,231           221,148        (2,515,233)
Net change in unrealized appreciation
   of investments during the period ...       36,565,838         6,838,118           947,709         1,430,197        13,603,488
                                             -----------        ----------          --------        ----------       -----------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS ................       39,654,716         6,450,792           961,940         1,651,345        11,088,255
                                             -----------        ----------          --------        ----------       -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..........      $40,015,440        $6,781,488          $889,353        $1,693,152       $11,412,095
                                             ===========        ==========          ========        ==========       ===========

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2003 (UNAUDITED)

                                                 LARGE             LARGE             SMALL            SMALL           WILSHIRE
                                                COMPANY           COMPANY           COMPANY          COMPANY            5000
                                                GROWTH             VALUE            GROWTH            VALUE             INDEX
                                               PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                               ---------         ---------         ---------        ---------        -----------
Operations:
Net investment income/(loss)........        $    360,724       $   330,696        $  (72,587)      $    41,807     $    323,840
Net realized gain/(loss) on investments
   sold during the period...........           3,088,878          (387,326)           14,231           221,148       (2,515,233)
Net change in unrealized appreciation
   of investments during the period.          36,565,838         6,838,118           947,709         1,430,197       13,603,488
                                            ------------       -----------        ----------       -----------     ------------
Net increase in net assets resulting
   from operations..................          40,015,440         6,781,488           889,353         1,693,152       11,412,095

Capital Stock Transactions: (Dollars)
Investment Class shares:
   Shares sold......................          55,186,624         3,581,869         1,115,059         1,347,214       24,668,159
   Shares redeemed..................         (44,139,347)       (2,609,292)       (1,159,430)       (7,119,695)     (11,623,228)
                                            ------------       -----------        ----------       -----------     ------------
Total Investment Class shares.......          11,047,277           972,577           (44,371)       (5,772,481)      13,044,931
                                            ------------       -----------        ----------       -----------     ------------
Institutional Class shares:
   Shares sold......................          31,832,349         3,489,436            13,806            13,090        1,028,210
   Shares redeemed..................         (19,069,046)       (3,898,812)         (178,186)         (434,446)        (780,560)
                                            ------------       -----------        ----------       -----------     ------------
Total Institutional Class shares....          12,763,303          (409,376)         (164,380)         (421,356)         247,650
                                            ------------       -----------        ----------       -----------     ------------
Qualified Class shares:
   Shares sold......................                 N/A               N/A               N/A               N/A        1,504,017
   Shares redeemed..................                 N/A               N/A               N/A               N/A         (532,674)
                                            ------------       -----------        ----------       -----------     ------------
Total Qualified Class shares........                 N/A               N/A               N/A               N/A          971,343
                                            ------------       -----------        ----------       -----------     ------------
Horace Mann Class shares:
   Shares sold......................                 N/A               N/A               N/A               N/A          144,736
   Shares redeemed..................                 N/A               N/A               N/A               N/A         (125,247)
                                            ------------       -----------        ----------       -----------     ------------
Total Horace Mann Class shares......                 N/A               N/A               N/A               N/A           19,489
                                            ------------       -----------        ----------       -----------     ------------
Net increase/(decrease) in net assets from
   Capital Stock transactions.......          23,810,580           563,201          (208,751)       (6,193,837)      14,283,413
                                            ------------       -----------        ----------       -----------     ------------
Net increase/(decrease) in net assets         63,826,020         7,344,689           680,602        (4,500,685)      25,695,508
                                            ------------       -----------        ----------       -----------     ------------

NET ASSETS:
Beginning of period.................        $326,349,021       $59,261,088        $7,338,007       $25,529,390     $ 81,599,551
                                            ------------       -----------        ----------       -----------     ------------
End of period.......................        $390,175,041       $66,605,777        $8,018,609       $21,028,705     $107,295,059
                                            ============       ===========        ==========       ===========     ============
Undistributed net investment
   income/(loss)....................        $    754,592       $   637,240        $  (72,587)      $   117,367     $    501,025
                                            ============       ===========        ==========       ===========     ============

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)

                        FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2003 (UNAUDITED)

                                                 LARGE             LARGE             SMALL            SMALL           WILSHIRE
                                                COMPANY           COMPANY           COMPANY          COMPANY            5000
                                                GROWTH             VALUE            GROWTH            VALUE             INDEX
                                               PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                               ---------         ---------         ---------        ---------        -----------
Capital Share Transactions:
Investment Class shares:
  Shares sold.......................           2,239,857           218,211            97,417            92,937         3,441,806
  Shares redeemed...................          (1,824,020)         (158,937)         (102,115)         (527,485)       (1,611,952)
                                            ------------       -----------        ----------       -----------      ------------
Net increase/(decrease) in Investment
   Class shares outstanding.........             415,837            59,274            (4,698)         (434,548)        1,829,854
                                            ============       ===========        ==========       ===========      ============
Institutional Class shares:
  Shares sold.......................           1,289,406           214,643             1,218               937           143,318
  Shares redeemed...................            (791,641)         (241,321)          (16,249)          (31,835)         (103,905)
                                            ------------       -----------        ----------       -----------      ------------
Net increase/(decrease) in Institutional
   Class shares outstanding.........             497,765           (26,678)          (15,031)          (30,898)           39,413
                                            ============       ===========        ==========       ===========      ============
Qualified Class shares:
  Shares sold.......................                 N/A               N/A               N/A               N/A           194,145
  Shares redeemed...................                 N/A               N/A               N/A               N/A           (68,937)
                                            ------------       -----------        ----------       -----------      ------------
Net increase in Qualified Class
   shares outstanding...............                 N/A               N/A               N/A               N/A           125,208
                                            ============       ===========        ==========       ===========      ============
Horace Mann Class shares:
  Shares sold.......................                 N/A               N/A               N/A               N/A            20,186
  Shares redeemed...................                 N/A               N/A               N/A               N/A           (17,279)
                                            ------------       -----------        ----------       -----------      ------------
Net increase in Horace Mann Class
   shares outstanding...............                 N/A               N/A               N/A               N/A             2,907
                                            ============       ===========        ==========       ===========      ============

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     STATEMENTS OF CHANGES IN NET ASSETS

                               FOR THE FOUR MONTH PERIOD ENDED DECEMBER 31, 2002

                                                  LARGE          LARGE           SMALL         SMALL        WILSHIRE
                                                 COMPANY        COMPANY         COMPANY       COMPANY         5000
                                                 GROWTH          VALUE          GROWTH         VALUE          INDEX
                                                PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               ------------   -----------      ---------    -----------     ----------
OPERATIONS:
Net investment income/(loss).................  $    394,162   $   306,418      $ (46,277)   $    75,488     $  176,525
Net realized loss on investments
   sold during the period....................   (22,450,295)   (2,072,834)      (872,217)    (1,799,121)    (1,655,687)
Net change in unrealized appreciation/
   (depreciation) of investments
   during the period.........................    13,680,052    (3,337,520)       501,075        647,145     (1,165,141)
                                               ------------   -----------      ---------    -----------     ----------
Net decrease in net assets
   resulting from operations.................    (8,376,081)   (5,103,936)      (417,419)    (1,076,488)    (2,644,303)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Investment Class shares...................      (449,004)     (375,892)            --       (281,336)      (456,393)
   Institutional Class shares................      (443,700)     (597,659)            --       (175,142)      (158,294)
   Qualified Class shares....................           N/A           N/A            N/A            N/A         (7,945)
   Horace Mann Class shares..................           N/A           N/A            N/A            N/A         (9,386)
                                               ------------   -----------      ---------    -----------     ----------
Total distributions to shareholders..........      (892,704)     (973,551)            --       (456,478)      (632,018)

CAPITAL SHARE TRANSACTIONS: (DOLLARS)
Investment Class shares:
   Shares sold...............................    29,620,709     3,619,421        592,476      5,270,657     11,178,292
   Shares issued as reinvestment of dividends       436,485       364,383             --        253,602        444,597
   Shares redeemed...........................   (28,559,703)   (6,058,618)      (549,343)    (8,409,239)    (5,416,867)
                                               ------------   -----------      ---------    -----------     ----------
Total Investment Class shares................     1,497,491    (2,074,814)        43,133     (2,884,980)     6,206,022
                                               ------------   -----------      ---------    -----------     ----------
Institutional Class shares:
   Shares sold...............................    15,333,539     1,756,132         12,800         57,131        509,976
   Shares issued as reinvestment of dividends       422,708       550,343             --        173,444        156,494
   Shares redeemed...........................   (15,235,624)   (2,157,380)    (2,958,092)      (178,723)    (4,706,055)
                                               ------------   -----------      ---------    -----------     ----------
Total Institutional Class shares.............       520,623       149,095     (2,945,292)        51,852     (4,039,585)
                                               ------------   -----------      ---------    -----------     ----------
Qualified Class shares:
   Shares sold...............................           N/A           N/A            N/A            N/A        207,550
   Shares issued as reinvestment of dividends           N/A           N/A            N/A            N/A          7,944
   Shares redeemed...........................           N/A           N/A            N/A            N/A       (497,100)
                                               ------------   -----------      ---------    -----------     ----------
Total Qualified Class shares.................           N/A           N/A            N/A            N/A       (281,606)
                                               ------------   -----------      ---------    -----------     ----------
Horace Mann Class shares:
   Shares sold...............................           N/A           N/A            N/A            N/A        144,600
   Shares issued as reinvestment of dividends           N/A           N/A            N/A            N/A          9,298
   Shares redeemed...........................           N/A           N/A            N/A            N/A       (100,713)
                                               ------------   -----------      ---------    -----------     ----------
Total Horace Mann Class shares...............           N/A           N/A            N/A            N/A         53,185
                                               ------------   -----------      ---------    -----------     ----------
Net increase/(decrease) in net assets from
   Capital Stock transactions................     2,018,114    (1,925,719)    (2,902,159)    (2,833,128)     1,938,016
                                               ------------   -----------      ---------    -----------     ----------
Net decrease in net assets...................    (7,250,671)   (8,003,206)    (3,319,578)    (4,366,094)    (1,338,305)
                                               ------------   -----------      ---------    -----------     ----------

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)

                               FOR THE FOUR MONTH PERIOD ENDED DECEMBER 31, 2002

                                             LARGE          LARGE          SMALL          SMALL        WILSHIRE
                                            COMPANY        COMPANY        COMPANY        COMPANY         5000
                                            GROWTH          VALUE         GROWTH          VALUE          INDEX
                                           PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                          ------------   -----------    -----------    -----------    -----------
NET ASSETS:
Beginning of period.....................  $333,599,692   $67,264,294    $10,657,585    $29,895,484    $82,937,856
                                          ------------   -----------    -----------    -----------    -----------
End of period...........................  $326,349,021   $59,261,088    $ 7,338,007    $25,529,390    $81,599,551
                                          ============   ===========    ===========    ===========    ===========
Undistributed net investment income.....  $    393,868   $   306,544    $        --    $    75,560    $   177,185
                                          ============   ===========    ===========    ===========    ===========
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold.............................     1,231,897       221,399         51,627        363,124      1,561,122
Shares issued as reinvestment
   of dividends.........................        18,496        22,760             --         17,784         62,708
Shares redeemed.........................    (1,207,152)     (377,612)       (47,826)      (617,817)      (763,621)
                                          ------------   -----------    -----------    -----------    -----------
Net increase/(decrease) in Investment
   Class shares outstanding.............        43,241      (133,453)         3,801       (236,909)       860,209
                                          ============   ===========    ===========    ===========    ===========
Institutional Class shares:
Shares sold.............................       634,259       107,864          1,118          4,046         70,919
Shares issued as reinvestment
   of dividends.........................        17,746        34,332             --         12,146         22,073
Shares redeemed.........................      (627,280)     (132,356)      (258,798)       (13,135)      (645,406)
                                          ------------   -----------    -----------    -----------    -----------
Net increase/(decrease) in Institutional
   Class shares outstanding.............        24,725         9,840       (257,680)         3,057       (552,414)
                                          ============   ===========    ===========    ===========    ===========
Qualified Class shares:
Shares sold.............................           N/A           N/A            N/A            N/A         29,175
Share issued as reinvestment
   of dividends.........................           N/A           N/A            N/A            N/A          1,122
Shares redeemed.........................           N/A           N/A            N/A            N/A        (67,780)
                                          ------------   -----------    -----------    -----------    -----------
Net decrease in Qualified Class
   shares outstanding...................           N/A           N/A            N/A            N/A        (37,483)
                                          ============   ===========    ===========    ===========    ===========
Horace Mann Class shares:
Shares sold.............................           N/A           N/A            N/A            N/A         20,534
Shares issued as reinvestment
   of dividends.........................           N/A           N/A            N/A            N/A          1,313
Shares redeemed.........................           N/A           N/A            N/A            N/A        (14,182)
                                          ------------   -----------    -----------    -----------    -----------
Net increase in Horace Mann
   Class shares outstanding.............           N/A           N/A            N/A            N/A          7,665
                                          ============   ===========    ===========    ===========    ===========

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                   INVESTMENT CLASS SHARES
                                             -------------------------------------------------------------------
                                               SIX MONTH     FOUR MONTH
                                                PERIOD         PERIOD               YEAR ENDED AUGUST 31,
                                                 ENDED         ENDED        ------------------------------------
                                               6/30/03+      12/31/02 1      2002      2001      2000      1999
                                             -----------    -----------     ------    ------    ------    ------
Net asset value, beginning of period......     $  23.59      $  24.22     $  29.12   $  46.36  $  36.37  $  26.09
                                               --------      --------     --------   --------  --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)..............         0.03***       0.02***      0.04***   (0.08)*** (0.12)*** (0.05)
Net realized and unrealized gain/(loss)
 on investments...........................         2.82         (0.61)       (4.86)    (16.65)    10.55     12.30
                                               --------      --------     --------   --------  --------  --------
Total from investment operations..........         2.85         (0.59)       (4.82)    (16.73)    10.43     12.25
                                               --------      --------     --------   --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income......           --         (0.04)          --         --        --     (0.02)
Distributions from capital gains..........           --            --        (0.08)     (0.51)    (0.44)    (1.95)
                                               --------      --------     --------   --------  --------  --------
Total distributions.......................           --         (0.04)       (0.08)     (0.51)    (0.44)    (1.97)
                                               --------      --------     --------   --------  --------  --------
Net asset value, end of period............     $  26.44      $  23.59     $  24.22   $  29.12  $  46.36  $  36.37
                                               ========      ========     ========   ========  ========  ========
Total return 2............................        12.08%**      (2.42)%**   (16.61)%   (36.33)%   28.84%    48.46%
                                               ========      ========     ========   ========  ========  ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......     $284,324      $243,890     $249,328   $354,633  $656,711  $454,853
Operating expenses excluding custody
  earnings credit.........................         1.19%*        0.95%*       0.90%      0.84%     0.84%     0.95%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........         1.17%*        0.95%*       0.89%      0.83%     0.83%     0.90%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........         1.42%*        1.45%*       0.90%      0.84%     0.84%     0.95%
Net investment income including reimbursement/
  waiver/custody earnings credit..........         0.14%*        0.28%*       0.14%     (0.23)%   (0.28)%   (0.11)%
Portfolio turnover rate...................           68%**         21%**        47%        43%       50%       35%

---------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding method for the period.
1 The Funds fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                 INSTITUTIONAL CLASS SHARES
                                             -------------------------------------------------------------------
                                               SIX MONTH     FOUR MONTH
                                                PERIOD         PERIOD               YEAR ENDED AUGUST 31,
                                                 ENDED         ENDED        ------------------------------------
                                               6/30/03+      12/31/02 1      2002      2001      2000      1999
                                             -----------    -----------     ------    ------    ------    ------
Net asset value, beginning of period......     $  23.81      $  24.51     $  29.39   $  46.63  $  36.47  $  26.12
                                               --------      --------     --------   --------  --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.....................         0.05***       0.05***      0.12***    0.03***   0.01***   0.03
Net realized and unrealized gain/(loss)
  on investments..........................         2.87         (0.62)       (4.92)    (16.76)    10.59     12.31
                                               --------      --------     --------   --------  --------  --------
Total from investment operations..........         2.92         (0.57)       (4.80)    (16.73)    10.60     12.34
                                               --------      --------     --------   --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income......           --         (0.13)          --         --        --     (0.04)
Distributions from capital gains..........           --            --        (0.08)     (0.51)    (0.44)    (1.95)
                                               --------      --------     --------   --------  --------  --------
Total distributions.......................           --         (0.13)       (0.08)     (0.51)    (0.44)    (1.99)
                                               --------      --------     --------   --------  --------  --------
Net asset value, end of period............     $  26.73      $  23.81     $  24.51   $  29.39  $  46.63  $  36.47
                                               ========      ========     ========   ========  ========  ========
Total return 2............................        12.26%**      (2.32)%**   (16.39)%   (36.12)%   29.23%    48.81%
                                               ========      ========     ========   ========  ========  ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......     $105,851      $ 82,459     $ 84,271   $108,794  $149,043  $ 72,773
Operating expenses excluding custody
  earnings credit.........................         0.89%*        0.64%*       0.59%      0.52%     0.53%     0.67%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........         0.87%*        0.64%*       0.58%      0.51%     0.52%     0.62%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........         1.12%*        1.14%*       0.59%      0.52%     0.53%     0.67%
Net investment income including reimbursement/
  waiver/custody earnings credit..........         0.43%*        0.59%*       0.45%      0.09%     0.03%     0.18%
Portfolio turnover rate...................           68%**         21%**        47%        43%       50%       35%

----------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding  method for the period.
1 The Funds fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                   INVESTMENT CLASS SHARES
                                             -------------------------------------------------------------------
                                               SIX MONTH     FOUR MONTH
                                                PERIOD         PERIOD               YEAR ENDED AUGUST 31,
                                                 ENDED         ENDED        ------------------------------------
                                               6/30/03+      12/31/02 1      2002      2001      2000      1999
                                             -----------    -----------     ------    ------    ------    ------
Net asset value, beginning of period......     $  16.03      $  17.59     $  21.09   $  19.91  $  21.02  $  19.29
                                               --------      --------     --------   --------  --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.....................         0.08***       0.08***      0.21***    0.27***   0.28***   0.28
Net realized and unrealized gain/(loss)
  on investments..........................         1.74         (1.40)       (2.41)      1.09     (0.02)     3.32
                                               --------      --------     --------   --------  --------  --------
Total from investment operations..........         1.82         (1.32)       (2.20)      1.36      0.26      3.60
                                               --------      --------     --------   --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income......           --         (0.24)       (0.27)     (0.18)    (0.31)    (0.33)
Distributions from capital gains..........           --            --        (1.03)        --     (1.06)    (1.54)
                                               --------      --------     --------   --------  --------  --------
Total distributions.......................           --         (0.24)       (1.30)     (0.18)    (1.37)    (1.87)
                                               --------      --------     --------   --------  --------  --------
Net asset value, end of period............     $  17.85      $  16.03     $  17.59   $  21.09  $  19.91  $  21.02
                                               ========      ========     ========   ========  ========  ========
Total return 2............................        11.35%**      (7.49)%**   (10.94)%     6.81%     1.71%    18.78%
                                               ========      ========     ========   ========  ========  ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......     $ 29,256      $ 25,327     $ 30,131   $ 31,455  $ 21,490  $ 19,814
Operating expenses excluding custody
  earnings credit.........................         1.34%*        1.17%        1.04%      0.98%     1.01%     1.06%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........         1.33%*        1.16%        1.03%      0.95%     0.98%     1.04%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........         1.57%*        1.67%        1.04%      0.98%     1.01%     1.06%
Net investment income including reimbursement/
  waiver/custody earnings credit..........         0.97%*        1.39%        1.06%      1.28%     1.51%     1.58%
Portfolio turnover rate...................           70%**         19%          72%        77%      110%       57%

-------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding  method for the period.
1 The Funds fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     LARGE COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                 INSTITUTIONAL CLASS SHARES
                                             -------------------------------------------------------------------
                                               SIX MONTH     FOUR MONTH
                                                PERIOD         PERIOD               YEAR ENDED AUGUST 31,
                                                 ENDED         ENDED        ------------------------------------
                                               6/30/03+      12/31/02 1      2002      2001      2000      1999
                                             -----------    -----------     ------    ------    ------    ------
Net asset value, beginning of period......     $  16.04      $  17.64     $  21.14   $  19.93  $  21.04  $  19.29
                                               --------      --------     --------   --------  --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.....................         0.10***       0.09***      0.26***    0.33***   0.33***   0.37
Net realized and unrealized gain/(loss)
  on investments..........................         1.74         (1.40)       (2.41)      1.08     (0.01)     3.28
                                               --------      --------     --------   --------  --------  --------
Total from investment operations..........         1.84         (1.31)       (2.15)      1.41      0.32      3.65
                                               --------      --------     --------   --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income......           --         (0.29)       (0.32)     (0.20)    (0.37)    (0.36)
Distributions from capital gains..........           --            --        (1.03)        --     (1.06)    (1.54)
                                               --------      --------     --------   --------  --------  --------
Total distributions.......................           --         (0.29)       (1.35)     (0.20)    (1.43)    (1.90)
                                               --------      --------     --------   --------  --------  --------
Net asset value, end of period............     $  17.88      $  16.04     $  17.64   $  21.14  $  19.93  $  21.04
                                               ========      ========     ========   ========  ========  ========
Total return 2............................        11.47%**      (7.44)%**   (10.71)%     7.08%     2.06%    19.05%
                                               ========      ========     ========   ========  ========  ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......     $ 37,350      $ 33,934     $ 37,133   $ 54,525  $ 58,566  $ 56,719
Operating expenses excluding custody
  earnings credit.........................         1.09%*        0.94%*       0.79%      0.71%     0.74%     0.79%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........         1.08%*        0.93%*       0.78%      0.68%     0.71%     0.77%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........         1.32%*        1.44%*       0.79%      0.71%     0.74%     0.79%
Net investment income including reimbursement/
  waiver/custody earnings credit..........         1.21%*        1.62%*       1.31%      1.55%     1.78%     1.86%
Portfolio turnover rate...................           70%**         19%**        72%        77%      110%       57%

----------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding  method for the period.
1 The Funds fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                   INVESTMENT CLASS SHARES
                                             -------------------------------------------------------------------
                                               SIX MONTH     FOUR MONTH
                                                PERIOD         PERIOD               YEAR ENDED AUGUST 31,
                                                 ENDED         ENDED        ------------------------------------
                                               6/30/03+      12/31/02 1      2002      2001      2000      1999
                                             -----------    -----------     ------    ------    ------    ------
Net asset value, beginning of period......     $  11.48      $  11.89     $  12.91   $  17.80  $  13.34  $  11.78
                                               --------      --------     --------   --------  --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss.......................        (0.12)***     (0.06)***    (0.19)***  (0.21)*** (0.21)*** (0.57)***
Net realized and unrealized gain/(loss)
  on investments..........................         1.59         (0.35)       (0.83)     (2.23)     4.67      3.01
                                               --------      --------     --------   --------  --------  --------
Total from investment operations..........         1.47         (0.41)       (1.02)     (2.44)     4.46      2.44
                                               --------      --------     --------   --------  --------  --------
LESS DISTRIBUTIONS:
Distributions from capital gains..........           --            --           --      (2.45)       --     (0.88)
                                               --------      --------     --------   --------  --------  --------
Net asset value, end of period............     $  12.95      $  11.48     $  11.89   $  12.91  $  17.80  $  13.34
                                               ========      ========     ========   ========  ========  ========
Total return 2............................        12.81%**      (3.45)%**    (7.90)%   (13.87)%   33.43%    20.79%
                                               ========      ========     ========   ========  ========  ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......     $  7,888      $  7,048     $  7,253   $  6,894  $  8,871  $  8,907
Operating expenses excluding custody
  earnings credit.........................         2.78%*        2.54%*       1.85%      1.75%     1.56%     1.50%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........         2.77%*        2.53%*       1.83%      1.72%     1.52%     1.46%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........         3.38%*        3.14%*       1.90%      1.90%     1.71%     1.65%
Net investment income including reimbursement/
  waiver/custody earnings credit..........        (2.08)%*      (1.67)%*     (1.50)%    (1.50)%   (1.36)%   (1.20)%
Portfolio turnover rate...................           63%**         35%**        84%        91%      127%      153%

---------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding  method for the period.
1 The Funds fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                 INSTITUTIONAL CLASS SHARES
                                             -------------------------------------------------------------------
                                               SIX MONTH     FOUR MONTH
                                                PERIOD         PERIOD               YEAR ENDED AUGUST 31,
                                                 ENDED         ENDED        ------------------------------------
                                               6/30/03+      12/31/02 1      2002      2001      2000      1999
                                             -----------    -----------     ------    ------    ------    ------
Net asset value, beginning of period......     $  11.61      $  12.04     $  13.04   $  17.91  $  13.38  $  11.79
                                               --------      --------     --------   --------  --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss.......................        (0.11)***     (0.06)***    (0.16)***  (0.17)*** (0.17)*** (0.54)
Net realized and unrealized gain/(loss)
  on investments..........................         1.60         (0.37)       (0.84)     (2.25)     4.70      3.01
                                               --------      --------     --------   --------  --------  --------
Total from investment operations..........         1.49         (0.43)       (1.00)     (2.42)     4.53      2.47
                                               --------      --------     --------   --------  --------  --------
LESS DISTRIBUTIONS:
Distributions from capital gains..........           --            --           --      (2.45)       --     (0.88)
                                               --------      --------     --------   --------  --------  --------
Net asset value, end of period............     $  13.10      $  11.61     $  12.04   $  13.04  $  17.91  $  13.38
                                               ========      ========     ========   ========  ========  ========
Total return 2............................        12.83%**      (3.57)%**    (7.67)%   (13.66)%   33.86%    21.04%
                                               ========      ========     ========   ========  ========  ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......     $    130      $    290     $  3,404   $  5,818  $  6,802  $  5,011
Operating expenses excluding custody
  earnings credit.........................         2.56%*        2.27%*       1.57%      1.47      1.28%     1.31%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........         2.55%*        2.26%*       1.55%      1.44%     1.24%     1.27%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........         3.16%*        2.87%*       1.62%      1.62%     1.43%     1.46%
Net investment income including reimbursement/
  waiver/custody earnings credit..........        (1.85)%*      (1.40)%*     (1.22)%    (1.22)%   (1.08)%   (1.01)%
Portfolio turnover rate...................           63%**         35%**        84%        91%      127%      153%

--------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding method for the period.
1 The Funds fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                   INVESTMENT CLASS SHARES
                                             -------------------------------------------------------------------
                                               SIX MONTH     FOUR MONTH
                                                PERIOD         PERIOD               YEAR ENDED AUGUST 31,
                                                 ENDED         ENDED        ------------------------------------
                                               6/30/03+      12/31/02 1      2002      2001      2000      1999
                                             -----------    -----------     ------    ------    ------    ------
Net asset value, beginning of period......     $  14.34      $  14.84     $  15.53   $  12.31  $  13.60  $  13.77
                                               --------      --------     --------   --------  --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.....................         0.02***       0.04***      0.16***    0.17***   0.18***   0.09
Net realized and unrealized gain/(loss)
  on investments..........................         1.62         (0.29)       (0.71)      3.17     (0.98)     0.79
                                               --------      --------     --------   --------  --------  --------
Total from investment operations..........         1.64         (0.25)       (0.55)      3.34     (0.80)     0.88
                                               --------      --------     --------   --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income......           --         (0.25)       (0.14)     (0.12)    (0.24)    (0.19)
Distributions from capital gains..........           --            --           --         --     (0.25)    (0.86)
                                               --------      --------     --------   --------  --------  --------
Total distributions.......................           --         (0.25)       (0.14)     (0.12)    (0.49)    (1.05)
                                               --------      --------     --------   --------  --------  --------
Net asset value, end of period............     $  15.98      $  14.34     $  14.84   $  15.53  $  12.31  $  13.60
                                               ========      ========     ========   ========  ========  ========
Total return 2............................        11.44%**      (1.66)%**    (3.59)%    27.28%    (5.83)%    6.20%
                                               ========      ========     ========   ========  ========  ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......     $ 11,161      $ 16,245     $ 20,325   $ 24,342  $  7,332  $ 26,395
Operating expenses excluding custody
  earnings credit.........................         1.50%*        1.54%*       1.16%      1.24%     1.17%     1.08%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........         1.49%*        1.53%*       1.14%      1.18%     1.15%     1.02%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........         2.10%*        2.14%*       1.21%      1.39%     1.32%     1.23%
Net investment income including reimbursement/
  waiver/custody earnings credit..........         0.28%*        0.82%*       1.02%      1.24%     1.51%     1.71%
Portfolio turnover rate...................           50%**         43%**       117%        95%       94%      113%

--------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding  method for the period.
1 The Funds fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     SMALL COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                INSTITUTIONAL CLASS SHARES
                                             -------------------------------------------------------------------
                                               SIX MONTH     FOUR MONTH
                                                PERIOD         PERIOD               YEAR ENDED AUGUST 31,
                                                 ENDED         ENDED        ------------------------------------
                                               6/30/03+      12/31/02 1      2002      2001      2000      1999
                                             -----------    -----------     ------    ------    ------    ------
Net asset value, beginning of period......     $  14.35      $  14.86     $  15.53   $  12.31  $  13.61  $  13.76
                                               --------      --------     --------   --------  --------  --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.....................         0.04***       0.05***      0.20***    0.21***   0.21***   0.14
Net realized and unrealized gain/(loss)
  on investments..........................         1.62         (0.28)       (0.71)      3.16     (0.99)     0.77
                                               --------      --------     --------   --------  --------  --------
Total from investment operations..........         1.66         (0.23)       (0.51)      3.37     (0.78)     0.91
                                               --------      --------     --------   --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income......           --         (0.28)       (0.16)     (0.15)    (0.27)    (0.20)
Distributions from capital gains..........           --            --           --         --     (0.25)    (0.86)
                                               --------      --------     --------   --------  --------  --------
Total distributions.......................           --         (0.28)       (0.16)     (0.15)    (0.52)    (1.06)
                                               --------      --------     --------   --------  --------  --------
Net asset value, end of period............     $  16.01      $  14.35     $  14.86   $  15.53  $  12.31  $  13.61
                                               ========      ========     ========   ========  ========  ========
Total return 2............................        11.57%**      (1.57)%**    (3.34)%    27.51%    (5.61)%    6.43%
                                               ========      ========     ========   ========  ========  ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......     $  9,868      $  9,285     $  9,570   $ 14,791  $ 11,739  $ 11,627
Operating expenses excluding custody
  earnings credit.........................         1.22%*        1.28%*       0.92%      1.00%     0.95%     0.85%
Operating expenses including reimbursement/
  waiver/custody earnings credit..........         1.21%*        1.27%*       0.90%      0.94%     0.93%     0.79%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit..........         1.82%*        1.88%*       0.97%      1.15%     1.10%     1.00%
Net investment income including reimbursement/
  waiver/custody earnings credit..........         0.56%*        1.08%*       1.26%      1.48%     1.73%     1.94%
Portfolio turnover rate...................           50%**         43%**       117%        95%       94%      113%

---------------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding  method for the period.
1 The Funds fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                      INVESTMENT CLASS SHARES
                                               ---------------------------------------------------------------------
                                              SIX MONTH    FOUR MONTH
                                                PERIOD       PERIOD             YEAR ENDED AUGUST 31,        PERIOD
                                                 ENDED        ENDED        ------------------------------    ENDED
                                               6/30/03+     12/31/02 1      2002       2001       2000      8/31/99 3
                                              ----------   -----------     ------     ------     ------     --------

Net asset value, beginning of period.          $   7.10      $   7.39     $   8.93   $  12.23   $  10.32    $  10.00
                                               --------      --------     --------   --------   --------    --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income................              0.02***       0.01***      0.05***    0.06***    0.06***     0.02
Net realized and unrealized gain/(loss)
   on investments....................              0.83         (0.25)       (1.55)     (3.19)      1.91        0.30
                                               --------      --------     --------   --------   --------    --------
Total from investment operations.....              0.85         (0.24)       (1.50)     (3.13)      1.97        0.32
                                               --------      --------     --------   --------   --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income.                --         (0.05)       (0.04)     (0.03)     (0.04)         --
Distributions from capital gains.....                --            --           --      (0.14)     (0.02)         --
                                               --------      --------     --------   --------   --------    --------
Total distributions..................                --         (0.05)       (0.04)     (0.17)     (0.06)         --
                                               --------      --------     --------   --------   --------    --------
Net asset value, end of period.......          $   7.95      $   7.10     $   7.39   $   8.93   $  12.23    $  10.32
                                               ========      ========     ========   ========   ========    ========
Total return 2.......................             11.97%**      (3.23)%**   (16.95)%   (25.82)%    19.14%       3.20%**
                                               ========      ========     ========   ========   ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).          $ 85,360      $ 63,224     $ 59,466   $ 83,421   $ 85,704    $ 99,986
Operating expenses excluding custody
   earnings credit...................              1.03%*        1.23%*       0.87%      0.67%      0.62%       0.69%*
Operating expenses including
   reimbursement/waiver/custody
   earnings credit...................              1.03%*        1.22%*       0.86%      0.64%      0.60%       0.60%*
Operating expenses excluding
   reimbursement/waiver/custody
   earnings credit...................              1.03%*        1.23%*       1.01%      0.98%      0.97%       1.33%*
Net investment income including
   reimbursement/waiver/custody
   earnings credit...................              0.68%*        0.59%*       0.53%      0.54%      0.54%       0.60%*
Portfolio turnover rate..............                 3%**          6%**        22%         8%        61%          4%**

-------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding  method for the period.
1 The Funds fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.
3 The Wilshire 5000 Index Portfolio Investment Class Shares commenced operations February 1, 1999.

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)
      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                   INSTITUTIONAL CLASS SHARES
                                              ----------------------------------------------------------------------
                                              SIX MONTH    FOUR MONTH
                                                PERIOD       PERIOD             YEAR ENDED AUGUST 31,        PERIOD
                                                 ENDED        ENDED        ------------------------------    ENDED
                                               6/30/03+     12/31/02 1      2002       2001       2000      8/31/99 3
                                              ----------   -----------     ------     ------     ------     --------

Net asset value, beginning of period.          $   7.10      $   7.41     $   8.95   $  12.25   $  10.33    $  10.00
                                               --------      --------     --------   --------   --------    --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income................              0.04***       0.02***      0.07***    0.09***    0.10***     0.03
Net realized and unrealized gain/(loss)
   on investments....................              0.83         (0.26)       (1.54)     (3.19)      1.91        0.30
                                               --------      --------     --------   --------   --------    --------
Total from investment operations.....              0.87         (0.24)       (1.47)     (3.10)      2.01        0.33
                                               --------      --------     --------   --------   --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income.                --         (0.07)       (0.07)     (0.06)     (0.07)         --
Distributions from capital gains.....                --            --           --      (0.14)     (0.02)         --
                                               --------      --------     --------   --------   --------    --------
Total distributions..................                --         (0.07)       (0.07)     (0.20)     (0.09)         --
                                               --------      --------     --------   --------   --------    --------
Net asset value, end of period.......          $   7.97      $   7.10     $   7.41   $   8.95   $  12.25    $  10.33
                                               ========      ========     ========   ========   ========    ========
Total return 2.......................             12.25%**      (3.18)%**   (16.58)%   (25.56)%    19.45%       3.30%**
                                               ========      ========     ========   ========   ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).          $ 17,414      $ 15,245     $ 19,999   $ 22,799   $ 17,651    $    183
Operating expenses excluding custody
   earnings credit...................              0.71%*        0.95%*       0.58%      0.37%      0.37%       0.48%*
Operating expenses including
   reimbursement/waiver/custody
   earnings credit...................              0.71%*        0.94%*       0.57%      0.34%      0.35%       0.35%*
Operating expenses excluding
   reimbursement/waiver/custody
   earnings credit...................              0.71%*        0.95%*       0.72%      0.68%      0.72%       1.32%*
Net investment income including
   reimbursement/waiver/custody
   earnings credit...................              1.00%*        0.87%*       0.82%      0.84%      0.79%       1.20%*
Portfolio turnover rate..............                 3%**          6%**        22%         8%        61%          4%**

----------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding  method for the period.
1 The Funds fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate total return for the period indicated.
3 The Wilshire 5000 Index Portfolio Institutional Class Shares commenced operations February 1, 1999.

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                    QUALIFIED CLASS SHARES
                                              ----------------------------------------------------------
                                              SIX MONTH    FOUR MONTH
                                                PERIOD       PERIOD      YEAR ENDED AUGUST 31,  PERIOD
                                                 ENDED        ENDED      ---------------------  ENDED
                                               6/30/03+     12/31/02 1      2002       2001    8/31/00 3
                                              ----------   -----------     ------     ------   ---------
Net asset value, beginning of period........   $   7.09      $   7.36     $   8.90   $  12.23   $  10.94
                                               --------      --------     --------   --------   --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.......................       0.02***       0.01***      0.04***    0.05***    0.09***
Net realized and unrealized gain/(loss)
  on investments............................       0.83         (0.25)       (1.54)     (3.19)      1.20
                                               --------      --------     --------   --------   --------
Total from investment operations............       0.85         (0.24)       (1.50)     (3.14)      1.29
                                               --------      --------     --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income........         --         (0.03)       (0.04)     (0.05)        --
Distributions from capital gains............         --            --           --      (0.14)        --
                                               --------      --------     --------   --------   --------
Total distributions.........................         --         (0.03)       (0.04)     (0.19)        --
                                               --------      --------     --------   --------   --------
Net asset value, end of period..............   $   7.94      $   7.09     $   7.36   $   8.90   $  12.23
                                               ========      ========     ========   ========   ========
Total return 2..............................      11.99%**      (3.22)%**   (16.93)%   (25.90)%    11.79%**
                                               ========      ========     ========   ========   ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........   $  2,930      $  1,730     $  2,073   $  1,770   $  1,158
Operating expenses excluding custody
  earnings credit...........................       1.11%*        1.35%*       0.98%      0.77%      0.62%*
Operating expenses including reimbursement/
  waiver/custody earnings credit............       1.11%*        1.34%*       0.97%      0.74%      0.60%*
Operating expenses excluding reimbursement/
  waiver/custody earnings credit............       1.11%*        1.35%*       1.12%      1.08%      0.97%*
Net investment income including reimbursement/
  waiver/custody earnings credit............       0.60%*        0.47%*       0.42%      0.44%      0.54%*
Portfolio turnover rate.....................          3%**          6%**        22%         8%        61%**

-------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding  method for the period.
1 The Funds fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate  total  return for the period  indicated.
3 The Wilshire 5000 Index Portfolio Qualified Class Shares commenced operations May 10, 2000.

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  HORACE MANN CLASS SHARES
                                              ----------------------------------------------------------
                                              SIX MONTH    FOUR MONTH
                                                PERIOD       PERIOD      YEAR ENDED AUGUST 31,  PERIOD
                                                 ENDED        ENDED      ---------------------  ENDED
                                               6/30/03+     12/31/02 1      2002       2001    8/31/00 3
                                              ----------   -----------     ------     ------   ---------

Net asset value, beginning of period........   $   7.09      $   7.38     $   8.91   $  12.22   $  10.00
                                               --------      --------     --------   --------   --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.......................       0.02***       0.01***      0.04***    0.05***    0.07***
Net realized and unrealized gain/(loss)
  on investments............................       0.83         (0.25)       (1.53)     (3.17)      2.21
                                               --------      --------     --------   --------   --------
Total from investment operations............       0.85         (0.24)       (1.49)     (3.12)      2.28
                                               --------      --------     --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income........         --         (0.05)       (0.04)     (0.05)     (0.06)
Distributions from capital gains............         --            --           --      (0.14)        --
                                               --------      --------     --------   --------   --------
Total distributions.........................         --         (0.05)       (0.04)     (0.19)     (0.06)
                                               --------      --------     --------   --------   --------
Net asset value, end of period..............   $   7.94      $   7.09     $   7.38   $   8.91   $  12.22
                                               ========      ========     ========   ========   ========
Total return 2..............................      11.99%**      (3.28)%**   (16.85)%   (25.79)%    22.87%**
                                               ========      ========     ========   ========   ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........   $  1,591      $  1,401     $  1,401   $  1,623   $  1,432
Operating expenses excluding custody
  earnings credit...........................       1.06%*        1.30%*       0.93%       0.72%     0.72%*
Operating expenses including reimbursement/
  waiver/custody earnings credit............       1.06%*        1.29%*       0.92%       0.69%     0.70%*
Operating expenses excluding reimbursement/
  waiver/custody earnings credit............       1.06%*        1.30%*       1.07%       1.03%     1.07%*
Net investment income including reimbursement/
  waiver/custody earnings credit............       0.65%*        0.52%*       0.47%       0.49%     0.44%*
Portfolio turnover rate.....................          3%**          6%**        22%          8%       61%**

------------------
+   Unaudited.
*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding method for the period.
1 The Funds fiscal year-end changed from August 31 to December 31, effective December 31, 2002.
2   Total return represents aggregate  total  return for the period indicated.
3 The Wilshire 5000 Index Portfolio Horace Mann Class Shares commenced operations December 10, 1999.

                       See Notes to Financial Statements.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)

1. Significant Accounting Policies.

Wilshire Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers five series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio (collectively the "Portfolios", each a Portfolio of the Company). The Company accounts separately for the assets, liabilities and operations of each series. Effective December 31, 2002, the Company's fiscal year-end changed from August 31 to December 31.

Each of the Portfolios offers Investment and Institutional Class shares (the "Shares"), each of which has equal rights as to class and voting privileges. The Wilshire 5000 Index Portfolio also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. For securities traded on the
National Association of Securities Dealers Automated Quotations system ("NASDAQ"), the NASDAQ Official Closing Price is used. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and accretion of premium on investments is recognized on the accrual basis.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED) (UNAUDITED)

EXPENSES: Distribution and Service fees directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income, if any, are declared and paid annually. The Portfolio's net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by each Portfolio as a whole.

FEDERAL INCOME TAXES: The Company intends to qualify each Portfolio each year as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its earnings to shareholders. Therefore, no Federal income tax provision is required.

2. Investment Advisory Fee, Administration Fee and Other Transactions.

Effective April 1, 2002, the shareholders of the Company approved a new advisory agreement (the "Agreement") between the Company and Wilshire Associates Incorporated ("Wilshire") which permits the Board of Directors and Wilshire to retain sub-advisers to the Portfolios in certain circumstances without shareholder approval. Under the Agreement, Wilshire may charge annual fees up to 0.75% of average daily net assets for the Large Company Growth and Value Portfolios, up to 0.85% of average daily net assets for the Small Company Growth and Value Portfolios, and 0.10% of average daily net assets of the Wilshire 5000 Index Portfolio. Wilshire has agreed to voluntarily waive its fees so that each Portfolio, with the exception of the Wilshire 5000 Index Portfolio, would be charged an annual fee of 0.25% of the average daily net assets of the Portfolio, until both Wilshire and a majority of the independent Directors concluded that any such increase was merited in view of the retention of additional sub-advisers or other future developments. With the exception of the Small Company Growth and Small Company Value Portfolios, the fee waivers were terminated as of April 1, 2003, in connection with the retention of additional sub-advisers.

For the six months ended June 30, 2003, Wilshire voluntarily waived fees as follows:

  FUND
 ------
Large Company Growth Portfolio......................... $391,067
Large Company Value Portfolio..........................   71,325
Small Company Growth Portfolio ........................   21,080
Small Company Value Portfolio .........................   62,338

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED) (UNAUDITED)

The Board of Directors of the Company has approved Putnam Advisory Company, LLC ("Putnam"), Grantham, Mayo, Van Otterloo & Co., LLC ("GMO") and Alliance Capital Management, LP ("Alliance Capital") (collectively, the "New Sub-Advisers," and together with Los Angeles Capital Management & Equity Research, Inc., the "Sub-Advisers") to provide sub-advisory services with respect to the Portfolios as of April 9, 2003. Putnam and GMO each manage a portion of the Large Company Growth Portfolio and Alliance Capital manages a portion of the Large Company
Value Portfolio. The New Sub-Advisers join Los Angeles Capital Management & Equity Research, Inc., the current sub-adviser of the Portfolios, which continues to provide sub-advisory services with respect to a portion of the Portfolios. Wilshire continues to oversee the Sub-Advisers. The fees of the Sub-Advisers are paid by Wilshire.

PFPC Inc. ("PFPC") serves as the Company's administrator and accounting agent pursuant to a services agreement.

The Northern Trust Company serves as the Company's custodian. Each Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. The amounts are presented as Custody earnings credits in the Statements of Operations.

No officer, director or employee of Wilshire, PFPC, or any affiliate thereof, receives any compensation from the Company for serving as Director or officer of the Company. The Company pays each unaffiliated Director an annual fee of $3,000 plus an additional $2,500 for each board meeting attended. The Company also reimburses expenses incurred by the unaffiliated Directors in attending such meetings.

3. Distribution and Service Plan.

The Directors of the Company, the Investment Class shareholders of each Portfolio and the Qualified Class shareholders of the Wilshire 5000 Index Portfolio have adopted service and distribution plans (the "Plans") pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Wilshire 5000 Index Portfolio. Under the Plans, each such Portfolio reimburses PFPC Distributors, Inc. (the "Distributor"), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio for certain service fees provided by securities dealers or other financial intermediaries ("service fees") and for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class shares or Qualified Class shares. For the six months ended June 30, 2003, the distribution and service fee expenses incurred for such classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio were 0.25%, 0.25%, 0.25%, 0.25% and 0.25% of average net assets, respectively.

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider does not exceed in any year 0.10% of the Portfolio's average net assets attributable to the shares whose holders are serviced by such provider.

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED) (UNAUDITED)

For the six months ended June 30, 2003, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

  FUND                                    INVESTMENT CLASS  INSTITUTIONAL CLASS
 ------                                   ----------------  -------------------
Large Company Growth Portfolio.........         0.07%             0.01%
Large Company Value Portfolio..........         0.04%             0.04%
Small Company Growth Portfolio.........         0.03%             0.06%
Small Company Value Portfolio..........         0.05%             0.02%
Wilshire 5000 Index Portfolio..........         0.07%               --

The Qualified Class Shares of the Wilshire 5000 Index Portfolio has adopted a shareholder services plan which authorizes payments by the Qualified Class shares of up to 0.15% of the average daily net assets attributable to the Portfolio's Qualified Class Shares for certain shareholder services provided by Insurers or other financial intermediaries.

The Directors of the Company, and the Horace Mann Class shareholders of the Wilshire 5000 Index Portfolio, have adopted a service and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Wilshire 5000 Index Portfolio. Under such Plan, the Company pays the Distributor a fee equal to 0.35% of the value of the average daily net assets of the Wilshire 5000 Index Portfolio attributable to the Horace Mann Class Shares.

4. Securities Transactions.

For the six months ended June 30, 2003, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

  FUND                                          PURCHASES          SALES
 ------                                        -----------       ---------
Large Company Growth Portfolio .............. $247,360,944     $229,993,887
Large Company Value Portfolio ...............   43,064,147       42,381,824
Small Company Growth Portfolio...............    4,469,994        4,667,863
Small Company Value Portfolio ...............   10,657,071       16,668,743
Wilshire 5000 Index Portfolio................   17,263,220        2,454,301

The aggregate gross unrealized appreciation and depreciation, as computed on a federal income tax basis, at June 30, 2003 for each Portfolio is as follows:

                                                                  NET UNREALIZED
                                     UNREALIZED     UNREALIZED     APPRECIATION/
  FUND                              APPRECIATION   DEPRECIATION   (DEPRECIATION)
 -----                              ------------   ------------   --------------
Large Company Growth Portfolio ....  $63,257,651   $ (9,894,935)  $ 53,362,716
Large Company Value Portfolio .....    8,415,208       (978,988)     7,436,220
Small Company Growth Portfolio ....    1,636,224       (367,709)     1,268,515
Small Company Value Portfolio .....    3,950,338       (397,719)     3,552,619
Wilshire 5000 Index Portfolio......   13,012,759    (23,407,361)   (10,394,602)

     WILSHIRE MUTUAL FUNDS, INC.                         [GRAPHIC OMITTED] TREES
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED) (UNAUDITED)

5. Significant Shareholder Activity.

On June 30, 2003, the percent of shareholders which held 10% or more of the outstanding shares of the Portfolios were as follows:

  FUND
 ------
Large Company Growth Portfolio ........................       52%
Large Company Value Portfolio .........................       45%
Small Company Growth Portfolio ........................       60%
Small Company Value Portfolio .........................       71%
Wilshire 5000 Index Portfolio .........................       63%

6.       Subsequent Event

Effective August 1, 2003, Wilshire Target Funds, Inc. changed its name to Wilshire Mutual Funds, Inc.

                                 [LOGO OMITTED]
                                    WILSHIRE
                               MUTUAL FUNDS, INC.

P.O. Box 60488
King of Prussia, Pennsylvania 19406-0488

                                                                        WILSAR03


ITEM 2. CODE OF ETHICS.

Not applicable at this time.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable; for listed Closed-End Funds and Exchange Traded Funds only.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable; for Closed-End Funds only.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Wilshire Mutual Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /S/ Thomas M. Goodrum
                           -----------------------------------------------------
                           Thomas M. Goodrum, Jr., C.F.A., President
                           (principal executive officer)

Date                       AUGUST 22, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ Thomas M. Goodrum
                           -----------------------------------------------------
                           Thomas M. Goodrum, Jr., C.F.A., President
                           (principal executive officer)

Date                       AUGUST 22, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ Helen E. Webb
                           -----------------------------------------------------
                           Helen E. Webb, Treasurer
                           (principal financial officer)

Date                       AUGUST 22, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.